Schedule of Investments (unaudited)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

American Express Credit Account Master Trust
5.15%, 09/15/30	$1,000	$1,026,399
4.65%, 07/16/29	1,110	1,115,743
Class A, 4.95%, 10/15/27	1,000	1,000,066
BA Credit Card Trust, 4.93%, 05/15/29	1,450	1,467,071
Discover Card Execution Note Trust, 3.56%, 07/15/27	2,000	1,971,640
Exeter Automobile Receivables Trust
5.92%, 02/15/30	1,000	1,010,382
5.74%, 05/15/29	2,000	2,017,958
Ford Credit Auto Owner Trust, 5.09%, 12/15/28	2,100	2,114,669
GM Financial Automobile Leasing Trust, 5.16%, 01/20/27	3,000	2,998,959
GM Financial Consumer Automobile Receivables Trust
4.66%, 02/16/28	3,090	3,077,531
4.47%, 02/16/28	2,000	1,987,401
5.78%, 08/16/28	610	620,055
Hyundai Auto Receivables Trust, 5.48%, 04/17/28	2,000	2,016,020
John Deere Owner Trust, 4.96%, 11/15/28	320	322,027
Santander Drive Auto Receivables Trust, 5.23%, 12/15/28	430	431,815
Synchrony Card Funding LLC, 5.54%, 07/15/29	3,890	3,941,597
Verizon Master Trust, 5.16%, 06/20/29	4,000	4,024,762
WF Card Issuance Trust, 4.94%, 02/15/29	1,000	1,009,589
World Omni Auto Receivables Trust
4.86%, 03/15/29	2,250	2,258,524
5.09%, 12/17/29	600	603,098

Total Asset-Backed Securities — 0.8%
(Cost: $34,860,171)		35,015,306

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.6%
Benchmark Mortgage Trust
5.93%, 03/15/29	1,000	1,035,610
Series 2018-B21, Class A2, 1.74%, 12/17/53	1,000	927,377
Series 2023-B38, Class A2, 5.63%, 04/15/56	7,000	7,105,026
CD Mortgage Trust, Series 2016-CD2, Class A3, 3.25%, 11/10/49	946	912,033
Commission Mortgage Trust
Class-A4, 3.09%, 10/10/49	5,440	5,181,790
Series 2015-CR27, Class A4, 3.61%, 10/10/48	1,335	1,305,439
DBJPM Mortgage Trust, 3.56%, 06/10/50(a)	1,000	926,812
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.78%, 01/25/32	4,944	4,795,753
4.74%, 08/25/28, (1-day SOFR + 2.127%)(a)	10,000	10,090,722
5.20%, 02/25/31	3,110	3,243,348
5.36%, 01/25/29, (1-day SOFR + 2.127%)(a)	5,720	5,915,025
GS Mortgage Securities Trust, Series 2017-GS7, Class AAB, 3.20%, 08/10/50	2,364	2,300,402
JPMBB Commercial Mortgage Securities Trust
Series 2015-C27, Class AS, 3.02%, 02/15/48	246	243,947
Series 2015-C29, Class A4, 3.61%, 05/15/48	2,000	1,966,445
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31, Class A5, 3.10%, 11/15/49	3,075	2,901,491
Morgan Stanley Capital I Trust, Series 2019-L3,
Class AS, 3.49%, 11/15/52	970	883,926
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class C5, 2.90%, 10/10/48	$350	$344,404
UBS Commercial Mortgage Trust, Series 2018-C14, Class ASB, 4.39%, 12/15/51	3,288	3,245,201
Wells Fargo Commercial Mortgage Trust
4.67%, 09/15/61, (1-day SOFR + 2.127%)(a)	1,000	968,735
5.93%, 07/15/57	2,000	2,072,049
Series 2016-C35, Class A4, 2.93%, 07/15/48	1,000	955,258
Series 2016-NXS5, Class A6, 3.64%, 01/15/59	5,000	4,860,271
Series 2017-C39, Class A5, 3.42%, 09/15/50	5,000	4,744,277
		66,925,341

Total Collaterized Mortgage Obligations — 1.6%
(Cost: $68,992,329)		66,925,341

Corporate Bonds & Notes

Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28(b)	250	229,280
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(b)	415	402,237
7.50%, 06/01/29(b)	300	257,669
7.75%, 04/15/28(b)	305	269,544
9.00%, 09/15/28(b)	245	260,346
CMG Media Corp., 8.88%, 12/15/27(b)(c)	315	183,881
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28	100	99,293
Lamar Media Corp.
3.75%, 02/15/28	200	188,458
4.88%, 01/15/29	125	121,435
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(b)	800	782,937
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26	510	498,371
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(b)	175	162,352
5.00%, 08/15/27(b)	205	200,362
Summer BC Bidco B LLC, 5.50%, 10/31/26(b)	135	132,636
		3,788,801
Aerospace & Defense — 0.5%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)	170	173,772
Airbus SE, 3.15%, 04/10/27(b)	225	217,377
BAE Systems Finance Inc., 7.50%, 07/01/27(b)	100	107,072
BAE Systems Holdings Inc., 3.85%, 12/15/25(b)	405	398,193
BAE Systems PLC
5.00%, 03/26/27(b)	200	201,013
5.13%, 03/26/29(b)	400	405,005
Boeing Co. (The)
2.20%, 02/04/26	1,715	1,631,745
2.25%, 06/15/26	232	218,723
2.60%, 10/30/25	72	69,513
2.70%, 02/01/27	410	383,682
2.75%, 02/01/26	505	484,480
2.80%, 03/01/27	85	79,459
3.10%, 05/01/26	10	9,603
3.20%, 03/01/29	315	285,871
3.25%, 02/01/28	535	498,925
3.25%, 03/01/28	45	41,832
3.45%, 11/01/28	20	18,437
5.04%, 05/01/27	795	788,528

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
6.26%, 05/01/27(b)	$415	$424,042
6.30%, 05/01/29(b)	340	351,588
Bombardier Inc.
6.00%, 02/15/28(b)	250	249,567
7.13%, 06/15/26(b)	30	30,475
7.50%, 02/01/29(b)(c)	225	234,777
7.88%, 04/15/27(b)	304	304,540
Embraer Netherlands Finance BV, 5.40%, 02/01/27	200	199,460
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)	205	205,136
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	275	269,437
General Dynamics Corp.
1.15%, 06/01/26	115	108,134
3.50%, 04/01/27	390	379,738
3.75%, 05/15/28	225	219,490
HEICO Corp., 5.25%, 08/01/28	100	101,583
Hexcel Corp.
4.20%, 02/15/27	188	182,634
4.95%, 08/15/25	205	203,515
Howmet Aerospace Inc.
3.00%, 01/15/29	175	161,909
5.90%, 02/01/27	250	255,460
6.75%, 01/15/28	110	116,245
L3Harris Technologies Inc.
3.85%, 12/15/26	135	132,089
4.40%, 06/15/28	610	602,014
5.05%, 06/01/29	145	146,678
5.40%, 01/15/27	450	456,377
Lockheed Martin Corp.
3.55%, 01/15/26	515	506,397
4.45%, 05/15/28	135	134,965
4.50%, 02/15/29	135	135,251
4.95%, 10/15/25	295	295,430
5.10%, 11/15/27	470	478,914
Moog Inc., 4.25%, 12/15/27(b)	175	167,594
Northrop Grumman Corp.
3.20%, 02/01/27	35	33,834
3.25%, 01/15/28	740	706,968
4.60%, 02/01/29	175	174,917
Rolls-Royce PLC
3.63%, 10/14/25(b)	330	322,213
5.75%, 10/15/27(b)	330	334,085
RTX Corp.
2.65%, 11/01/26	270	258,004
3.13%, 05/04/27	490	470,081
3.50%, 03/15/27	491	476,403
3.95%, 08/16/25	440	435,081
4.13%, 11/16/28	880	862,008
5.00%, 02/27/26	190	190,539
5.75%, 11/08/26	375	382,784
5.75%, 01/15/29	375	391,200
Spirit AeroSystems Inc.
3.85%, 06/15/26	120	115,202
4.60%, 06/15/28(c)	225	213,154
TransDigm Inc.
4.63%, 01/15/29	400	378,437
4.88%, 05/01/29	225	214,045
5.50%, 11/15/27	820	809,792
6.38%, 03/01/29(b)	855	871,330
6.75%, 08/15/28(b)	655	667,885
Security	Par (000)	Value

Aerospace & Defense (continued)
Triumph Group Inc., 9.00%, 03/15/28(b)	$316	$333,281
		21,707,912
Agriculture — 0.3%
Adecoagro SA, 6.00%, 09/21/27(d)	200	195,208
Altria Group Inc.
4.40%, 02/14/26	340	336,949
4.80%, 02/14/29	635	633,839
6.20%, 11/01/28	160	168,425
Amaggi Luxembourg International SARL, 5.25%, 01/28/28(d)	200	190,766
Archer-Daniels-Midland Co., 2.50%, 08/11/26	352	337,100
BAT Capital Corp.
2.26%, 03/25/28	560	510,100
3.22%, 09/06/26	377	364,132
3.56%, 08/15/27	631	607,587
4.70%, 04/02/27	332	330,608
BAT International Finance PLC
1.67%, 03/25/26	542	513,410
4.45%, 03/16/28	275	270,600
5.93%, 02/02/29	435	452,230
Bunge Ltd. Finance Corp.
1.63%, 08/17/25	382	368,385
3.25%, 08/15/26	145	140,297
3.75%, 09/25/27	20	19,367
Cargill Inc.
0.75%, 02/02/26(b)	260	244,846
3.25%, 05/23/29(b)	5	4,719
3.63%, 04/22/27(b)	345	336,711
4.50%, 06/24/26(b)	195	194,373
4.88%, 10/10/25(b)	370	370,400
Darling Ingredients Inc., 5.25%, 04/15/27(b)	160	157,393
Imperial Brands Finance PLC
3.50%, 07/26/26(b)	310	300,218
3.88%, 07/26/29(b)	250	236,313
6.13%, 07/27/27(b)	310	319,089
MHP Lux SA, 6.95%, 04/03/26(d)	200	167,708
Philip Morris International Inc.
0.88%, 05/01/26	292	272,929
2.75%, 02/25/26	265	256,532
3.13%, 03/02/28	160	151,803
3.38%, 08/11/25	328	322,429
4.75%, 02/12/27	225	225,474
4.88%, 02/13/26	605	605,607
4.88%, 02/15/28	459	462,292
4.88%, 02/13/29	325	327,020
5.00%, 11/17/25	297	297,191
5.13%, 11/17/27	563	570,569
5.25%, 09/07/28	105	107,154
Turning Point Brands Inc., 5.63%, 02/15/26(b)	90	88,838
Vector Group Ltd.
5.75%, 02/01/29(b)	275	264,062
10.50%, 11/01/26(b)	190	191,982
Viterra Finance BV
2.00%, 04/21/26(b)	270	255,201
4.90%, 04/21/27(b)	210	208,292
		12,378,148
Airlines — 0.3%
Air Canada, 3.88%, 08/15/26(b)	426	409,722
Air Canada Pass Through Trust Series 2015-1, Class A, 3.60%, 09/15/28(b)	57	54,484

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
Series 2020-1, Class C, 10.50%, 07/15/26(b)	$110	$118,930
Alaska Airlines Pass Through Trust, Series 2020-1, 4.80%, 02/15/29(b)(c)	232	227,973
Allegiant Travel Co., 7.25%, 08/15/27(b)(c)	185	172,577
American Airlines Inc.
7.25%, 02/15/28(b)	255	254,774
8.50%, 05/15/29(b)	300	308,620
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(b)	680	674,847
5.75%, 04/20/29(b)	900	879,507
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 01/15/27(c)	68	65,652
Series 2014-1, Class A, 3.70%, 04/01/28	131	125,986
Series 2015-1, Class A, 3.38%, 11/01/28	217	205,355
Series 2015-2, Class AA, 3.60%, 03/22/29	31	29,728
Series 2016-1, Class AA, 3.58%, 07/15/29	93	88,495
Series 2016-2, Class AA, 3.20%, 12/15/29	104	97,174
Series 2016-3, Class AA, 3.00%, 04/15/30	23	21,538
Series 2017-1, Class AA, 3.65%, 02/15/29	99	92,864
Avianca Midco 2 PLC
9.00%, 12/01/28(d)	100	97,557
9.00%, 12/01/28(d)	400	391,498
Azul Secured Finance LLP, 11.93%, 08/28/28(d)	200	191,349
Delta Air Lines Inc.
4.38%, 04/19/28(c)	150	144,821
7.38%, 01/15/26	300	306,454
Delta Air Lines Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(b)	280	277,874
4.75%, 10/20/28(b)	1,060	1,047,673
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	160	147,030
Grupo Aeromexico SAB de CV, 8.50%, 03/17/27(d)	400	399,566
Hawaiian Airlines Pass Through Certificates, Series 2013-1, Class A, 3.90%, 07/15/27	46	43,466
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 11.00%, 04/15/29(b)(c)	330	314,186
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)	553	558,096
Southwest Airlines Co.
3.45%, 11/16/27	15	14,295
5.13%, 06/15/27	820	823,873
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.00%, 09/20/25(b)	158	99,339
8.00%, 09/20/25(b)(c)	190	120,143
United Airlines Inc.
4.38%, 04/15/26(b)	660	643,382
4.63%, 04/15/29(b)	600	567,263
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	227	223,714
Series 2014-1, Class A, 4.00%, 10/11/27	145	141,186
Series 2014-2, Class A, 3.75%, 03/03/28	137	132,622
Series 2016-1, Class AA, 3.10%, 01/07/30	10	8,800
Series 2016-2, Class AA, 2.88%, 04/07/30	160	146,074
Series 2020-1, 5.88%, 04/15/29	470	474,438
Unity 1 Sukuk Ltd., 2.39%, 11/03/25(d)	200	191,851
VistaJet Malta Finance PLC/Vista Management Holding Inc.
7.88%, 05/01/27(b)(c)	165	149,267
9.50%, 06/01/28(b)	160	143,448
		11,627,491
Security	Par (000)	Value

Apparel — 0.1%
Crocs Inc., 4.25%, 03/15/29(b)	$100	$92,210
Hanesbrands Inc., 4.88%, 05/15/26(b)	320	313,531
NIKE Inc.
2.38%, 11/01/26	260	248,087
2.75%, 03/27/27	340	325,745
Ralph Lauren Corp., 3.75%, 09/15/25	98	96,559
Tapestry Inc.
4.13%, 07/15/27	32	31,031
7.00%, 11/27/26	325	335,995
7.05%, 11/27/25	130	132,590
7.35%, 11/27/28	315	330,611
Under Armour Inc., 3.25%, 06/15/26	200	191,059
VF Corp., 2.80%, 04/23/27	130	120,889
William Carter Co. (The), 5.63%, 03/15/27(b)	160	158,247
		2,376,554
Auto Manufacturers — 1.3%
Allison Transmission Inc.
4.75%, 10/01/27(b)	125	122,052
5.88%, 06/01/29(b)	150	149,947
American Honda Finance Corp.
1.00%, 09/10/25	344	329,954
1.30%, 09/09/26	455	424,632
2.00%, 03/24/28	35	31,994
2.25%, 01/12/29	200	181,374
2.30%, 09/09/26	10	9,521
2.35%, 01/08/27	270	255,904
4.70%, 01/12/28	100	100,443
4.75%, 01/12/26	105	104,969
4.90%, 03/12/27	150	151,131
4.90%, 07/09/27	150	151,193
4.90%, 03/13/29	150	151,991
4.95%, 01/09/26	200	200,417
5.13%, 07/07/28	330	335,948
5.25%, 07/07/26	175	176,697
5.65%, 11/15/28	160	166,489
5.80%, 10/03/25	265	267,668
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(b)	300	301,049
BMW U.S. Capital LLC
1.25%, 08/12/26(b)	320	298,235
2.80%, 04/11/26(b)	152	147,124
3.30%, 04/06/27(b)	167	161,340
3.45%, 04/01/27(b)	272	264,069
3.63%, 04/18/29(b)	200	191,778
3.75%, 04/12/28(b)	80	77,579
4.90%, 04/02/27(b)	200	201,441
4.90%, 04/02/29(b)(c)	210	212,283
5.05%, 04/02/26(b)	200	200,724
5.05%, 08/11/28(b)	400	406,590
5.30%, 08/11/25(b)	380	380,969
Cummins Inc.
0.75%, 09/01/25	240	229,698
4.90%, 02/20/29	50	50,823
Daimler Truck Finance North America LLC, 5.13%, 09/25/27(b)	150	151,263
Daimler Trucks Finance North America LLC
2.00%, 12/14/26(b)	485	454,270
3.65%, 04/07/27(b)	285	276,254
5.00%, 01/15/27(b)	160	160,509
5.13%, 01/19/28(b)	245	247,536
5.15%, 01/16/26(b)	250	250,475

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
5.40%, 09/20/28(b)	$370	$378,314
5.60%, 08/08/25(b)	225	225,899
Ford Motor Co.
4.35%, 12/08/26	505	495,278
6.63%, 10/01/28	40	42,019
Ford Motor Credit Co. LLC
2.70%, 08/10/26	475	451,401
2.90%, 02/16/28	280	257,023
2.90%, 02/10/29	250	224,070
3.38%, 11/13/25	670	653,216
3.82%, 11/02/27	275	261,420
4.13%, 08/04/25	475	467,956
4.13%, 08/17/27	430	413,823
4.27%, 01/09/27	295	287,260
4.39%, 01/08/26	395	389,176
4.54%, 08/01/26	255	250,899
4.95%, 05/28/27	520	513,325
5.11%, 05/03/29	400	391,671
5.80%, 03/05/27	450	454,116
5.80%, 03/08/29	450	454,629
5.85%, 05/17/27	205	207,217
6.80%, 05/12/28	495	516,209
6.80%, 11/07/28	425	444,922
6.95%, 03/06/26	440	449,498
6.95%, 06/10/26	295	303,104
7.35%, 11/04/27	535	563,522
Ford Otomotiv Sanayi AS, 7.13%, 04/25/29(d)	200	204,135
General Motors Co.
4.20%, 10/01/27	105	102,625
5.00%, 10/01/28	40	40,240
6.13%, 10/01/25	666	672,693
6.80%, 10/01/27	490	514,465
General Motors Financial Co. Inc.
1.25%, 01/08/26	539	510,236
1.50%, 06/10/26	530	496,943
2.35%, 02/26/27	430	403,403
2.40%, 04/10/28	85	77,619
2.40%, 10/15/28	325	293,219
2.70%, 08/20/27	176	164,895
3.85%, 01/05/28	6	5,778
4.00%, 10/06/26	381	373,255
4.30%, 04/06/29	315	304,950
4.35%, 01/17/27	160	157,585
5.00%, 04/09/27	574	574,715
5.25%, 03/01/26	430	430,763
5.35%, 07/15/27	200	202,079
5.40%, 04/06/26	540	542,875
5.40%, 05/08/27	155	156,691
5.55%, 07/15/29	350	356,803
5.65%, 01/17/29	281	286,900
5.80%, 06/23/28	875	898,719
5.80%, 01/07/29	245	251,708
6.00%, 01/09/28	470	484,149
6.05%, 10/10/25	455	459,414
Honda Motor Co. Ltd., 2.53%, 03/10/27	527	500,356
Hyundai Assan Otomotiv Sanayi ve Ticaret AS,
1.63%, 07/12/26(d)	200	187,413
Hyundai Capital America
1.30%, 01/08/26(b)	334	316,682
1.50%, 06/15/26(b)	375	351,483
1.65%, 09/17/26(b)	405	378,093
Security	Par (000)	Value

Auto Manufacturers (continued)
1.80%, 10/15/25(b)	$320	$307,557
1.80%, 01/10/28(b)	35	31,523
2.00%, 06/15/28(b)	20	17,941
2.10%, 09/15/28(b)	200	178,820
2.38%, 10/15/27(b)	115	106,424
2.75%, 09/27/26(d)	200	190,656
3.00%, 02/10/27(b)(c)	5	4,770
3.50%, 11/02/26(b)	305	294,935
5.25%, 01/08/27(b)	125	125,796
5.28%, 06/24/27(b)	200	201,811
5.30%, 03/19/27(b)	200	201,533
5.30%, 01/08/29(b)	130	131,621
5.30%, 06/24/29(b)	200	202,630
5.35%, 03/19/29(b)	125	126,946
5.45%, 06/24/26(b)(c)	135	136,050
5.50%, 03/30/26(b)	305	306,977
5.60%, 03/30/28(b)	287	292,735
5.65%, 06/26/26(b)	285	288,060
5.68%, 06/26/28(b)	870	890,696
5.95%, 09/21/26(b)	260	264,564
6.10%, 09/21/28(b)	265	275,760
6.25%, 11/03/25(b)	150	151,909
6.50%, 01/16/29(b)	150	158,709
Hyundai Capital Services Inc.
1.25%, 02/08/26(d)	200	188,592
3.63%, 08/29/27(d)	200	192,247
5.13%, 02/05/27(d)	200	200,473
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(b)	155	147,869
5.50%, 07/15/29(b)	125	121,962
5.88%, 01/15/28(b)	150	148,469
7.75%, 10/15/25(b)	235	235,617
Kia Corp.
1.75%, 10/16/26(d)	200	186,582
2.75%, 02/14/27(d)	200	189,558
Mercedes-Benz Finance North America LLC
1.45%, 03/02/26(b)	400	379,493
3.50%, 08/03/25(b)	135	132,921
3.75%, 02/22/28(b)	365	354,653
4.75%, 08/01/27(b)	150	150,495
4.80%, 03/30/26(b)	380	379,859
4.80%, 01/11/27(b)	150	150,549
4.80%, 03/30/28(b)	395	397,329
4.80%, 08/01/29(b)	150	150,580
4.85%, 01/11/29(b)	150	151,306
4.88%, 07/31/26(b)	150	150,358
4.90%, 01/09/26(b)	150	150,188
5.10%, 08/03/28(b)	420	426,925
5.20%, 08/03/26(b)	315	317,756
5.25%, 11/29/27(b)	265	269,647
5.38%, 08/01/25(b)	485	486,138
5.38%, 11/26/25(b)	394	396,540
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(b)	332	307,254
2.00%, 03/09/26(b)	280	264,191
2.75%, 03/09/28(b)	240	216,954
6.95%, 09/15/26(b)	155	159,761
7.05%, 09/15/28(b)	220	230,698
Nissan Motor Co. Ltd.
3.52%, 09/17/25(b)	510	497,738
4.35%, 09/17/27(b)	875	843,711

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
PACCAR Financial Corp.
1.10%, 05/11/26	$185	$173,900
2.00%, 02/04/27	180	169,290
3.55%, 08/11/25	195	192,384
4.45%, 03/30/26	100	99,858
4.60%, 01/10/28	210	210,823
4.60%, 01/31/29	125	125,557
4.95%, 10/03/25	285	285,379
5.00%, 05/13/27	135	136,862
5.05%, 08/10/26	45	45,423
5.20%, 11/09/26	85	86,170
PM General Purchaser LLC, 9.50%, 10/01/28(b)	200	205,482
Stellantis Finance U.S. Inc., 1.71%, 01/29/27(b)	455	420,635
Toyota Motor Corp.
1.34%, 03/25/26	537	508,883
5.12%, 07/13/28	150	153,323
5.28%, 07/13/26	120	121,348
Toyota Motor Credit Corp.
0.80%, 10/16/25	117	111,587
0.80%, 01/09/26	55	52,056
1.13%, 06/18/26	505	473,329
1.90%, 01/13/27	370	347,234
1.90%, 04/06/28	202	184,380
3.05%, 03/22/27	595	572,384
3.05%, 01/11/28	150	142,960
3.20%, 01/11/27	105	101,733
3.65%, 08/18/25	540	533,287
3.65%, 01/08/29	225	217,142
4.45%, 05/18/26	320	318,754
4.45%, 06/29/29	250	249,425
4.55%, 09/20/27	440	440,187
4.63%, 01/12/28	380	381,577
4.65%, 01/05/29	245	246,167
4.80%, 01/05/26	125	125,169
5.00%, 08/14/26	377	379,541
5.05%, 05/16/29	225	229,784
5.20%, 05/15/26	130	131,201
5.25%, 09/11/28	135	138,549
5.40%, 11/10/25	730	735,411
5.40%, 11/20/26	200	203,507
5.45%, 11/10/27	445	457,439
5.60%, 09/11/25	100	100,812
Series B, 5.00%, 03/19/27	175	176,945
Volkswagen Group of America Finance LLC
1.25%, 11/24/25(b)	470	447,614
1.63%, 11/24/27(b)	65	58,571
3.20%, 09/26/26(b)	50	48,152
4.35%, 06/08/27(b)	530	522,929
4.63%, 11/13/25(b)	200	198,733
4.75%, 11/13/28(b)	510	506,411
5.25%, 03/22/29(b)	400	404,609
5.30%, 03/22/27(b)	200	202,359
5.40%, 03/20/26(b)	200	201,069
5.65%, 09/12/28(b)	200	205,449
5.70%, 09/12/26(b)	210	212,845
5.80%, 09/12/25(b)	215	216,387
6.00%, 11/16/26(b)	200	204,347
6.20%, 11/16/28(b)	200	209,556
Wabash National Corp., 4.50%, 10/15/28(b)	130	118,494
		54,981,422
Security	Par (000)	Value

Auto Parts & Equipment — 0.2%
Adient Global Holdings Ltd.
4.88%, 08/15/26(b)	$260	$255,102
7.00%, 04/15/28(b)	175	178,916
American Axle & Manufacturing Inc. 6.50%, 04/01/27(c)	180	180,413
6.88%, 07/01/28	135	134,840
Aptiv PLC, 4.35%, 03/15/29	100	97,972
BorgWarner Inc., 2.65%, 07/01/27	530	500,897
Clarios Global LP, 6.75%, 05/15/25(b)	137	137,164
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26(b)	300	299,936
6.75%, 05/15/28(b)	240	244,493
8.50%, 05/15/27(b)	640	645,715
Cooper-Standard Automotive Inc., 10.63%, 05/15/27, (10.63% PIK)(b)(c)(e)	127	99,968
Dana Inc.
5.38%, 11/15/27	159	156,438
5.63%, 06/15/28	125	121,772
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27	235	229,315
5.00%, 05/31/26	300	296,083
5.00%, 07/15/29	250	235,674
7.00%, 03/15/28	46	46,912
9.50%, 05/31/25	275	275,714
IHO Verwaltungs GmbH 4.75%, 09/15/26, (4.75% Cash and 5.50% PIK)(b)(e)	175	170,662
6.00%, 05/15/27, (6.00% Cash and 6.75% PIK)(b)(e)	170	168,333
6.38%, 05/15/29, (6.38% Cash and 7.13% PIK)(b)(e)	200	200,053
Lear Corp.
3.80%, 09/15/27	30	28,989
4.25%, 05/15/29	100	97,136
LG Energy Solution Ltd.
5.63%, 09/25/26(d)	200	201,977
5.75%, 09/25/28(d)	200	204,574
Magna International Inc.
4.15%, 10/01/25	125	123,746
5.05%, 03/14/29	90	91,409
Phinia Inc., 6.75%, 04/15/29(b)	150	153,082
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29(b)(c)	180	154,529
SK On Co. Ltd., 5.38%, 05/11/26(d)	200	201,411
Tenneco Inc., 8.00%, 11/17/28(b)	580	526,323
Titan International Inc., 7.00%, 04/30/28	150	145,476
ZF North America Capital Inc., 6.88%, 04/14/28(b)	200	205,225
		6,810,249
Banks — 9.5%
ABN AMRO Bank NV
1.54%, 06/16/27, (1-year CMT + 0.800%)(a)(b)	250	233,544
2.47%, 12/13/29, (1-year CMT + 1.100%)(a)(b)	200	179,462
4.80%, 04/18/26(b)	755	747,751
6.34%, 09/18/27, (1-year CMT + 1.650%)(a)(b)	400	409,111
6.58%, 10/13/26, (1-year CMT + 1.550%)(a)(b)	200	202,722
ABQ Finance Ltd., 1.88%, 09/08/25(d)	400	384,038
Abu Dhabi Commercial Bank PJSC
3.50%, 03/31/27(d)	200	193,179
4.50%, 09/14/27(d)	200	198,471
5.50%, 01/12/29(d)	200	205,609
8.00%, (5-year CMT + 3.524%)(a)(d)(f)	200	212,309
Access Bank PLC, 6.13%, 09/21/26(d)	200	189,545

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Adib Capital Invest 3 Ltd., 7.25%,
(5-year CMT + 3.059%)(a)(d)(f)	$200	$208,786
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28(d)	200	205,265
Agricultural Bank of China Ltd./Hong Kong
1.25%, 06/17/26(d)	200	187,743
2.25%, 03/01/27(d)	200	188,935
Agricultural Bank of China Ltd./New York, 1.25%,
01/19/26(d)	200	190,250
Agricultural Bank of China Ltd./Singapore, 1.25%,
03/02/26(d)	200	189,569
Ahli United Sukuk Ltd., 3.88%,
(5-year CMT + 3.011%)(a)(d)(f)	200	187,863
AIB Group PLC
6.61%, 09/13/29, (1-day SOFR + 2.330%)(a)(b)	200	210,356
7.58%, 10/14/26, (1-day SOFR + 3.456%)(a)(b)	325	333,455
Akbank TAS
6.80%, 02/06/26(d)	200	200,611
6.80%, 06/22/31, (5-year CMT + 6.015%)(a)(d)	200	196,832
Al Rajhi Sukuk Ltd.
4.75%, 04/05/28(d)	400	395,983
5.05%, 03/12/29(d)	200	200,224
ANB Sukuk Ltd., 3.33%, 10/28/30,
(5-year CMT + 2.974%)(a)(d)	200	193,437
ANZ Bank New Zealand Ltd., 5.55%, 08/11/32,
(5-year CMT + 2.700%)(a)(b)	270	272,353
ANZ New Zealand International Ltd./London
1.25%, 06/22/26(b)	200	187,033
3.45%, 01/21/28(b)	200	192,006
5.36%, 08/14/28(b)	270	276,301
ASB Bank Ltd.
1.63%, 10/22/26(b)	200	186,308
5.28%, 06/17/32, (5-year CMT + 2.250%)(a)(b)	270	268,957
5.35%, 06/15/26(b)	200	201,589
5.40%, 11/29/27(b)	215	218,879
AUB Sukuk Ltd., 2.62%, 09/09/26(d)	200	187,725
Australia & New Zealand Banking Group Ltd.,
4.40%, 05/19/26(b)	200	197,449
Australia & New Zealand Banking Group
Ltd./New York
4.75%, 01/18/27	250	251,236
5.00%, 03/18/26	250	250,989
5.67%, 10/03/25	360	363,544
Australia & New Zealand Banking Group Ltd/New
York, 4.90%, 07/16/27	315	318,443
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	505	482,521
5.38%, 03/13/29	200	203,829
5.86%, 09/14/26, (1-year CMT + 2.300%)(a)	400	402,123
Banco Bradesco SA/Cayman Islands, 4.38%,
03/18/27(d)	200	196,071
Banco de Bogota SA, 6.25%, 05/12/26(d)	400	397,804
Banco de Credito del Peru SA, 3.25%, 09/30/31,
(5-year CMT + 2.450%)(a)(c)(d)	200	187,408
Banco de Credito e Inversiones SA, 3.50%,
10/12/27(d)	200	191,892
Banco do Brasil SA/Cayman
3.25%, 09/30/26(d)	200	192,250
4.88%, 01/11/29(d)	200	194,050
Banco General SA, 4.13%, 08/07/27(d)	200	194,629
Banco Inbursa SA Institucion De Banca Multiple
Grupo Financiero Inbursa, 4.38%, 04/11/27(d)	150	146,364
Security	Par (000)	Value

Banks (continued)
Banco Internacional del Peru SAA Interbank, 3.25%,
10/04/26(d)	$200	$191,599
Banco Nacional de Comercio Exterior
SNC/Cayman Islands
2.72%, 08/11/31, (5-year CMT + 2.000%)(a)(d)	200	179,439
4.38%, 10/14/25(d)	200	196,878
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(a)	1,030	956,651
1.85%, 03/25/26	835	791,087
3.31%, 06/27/29	200	185,897
3.80%, 02/23/28	255	243,818
4.18%, 03/24/28, (1-year CMT + 2.000%)(a)	655	638,054
4.25%, 04/11/27	200	196,104
4.38%, 04/12/28	35	34,213
5.15%, 08/18/25	300	298,924
5.18%, 11/19/25	287	285,834
5.29%, 08/18/27	915	920,203
5.37%, 07/15/28, (1-year CMT + 0.950%)(a)	200	201,744
5.54%, 03/14/30, (1-year CMT + 1.450%)(a)	200	201,990
5.55%, 03/14/28, (1-year CMT + 1.250%)(a)	200	201,385
5.59%, 08/08/28	800	819,346
6.53%, 11/07/27, (1-year CMT + 1.650%)(a)	200	206,334
6.61%, 11/07/28	200	213,209
Bangkok Bank PCL/Hong Kong
4.30%, 06/15/27(d)	200	196,665
4.45%, 09/19/28(d)	200	196,907
5.30%, 09/21/28(d)	200	203,046
Bank Leumi Le-Israel BM, 5.13%, 07/27/27(b)	200	195,944
Bank Mandiri Persero Tbk PT, 2.00%, 04/19/26(d)	200	189,178
Bank Muscat SAOG, 4.75%, 03/17/26(d)	200	196,513
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(d)	200	192,582
4.30%, (5-year CMT + 3.466%)(a)(d)(f)	200	187,740
Bank of America Corp.
1.20%, 10/24/26, (1-day SOFR + 1.010%)(a)	735	699,176
1.73%, 07/22/27, (1-day SOFR + 0.960%)(a)	2,335	2,190,869
2.09%, 06/14/29, (1-day SOFR + 1.060%)(a)	1,025	925,697
2.55%, 02/04/28, (1-day SOFR + 1.050%)(a)	760	717,755
3.19%, 07/23/30, (3-mo. SOFR + 1.442%)(a)	750	694,221
3.25%, 10/21/27	285	273,550
3.42%, 12/20/28, (3-mo. SOFR + 1.302%)(a)	1,795	1,714,008
3.50%, 04/19/26	730	714,134
3.56%, 04/23/27, (3-mo. SOFR + 1.322%)(a)	315	307,104
3.59%, 07/21/28, (3-mo. SOFR + 1.632%)(a)	705	679,964
3.71%, 04/24/28, (3-mo. SOFR + 1.774%)(a)	775	751,182
3.82%, 01/20/28, (3-mo. SOFR + 1.837%)(a)	1,157	1,127,058
3.88%, 08/01/25	440	435,050
3.97%, 03/05/29, (3-mo. SOFR + 1.332%)(a)	680	659,736
3.97%, 02/07/30, (3-mo. SOFR + 1.472%)(a)	600	577,799
4.25%, 10/22/26	350	344,799
4.27%, 07/23/29, (3-mo. SOFR + 1.572%)(a)	1,480	1,448,939
4.38%, 04/27/28, (1-day SOFR + 1.580%)(a)	650	641,423
4.45%, 03/03/26	679	672,939
4.95%, 07/22/28, (1-day SOFR + 2.040%)(a)	1,085	1,087,921
5.08%, 01/20/27, (1-day SOFR + 1.290%)(a)	1,055	1,055,318
5.20%, 04/25/29, (1-day SOFR + 1.630%)(a)	1,060	1,072,423
5.82%, 09/15/29, (1-day SOFR + 1.570%)(a)	875	906,184
5.93%, 09/15/27, (1-day SOFR + 1.340%)(a)	200	203,855
6.20%, 11/10/28, (1-day SOFR + 1.990%)(a)	655	681,635
6.22%, 09/15/26	271	278,268
Series L, 4.18%, 11/25/27	270	264,047

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Series N, 1.66%, 03/11/27,
(1-day SOFR + 0.910%)(a)	$921	$872,222
Bank of America NA
5.53%, 08/18/26	510	517,870
5.65%, 08/18/25	505	508,475
Bank of China Ltd., 3.50%, 04/20/27(d)	200	194,888
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(d)	400	377,845
Bank of China Ltd./Sydney, 5.87%, 06/14/27,
(1-day SOFR + 0.500%)(a)(d)	200	199,786
Bank of Communications Co. Ltd., 3.80%,
(5-year CMT + 3.345%)(a)(d)(f)	1,300	1,271,630
Bank of Communications Co. Ltd./Hong Kong,
1.20%, 09/10/25(d)	200	191,993
Bank of Communications Hong Kong Ltd., 2.30%,
07/08/31, (5-year CMT + 1.400%)(a)(d)	350	331,610
Bank of East Asia Ltd. (The)
4.88%, 04/22/32, (5-year CMT + 2.300%)(a)(d)	250	241,850
6.63%, 03/13/27, (1-year CMT + 2.300%)(a)(d)	250	253,268
Bank of Ireland Group PLC
5.60%, 03/20/30, (1-day SOFR +1.620%)(a)(b)	200	203,020
6.25%, 09/16/26, (1-year CMT + 2.650%)(a)(b)	350	353,273
Bank of Montreal
0.95%, 01/22/27, (1-day SOFR + 0.603%)(a)	420	396,106
1.25%, 09/15/26	525	487,218
2.65%, 03/08/27	500	475,431
3.80%, 12/15/32,
(5-year USD Swap + 1.432%)(a)	420	399,653
5.20%, 02/01/28	474	481,645
5.27%, 12/11/26	215	217,606
5.30%, 06/05/26	560	565,042
5.37%, 06/04/27	250	254,712
5.72%, 09/25/28	290	300,423
5.92%, 09/25/25	175	176,761
Series H, 4.70%, 09/14/27	410	410,307
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26	120	113,138
1.05%, 10/15/26	180	166,485
1.65%, 07/14/28	45	40,411
2.05%, 01/26/27	560	527,645
2.45%, 08/17/26	10	9,573
2.80%, 05/04/26	170	164,509
3.00%, 10/30/28	23	21,481
3.25%, 05/16/27	105	101,493
3.40%, 01/29/28	370	356,123
3.44%, 02/07/28, (3-mo. SOFR + 1.331%)(a)	365	353,112
3.85%, 04/28/28	185	181,033
3.95%, 11/18/25	25	24,712
3.99%, 06/13/28, (1-day SOFR + 1.151%)(a)	285	278,717
4.54%, 02/01/29, (1-day SOFR + 1.169%)(a)	405	402,746
4.89%, 07/21/28, (1-day SOFR + 0.840%)(a)	250	250,494
4.95%, 04/26/27, (1-day SOFR + 1.026%)(a)	480	480,866
4.98%, 03/14/30, (1-day SOFR +1.085%)(a)	455	460,126
5.80%, 10/25/28, (1-day SOFR + 1.802%)(a)	450	464,023
6.32%, 10/25/29, (1-day SOFR + 1.598%)(a)	260	275,660
Bank of New Zealand
2.29%, 01/27/27(b)	275	258,653
4.85%, 02/07/28(b)	265	265,984
5.08%, 01/30/29(b)	250	253,497
Bank of Nova Scotia (The)
1.05%, 03/02/26	490	461,853
1.30%, 09/15/26	430	400,637
Security	Par (000)	Value

Banks (continued)
1.35%, 06/24/26	$389	$364,566
1.95%, 02/02/27	364	340,603
2.70%, 08/03/26	15	14,393
2.95%, 03/11/27	340	325,024
4.50%, 12/16/25	400	396,868
4.75%, 02/02/26	340	339,219
5.25%, 06/12/28	195	198,550
5.35%, 12/07/26	330	333,983
5.40%, 06/04/27	160	162,851
5.45%, 08/01/29	125	128,623
Bank of the Philippine Islands, 5.25%, 03/26/29(d)	200	202,390
Bank OZK, 2.75%, 10/01/31,
(3-mo. SOFR + 2.090%)(a)	170	138,657
BankUnited Inc., 4.88%, 11/17/25	155	153,274
Banque Federative du Credit Mutuel SA
1.60%, 10/04/26(b)	390	363,655
4.75%, 07/13/27(b)	235	234,447
4.94%, 01/26/26(b)	430	429,498
5.09%, 01/23/27(b)	200	200,810
5.19%, 02/16/28(b)	200	202,168
5.79%, 07/13/28(b)	200	206,904
5.90%, 07/13/26(b)	200	203,596
Banque Saudi Fransi, 4.75%, 05/31/28(d)	200	197,996
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(a)	647	607,017
4.34%, 01/10/28	80	78,212
4.38%, 01/12/26	1,045	1,035,276
4.84%, 05/09/28	550	540,257
4.97%, 05/16/29, (3-mo. LIBOR US + 1.902%)(a)	400	398,236
5.09%, 06/20/30, (3-mo. LIBOR US + 3.054%)(a)	300	293,304
5.20%, 05/12/26	760	758,508
5.30%, 08/09/26, (1-year CMT + 2.300%)(a)	680	679,190
5.50%, 08/09/28, (1-year CMT + 2.650%)(a)	870	879,692
5.67%, 03/12/28, (1-day SOFR +1.490%)(a)	200	202,608
5.69%, 03/12/30, (1-day SOFR +1.740%)(a)	500	510,572
5.83%, 05/09/27, (1-day SOFR + 2.210%)(a)	765	772,940
6.49%, 09/13/29, (1-day SOFR + 2.220%)(a)	400	420,739
7.33%, 11/02/26, (1-year CMT + 3.050%)(a)	675	689,781
7.39%, 11/02/28, (1-year CMT + 3.300%)(a)	480	511,678
BBK BSC, 6.88%, 06/06/29(d)	200	201,662
BBVA Bancomer SA/Texas, 1.88%, 09/18/25(d)	200	191,614
BDO Unibank Inc., 2.13%, 01/13/26(d)	200	191,046
BNG Bank NV, 2.38%, 03/16/26(b)	32	30,926
BNP Paribas SA
1.32%, 01/13/27, (1-day SOFR + 1.004%)(a)(b)	960	906,661
1.68%, 06/30/27, (1-day SOFR + 0.912%)(a)(b)	505	472,534
1.90%, 09/30/28, (1-day SOFR + 1.609%)(a)(b)	200	181,637
2.16%, 09/15/29, (1-day SOFR + 1.218%)(a)(b)	350	311,977
2.59%, 01/20/28, (1-day SOFR + 1.228%)(a)(b)	635	598,891
3.50%, 11/16/27(b)	595	568,476
4.38%, 03/01/33,
(5-year USD Swap + 1.483%)(a)(b)	490	469,991
4.40%, 08/14/28(b)	605	593,149
4.63%, 03/13/27(b)	525	518,535
5.13%, 01/13/29, (1-year CMT + 1.450%)(a)(b)	645	649,305
5.18%, 01/09/30, (1-day SOFR + 1.520%)(a)(b)	400	404,013
5.20%, 01/10/30, (3-mo. SOFR + 2.829%)(a)(b)	250	251,370
5.34%, 06/12/29, (1-year CMT + 1.500%)(a)(b)	500	507,549
5.50%, 05/20/30, (1-day SOFR + 1.590%)(a)(b)	400	405,419
BOS Funding Ltd., 7.00%, 03/14/28(d)	200	207,728
Boubyan Sukuk Ltd., 3.39%, 03/29/27(d)	200	191,488

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Boubyan Tier 1 Sukuk Ltd., 3.95%,
(5-year USD Swap + 2.896%)(a)(d)(f)	$200	$186,501
BPCE SA
1.65%, 10/06/26, (1-day SOFR + 1.520%)(a)(b)	560	535,689
2.05%, 10/19/27, (1-day SOFR + 1.087%)(a)(b)	390	362,968
3.50%, 10/23/27(b)	295	280,471
4.75%, 07/19/27(b)	250	249,068
4.88%, 04/01/26(b)	335	331,690
5.10%, 01/26/26(b)	360	358,784
5.13%, 01/18/28(b)	660	661,826
5.20%, 01/18/27(b)	250	251,724
5.28%, 05/30/29(b)	250	253,581
5.72%, 01/18/30, (1-year CMT + 1.959%)(a)(b)	400	406,525
5.98%, 01/18/27, (1-day SOFR + 2.10%)(a)(b)	555	559,638
6.61%, 10/19/27, (1-day SOFR + 1.980%)(a)(b)	305	312,939
6.71%, 10/19/29, (1-day SOFR + 2.270%)(a)(b)	250	262,891
BSF Finance, 5.50%, 11/23/27(d)	200	202,457
BSF Sukuk Ltd., 5.00%, 01/25/29(d)	200	199,480
Burgan Bank SAK, 2.75%, 12/15/31,
(5-year CMT + 2.229%)(a)(d)	200	180,663
CaixaBank SA
5.67%, 03/15/30, (1-day SOFR +1.780%)(a)(b)	200	203,734
6.21%, 01/18/29, (1-day SOFR + 2.700%)(a)(b)	280	289,094
6.68%, 09/13/27, (1-day SOFR + 2.080%)(a)(b)	200	205,796
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	60	57,197
1.25%, 06/22/26	359	336,332
3.45%, 04/07/27	440	426,164
3.95%, 08/04/25	555	548,722
5.00%, 04/28/28	335	337,720
5.24%, 06/28/27	280	283,546
5.26%, 04/08/29	265	269,414
5.62%, 07/17/26	100	101,456
5.93%, 10/02/26	215	219,774
5.99%, 10/03/28	185	193,367
CBQ Finance Ltd.
2.00%, 09/15/25(d)	200	192,264
2.00%, 05/12/26(d)	200	188,584
5.38%, 03/28/29(d)	200	201,107
China CITIC Bank International Ltd., 6.00%,
12/05/33, (5-year CMT + 1.650%)(a)(d)	250	260,374
China Construction Bank Corp., 2.85%, 01/21/32,
(5-year CMT + 1.400%)(a)(d)	600	573,429
China Construction Bank Corp./Hong Kong
1.25%, 08/04/25(d)	400	385,624
1.46%, 04/22/26(d)	400	378,739
China Development Bank
3.00%, 06/01/26(d)	400	389,499
3.38%, 01/24/27(d)	200	195,928
China Merchants Bank Co. Ltd./Hong Kong, 1.20%,
09/10/25(d)	400	383,564
China Merchants Bank Co. Ltd./Luxembourg
Branch, 1.25%, 09/01/26(d)	200	186,254
CIMB Bank Bhd, 2.13%, 07/20/27(d)	200	185,590
Citibank NA
4.84%, 08/06/29	500	502,622
4.93%, 08/06/26	265	265,565
5.44%, 04/30/26	755	761,708
5.49%, 12/04/26	550	558,510
5.80%, 09/29/28	805	838,607
5.86%, 09/29/25	500	504,951
Security	Par (000)	Value

Banks (continued)
Citigroup Inc.
1.12%, 01/28/27, (1-day SOFR + 0.765%)(a)	$723	$681,262
1.46%, 06/09/27, (1-day SOFR + 0.770%)(a)	1,040	974,472
3.07%, 02/24/28, (1-day SOFR + 1.280%)(a)	930	889,076
3.20%, 10/21/26	985	951,378
3.40%, 05/01/26	420	409,370
3.52%, 10/27/28, (3-mo. SOFR + 1.412%)(a)	825	790,626
3.67%, 07/24/28, (3-mo. SOFR + 1.652%)(a)	930	898,325
3.70%, 01/12/26	610	599,369
3.89%, 01/10/28, (3-mo. SOFR + 1.825%)(a)	1,080	1,053,759
3.98%, 03/20/30, (3-mo. SOFR + 1.600%)(a)	810	777,916
4.08%, 04/23/29, (3-mo. SOFR + 1.454%)(a)	720	700,748
4.13%, 07/25/28	125	121,547
4.30%, 11/20/26	260	256,205
4.45%, 09/29/27	1,335	1,316,952
4.60%, 03/09/26	600	595,655
4.66%, 05/24/28, (1-day SOFR + 1.887%)(a)	610	606,607
5.17%, 02/13/30, (1-day SOFR + 1.364%)(a)	1,110	1,121,747
5.50%, 09/13/25	428	429,342
5.61%, 09/29/26, (1-day SOFR + 1.546%)(a)	895	898,803
6.63%, 01/15/28	85	90,353
Citizens Bank NA, 4.58%, 08/09/28,
(1-day SOFR + 2.000%)(a)	485	475,283
Citizens Financial Group Inc.
2.85%, 07/27/26	207	197,955
4.30%, 12/03/25	125	123,347
5.84%, 01/23/30, (1-day SOFR + 2.010%)(a)	205	208,300
Comerica Inc.
4.00%, 02/01/29	150	140,292
5.98%, 01/30/30, (1-day SOFR + 2.155%)(a)	250	250,455
Commercial Bank of Dubai PSC
5.32%, 06/14/28(d)	200	201,242
6.00%, (6-year CMT + 5.597%)(a)(d)(f)	200	198,899
Commercial Bank PSQC (The), 4.50%,
(5-year CMT + 3.874%)(a)(d)(f)	200	189,590
Commonwealth Bank of Australia
1.13%, 06/15/26(b)	675	632,160
2.55%, 03/14/27(b)	520	494,580
2.63%, 09/06/26(b)	45	43,153
2.85%, 05/18/26(b)	380	368,030
3.15%, 09/19/27(b)	90	86,333
3.90%, 03/16/28(b)	95	93,319
4.50%, 12/09/25(b)	200	197,909
Commonwealth Bank of Australia/New York
5.32%, 03/13/26	405	409,086
5.50%, 09/12/25	250	251,836
Cooperatieve Rabobank UA
1.00%, 09/24/26, (1-year CMT + 0.730%)(a)(b)	445	424,428
1.11%, 02/24/27, (1-year CMT + 0.550%)(a)(b)	470	441,450
1.98%, 12/15/27, (1-year CMT + 0.730%)(a)(b)	440	409,614
4.38%, 08/04/25	405	400,633
4.66%, 08/22/28, (1-year CMT + 1.750%)(a)(b)	520	514,472
5.45%, 03/05/30, (1-year CMT + 1.120%)(a)(b)	250	254,657
5.56%, 02/28/29, (1-year CMT + 1.400%)(a)(b)	335	341,368
Cooperatieve Rabobank UA/New York
4.80%, 01/09/29	250	251,721
4.85%, 01/09/26	250	250,315
5.04%, 03/05/27	250	252,356
5.50%, 10/05/26	370	375,777
Credit Agricole SA
1.25%, 01/26/27, (1-day SOFR + 0.891%)(a)(b)	535	504,241

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.02%, 01/11/27(b)	$490	$459,288
4.00%, 01/10/33,
(5-year USD Swap + 1.644%)(a)(b)	530	500,848
5.13%, 03/11/27(b)	250	252,067
5.30%, 07/12/28(b)	270	275,006
5.34%, 01/10/30, (1-day SOFR + 1.690%)(a)(b)	250	251,890
5.59%, 07/05/26(b)	250	253,162
6.32%, 10/03/29, (1-day SOFR + 1.860%)(a)(b)	500	521,895
Dah Sing Bank Ltd., 3.00%, 11/02/31,
(5-year CMT + 1.950%)(a)(d)	250	235,854
Danske Bank A/S
1.55%, 09/10/27, (1-year CMT + 0.730%)(a)(b)	355	330,110
1.62%, 09/11/26, (1-year CMT + 1.350%)(a)(b)	280	268,471
4.30%, 04/01/28, (1-year CMT + 1.750%)(a)(b)	440	431,687
4.38%, 06/12/28(b)	200	196,613
5.43%, 03/01/28, (1-year CMT + 0.950%)(a)(b)	200	202,340
5.71%, 03/01/30, (1-year CMT + 1.400%)(a)(b)	200	204,379
6.26%, 09/22/26, (1-year CMT + 1.180%)(a)(b)	425	429,911
DBS Group Holdings Ltd., 1.82%, 03/10/31,
(5-year CMT + 1.100%)(a)(d)	200	189,873
Deutsche Bank AG
4.10%, 01/13/26	55	54,289
5.52%, 09/01/28	300	307,340
Deutsche Bank AG/New York
1.69%, 03/19/26	395	375,331
2.13%, 11/24/26, (1-day SOFR + 1.870%)(a)	650	622,703
2.31%, 11/16/27, (1-day SOFR + 1.219%)(a)	605	565,466
2.55%, 01/07/28, (1-day SOFR + 1.318%)(a)	470	440,577
4.10%, 01/13/26	182	179,141
4.88%, 12/01/32,
(5-year USD ICE Swap + 2.553%)(a)	420	401,295
5.37%, 09/09/27	265	268,772
5.41%, 05/10/29	185	188,588
5.71%, 02/08/28, (1-day SOFR + 1.594%)(a)	305	307,779
6.72%, 01/18/29, (1-day SOFR + 3.180%)(a)	475	496,403
6.82%, 11/20/29, (1-day SOFR + 2.510%)(a)	460	486,120
7.15%, 07/13/27, (1-day SOFR + 2.520%)(a)	300	309,940
Development Bank of Kazakhstan JSC, 5.50%,
04/15/27(d)	200	199,372
DIB Sukuk Ltd.
1.96%, 06/22/26(d)	400	375,368
2.74%, 02/16/27(d)	400	376,373
2.95%, 01/16/26(d)	600	579,776
5.24%, 03/04/29(d)	200	201,408
5.49%, 11/30/27(d)	200	202,699
DIB Tier 1 Sukuk 4 Ltd., 4.63%,
(6-year CMT + 4.077%)(a)(d)(f)	200	192,417
DIB Tier 1 Sukuk 5 Ltd., 3.38%,
(6-year CMT + 2.246%)(a)(d)(f)	200	185,009
Discover Bank
3.45%, 07/27/26	250	241,251
4.65%, 09/13/28	250	244,578
DNB Bank ASA
1.54%, 05/25/27, (1-year CMT + 0.720%)(a)(b)(c)	415	389,567
5.90%, 10/09/26, (1-day SOFR + 1.950%)(a)(b)	370	373,018
Doha Finance Ltd., 2.38%, 03/31/26(d)	200	190,383
EI Sukuk Co. Ltd.
1.83%, 09/23/25(d)	200	191,741
2.08%, 11/02/26(d)	200	186,864
Emirates Development Bank PJSC, 1.64%,
06/15/26(d)	200	186,763
Security	Par (000)	Value

Banks (continued)
Emirates NBD Bank PJSC
1.64%, 01/13/26(d)	$400	$379,498
4.25%, (6-year CMT + 3.155%)(a)(d)(f)	200	187,571
5.88%, 10/11/28(d)	200	208,007
6.13%, (6-year CMT + 5.702%)(a)(d)(f)	200	200,412
6.77%, 01/31/29, (1-day SOFR + 1.400%)(a)(d)	200	203,053
Fab Sukuk Co. Ltd.
1.41%, 01/14/26(d)	200	189,311
4.58%, 01/17/28(d)	200	198,630
4.78%, 01/23/29(d)	200	199,761
Federation des Caisses Desjardins du Quebec
4.40%, 08/23/25(b)	215	213,468
4.55%, 08/23/27(b)	225	223,073
5.25%, 04/26/29(b)	245	248,498
5.70%, 03/14/28(b)	270	276,790
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(a)	485	450,518
2.55%, 05/05/27	40	37,573
3.95%, 03/14/28	150	145,488
4.06%, 04/25/28, (1-day SOFR + 1.355%)(a)	325	315,292
4.77%, 07/28/30, (1-day SOFR + 2.127%)(a)	250	245,582
6.34%, 07/27/29, (1-day SOFR + 2.340%)(a)	345	359,590
6.36%, 10/27/28, (1-day SOFR + 2.192%)(a)	542	561,179
First Abu Dhabi Bank PJSC
4.38%, 04/24/28(d)	200	197,102
4.50%, (5-year CMT + 4.138%)(a)(d)(f)	400	386,679
4.77%, 06/06/28(d)	200	199,597
5.00%, 02/28/29(d)	200	200,468
5.13%, 10/13/27(d)	200	201,612
6.32%, 04/04/34, (5-year CMT + 1.700%)(a)(d)	200	204,571
6.57%, 01/29/29, (1-day SOFR + 1.200%)(a)(d)	200	201,571
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	30	30,961
Freedom Mortgage Corp.
6.63%, 01/15/27(b)	180	176,442
7.63%, 05/01/26(b)	175	175,152
12.00%, 10/01/28(b)	250	269,042
Goldman Sachs Bank USA/New York
5.28%, 03/18/27, (1-day SOFR +0.777%)(a)	395	396,577
5.41%, 05/21/27, (1-day SOFR +0.750%)(a)	535	538,721
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26, (1-day SOFR + 0.789%)(a)	785	741,775
1.43%, 03/09/27, (1-day SOFR + 0.798%)(a)	1,034	974,671
1.54%, 09/10/27, (1-day SOFR + 0.818%)(a)	951	884,721
1.95%, 10/21/27, (1-day SOFR + 0.913%)(a)	1,435	1,342,575
2.64%, 02/24/28, (1-day SOFR + 1.114%)(a)	1,093	1,031,948
3.50%, 11/16/26	744	722,599
3.62%, 03/15/28, (1-day SOFR + 1.846%)(a)	1,160	1,122,756
3.69%, 06/05/28, (3-mo. SOFR + 1.772%)(a)	995	962,870
3.75%, 02/25/26	725	712,692
3.81%, 04/23/29, (3-mo. SOFR + 1.420%)(a)	735	707,075
3.85%, 01/26/27	1,039	1,016,341
4.22%, 05/01/29, (3-mo. SOFR + 1.563%)(a)	1,050	1,024,941
4.25%, 10/21/25	832	823,068
4.39%, 06/15/27, (1-day SOFR + 1.510%)(a)	395	390,055
4.48%, 08/23/28, (1-day SOFR + 1.725%)(a)	975	962,927
5.05%, 07/23/30, (1-day SOFR + 1.210%)(a)	600	603,043
5.73%, 04/25/30, (1-day SOFR +1.265%)(a)	670	692,239
5.80%, 08/10/26, (1-day SOFR + 1.075%)(a)	725	728,340
5.95%, 01/15/27	313	320,809
6.48%, 10/24/29, (1-day SOFR + 1.770%)(a)	530	561,154
Gulf International Bank BSC, 2.38%, 09/23/25(d)	200	192,788

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
HDFC Bank Ltd., 5.18%, 02/15/29(d)	$200	$202,480
HDFC Bank Ltd./Gandhinagar, 5.69%, 03/02/26(d)	200	201,812
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.732%)(a)	450	410,878
2.21%, 08/17/29, (1-day SOFR + 1.285%)(a)	625	560,943
3.97%, 05/22/30, (3-mo. SOFR + 1.872%)(a)	825	785,855
4.04%, 03/13/28, (3-mo. SOFR + 1.808%)(a)	840	818,426
4.25%, 08/18/25	675	666,569
4.29%, 09/12/26, (3-mo. SOFR + 1.609%)(a)	385	380,611
4.38%, 11/23/26	575	566,116
4.58%, 06/19/29, (3-mo. SOFR + 1.796%)(a)	895	880,479
4.76%, 06/09/28, (1-day SOFR + 2.110%)(a)	805	799,897
5.21%, 08/11/28, (1-day SOFR + 2.610%)(a)	955	961,093
5.55%, 03/04/30, (1-day SOFR + 1.460%)(a)	400	407,546
5.60%, 05/17/28, (1-day SOFR + 1.060%)(a)	330	334,521
5.89%, 08/14/27, (1-day SOFR + 1.570%)(a)	800	811,935
6.16%, 03/09/29, (1-day SOFR + 1.970%)(a)	865	898,145
7.34%, 11/03/26, (1-day SOFR + 3.030%)(a)	735	753,994
7.39%, 11/03/28, (1-day SOFR + 3.350%)(a)	805	861,261
HSBC USA Inc., 5.29%, 03/04/27	200	202,824
Huntington Bancshares Inc./Ohio
4.44%, 08/04/28, (1-day SOFR + 1.970%)(a)	300	295,082
6.21%, 08/21/29, (1-day SOFR + 2.020%)(a)	235	244,200
Huntington National Bank (The), 4.55%, 05/17/28,
(1-day SOFR + 1.650%)(a)	275	271,118
ICDPS Sukuk Ltd., 4.95%, 02/14/29(d)	200	201,016
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(d)	400	393,762
Industrial & Commercial Bank of China Ltd.
3.20%, (5-year CMT + 2.368%)(a)(d)(f)	2,800	2,686,864
4.88%, 09/21/25(d)	600	598,444
Industrial & Commercial Bank of China Ltd./Hong
Kong, 1.63%, 10/28/26(d)	200	187,218
Industrial & Commercial Bank of China Ltd./New
York, 3.54%, 11/08/27	250	242,368
Industrial & Commercial Bank of China
Ltd./Singapore, 1.20%, 09/09/25(d)	600	575,787
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.005%)(a)	390	368,838
3.95%, 03/29/27	460	449,545
4.02%, 03/28/28, (1-day SOFR + 1.830%)(a)	470	459,251
4.05%, 04/09/29	300	289,913
4.55%, 10/02/28	320	316,720
4.63%, 01/06/26(b)	455	452,891
5.34%, 03/19/30, (1-day SOFR + 1.440%)(a)	500	506,664
6.08%, 09/11/27, (1-day SOFR + 1.560%)(a)	200	204,065
Intesa Sanpaolo SpA
3.88%, 01/12/28(b)	200	190,795
5.71%, 01/15/26(b)	500	499,931
7.00%, 11/21/25(b)	200	203,920
Israel Discount Bank Ltd., 5.38%, 01/26/28(b)	200	195,423
JPMorgan Chase & Co.
1.04%, 02/04/27, (3-mo. SOFR + 0.695%)(a)	775	729,728
1.05%, 11/19/26, (1-day SOFR + 0.800%)(a)	820	777,698
1.47%, 09/22/27, (1-day SOFR + 0.765%)(a)	1,159	1,078,205
1.58%, 04/22/27, (1-day SOFR + 0.885%)(a)	1,283	1,210,415
2.07%, 06/01/29, (1-day SOFR + 1.015%)(a)	220	198,915
2.18%, 06/01/28, (1-day SOFR + 1.890%)(a)	490	455,761
2.95%, 10/01/26	920	886,157
2.95%, 02/24/28, (1-day SOFR + 1.170%)(a)	500	477,001
3.20%, 06/15/26	440	427,753
3.30%, 04/01/26	771	752,841
Security	Par (000)	Value

Banks (continued)
3.51%, 01/23/29, (3-mo. SOFR + 1.207%)(a)	$970	$930,773
3.54%, 05/01/28, (3-mo. SOFR + 1.642%)(a)	1,217	1,175,289
3.63%, 12/01/27	345	334,444
3.70%, 05/06/30, (3-mo. SOFR + 1.422%)(a)	750	713,605
3.78%, 02/01/28, (3-mo. SOFR + 1.599%)(a)	905	881,775
3.96%, 01/29/27, (3-mo. SOFR + 1.507%)(a)	793	780,674
4.01%, 04/23/29, (3-mo. SOFR + 1.382%)(a)	315	306,175
4.13%, 12/15/26	470	463,252
4.20%, 07/23/29, (3-mo. SOFR + 1.522%)(a)	795	777,157
4.25%, 10/01/27	170	168,216
4.32%, 04/26/28, (1-day SOFR + 1.560%)(a)	1,351	1,333,973
4.45%, 12/05/29, (3-mo. SOFR + 1.592%)(a)	965	951,088
4.57%, 06/14/30, (1-day SOFR + 1.750%)(a)	600	592,769
4.85%, 07/25/28, (1-day SOFR + 1.990%)(a)	1,455	1,456,784
4.98%, 07/22/28, (1-day SOFR +0.930%)(a)	185	185,941
5.00%, 07/22/30, (1-day SOFR +1.125%)(a)	825	831,032
5.01%, 01/23/30, (1-day SOFR + 1.310%)(a)	725	730,762
5.04%, 01/23/28, (1-day SOFR + 1.190%)(a)	335	336,419
5.30%, 07/24/29, (1-day SOFR + 1.450%)(a)	765	778,171
5.57%, 04/22/28, (1-day SOFR +0.930%)(a)	735	748,461
5.58%, 04/22/30, (1-day SOFR +1.160%)(a)	800	824,797
6.07%, 10/22/27, (1-day SOFR + 1.330%)(a)	685	702,737
6.09%, 10/23/29, (1-day SOFR + 1.570%)(a)	665	697,503
7.63%, 10/15/26	300	317,792
8.00%, 04/29/27	300	325,888
JPMorgan Chase Bank NA, 5.11%, 12/08/26	500	504,363
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31,
(5-year CMT + 1.700%)(a)(d)	400	377,921
KBC Group NV, 5.80%, 01/19/29,
(1-year CMT + 2.100%)(a)(b)	305	312,227
KEB Hana Bank
1.25%, 12/16/26(d)	200	184,353
3.25%, 03/30/27(d)	200	192,874
5.75%, 10/24/28(d)	200	209,201
KeyBank NA/Cleveland OH
4.15%, 08/08/25	410	404,835
4.39%, 12/14/27	250	241,656
5.85%, 11/15/27	460	466,123
KeyCorp
2.25%, 04/06/27	200	184,826
4.10%, 04/30/28	80	76,894
4.15%, 10/29/25	170	167,708
KFH Sukuk Co., 5.01%, 01/17/29(d)	200	199,015
KFW GOVT GUARANT 01/28 4.125, 4.13%,
01/31/28	25	25,003
Kookmin Bank
1.38%, 05/06/26(d)	400	377,331
4.50%, 02/01/29(d)	200	194,932
5.25%, 05/08/29(d)	200	205,896
Korea Development Bank (The)
0.80%, 07/19/26	200	185,974
1.00%, 09/09/26	400	371,507
2.25%, 02/24/27	200	189,346
3.00%, 01/13/26	800	782,128
3.38%, 09/16/25	600	590,628
Kreditanstalt fuer Wiederaufbau
0.63%, 01/22/26	3,695	3,492,213
1.00%, 10/01/26	747	696,892
2.88%, 04/03/28	250	239,898
3.00%, 05/20/27	195	189,135
3.63%, 04/01/26	50	49,346

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.75%, 02/15/28	$1,985	$1,963,664
3.88%, 06/15/28	3,045	3,024,764
4.00%, 03/15/29	1,428	1,427,819
4.38%, 03/01/27	1,080	1,085,066
4.63%, 08/07/26	1,440	1,448,339
5.00%, 03/16/26	10	10,085
5.13%, 09/29/25	400	401,930
Landeskreditbank
Baden-Wuerttemberg Foerderbank
0.50%, 12/08/25(d)	60	56,766
1.38%, 10/12/28(d)	55	49,167
4.88%, 03/09/26(d)	50	50,208
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	362	341,240
1.00%, 02/25/28(d)	45	40,372
1.75%, 07/27/26	320	304,237
1.75%, 01/14/27(d)	140	131,981
3.00%, 05/21/29(d)	340	324,229
3.88%, 09/28/27	142	140,798
3.88%, 06/14/28	1,025	1,016,104
4.63%, 04/17/29	5	5,126
Series 37, 2.50%, 11/15/27	1,085	1,030,089
LG Electronics Inc., 5.63%, 04/24/27(d)	200	203,005
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(a)	560	527,000
3.57%, 11/07/28, (3-mo. LIBOR US + 1.205%)(a)	375	358,729
3.75%, 03/18/28, (1-year CMT + 1.800%)(a)	600	581,658
4.38%, 03/22/28	545	535,567
4.65%, 03/24/26	753	745,225
5.46%, 01/05/28, (1-year CMT + 1.375%)(a)	400	403,853
5.72%, 06/05/30, (1-year CMT + 1.070%)(a)	400	411,240
5.87%, 03/06/29, (1-year CMT + 1.700%)(a)	840	864,660
5.99%, 08/07/27, (1-year CMT + 1.480%)(a)	595	605,122
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR + 1.780%)(a)	355	346,229
7.41%, 10/30/29, (1-day SOFR + 2.800%)(a)	85	91,332
Macquarie Bank Ltd.
3.90%, 01/15/26(b)	305	300,783
5.21%, 06/15/26(b)	120	120,819
5.27%, 07/02/27(b)	200	203,325
5.39%, 12/07/26(b)	265	268,358
Macquarie Group Ltd.
1.34%, 01/12/27, (1-day SOFR + 1.069%)(a)(b)	410	387,839
1.63%, 09/23/27, (1-day SOFR + 0.910%)(a)(b)	420	390,362
1.94%, 04/14/28, (1-day SOFR + 0.995%)(a)(b)	290	266,939
3.76%, 11/28/28,
(3-mo. LIBOR US + 1.372%)(a)(b)	370	355,121
4.10%, 06/21/28, (1-day SOFR + 2.125%)(a)(b)	125	122,025
4.65%, 03/27/29,
(3-mo. LIBOR US + 1.727%)(a)(b)	10	9,913
5.03%, 01/15/30,
(3-mo. LIBOR US + 1.750%)(a)(b)	305	305,415
5.11%, 08/09/26, (1-day SOFR + 2.208%)(a)(b)	300	299,753
Manufacturers & Traders Trust Co.
4.65%, 01/27/26	455	450,405
4.70%, 01/27/28	545	535,980
5.40%, 11/21/25	250	251,076
MAR Sukuk Ltd., 2.21%, 09/02/25(d)	200	192,901
Mashreqbank PSC, 7.88%, 02/24/33,
(5-year CMT + 3.997%)(a)(d)	200	211,304
Metropolitan Bank & Trust Co., 2.13%, 01/15/26(d)	200	190,854
Security	Par (000)	Value

Banks (continued)
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27, (1-year CMT + 0.750%)(a)	$875	$819,897
1.64%, 10/13/27, (1-year CMT + 0.670%)(a)	600	559,572
2.34%, 01/19/28, (1-year CMT + 0.830%)(a)	575	541,391
2.76%, 09/13/26	200	191,677
3.20%, 07/18/29	500	466,043
3.29%, 07/25/27	135	129,822
3.68%, 02/22/27	200	195,241
3.74%, 03/07/29	300	288,462
3.85%, 03/01/26	700	688,358
3.96%, 03/02/28	350	341,934
4.05%, 09/11/28	290	284,622
4.08%, 04/19/28, (1-year CMT + 1.300%)(a)	420	411,795
5.02%, 07/20/28, (1-year CMT + 1.950%)(a)	540	543,693
5.24%, 04/19/29, (1-year CMT + 1.700%)(a)	200	202,832
5.26%, 04/17/30, (1-year CMT + 0.820%)(a)	200	203,277
5.35%, 09/13/28, (1-year CMT + 1.900%)(a)	390	395,642
5.42%, 02/22/29, (1-year CMT + 1.380%)(a)	395	402,534
Mizuho Financial Group Inc.
1.23%, 05/22/27, (1-year CMT + 0.670%)(a)	400	373,902
1.55%, 07/09/27, (1-year CMT + 0.750%)(a)	445	416,829
2.84%, 09/13/26	200	191,549
3.15%, 07/16/30, (3-mo. SOFR + 1.392%)(a)	200	183,937
3.48%, 04/12/26(b)	605	590,217
3.66%, 02/28/27	205	199,275
4.02%, 03/05/28	455	444,499
4.25%, 09/11/29, (3-mo. SOFR + 1.532%)(a)	315	306,434
5.38%, 05/26/30, (1-year CMT + 1.120%)(a)	300	305,124
5.38%, 07/10/30, (1-year CMT + 1.080%)(a)	200	203,736
5.41%, 09/13/28, (1-year CMT + 2.050%)(a)	815	827,146
5.67%, 05/27/29, (1-year CMT + 1.500%)(a)	200	204,981
5.78%, 07/06/29, (1-year CMT + 1.650%)(a)	420	432,086
Morgan Stanley
0.99%, 12/10/26, (1-day SOFR + 0.720%)(a)	848	799,998
1.51%, 07/20/27, (1-day SOFR + 0.858%)(a)	1,150	1,075,337
1.59%, 05/04/27, (1-day SOFR + 0.879%)(a)	1,285	1,210,424
2.48%, 01/21/28, (1-day SOFR + 1.000%)(a)	885	834,243
3.13%, 07/27/26	802	776,301
3.59%, 07/22/28(a)	1,115	1,072,128
3.63%, 01/20/27	925	902,737
3.77%, 01/24/29, (3-mo. SOFR + 1.402%)(a)	990	955,964
3.88%, 01/27/26	845	832,110
3.95%, 04/23/27	874	852,484
4.21%, 04/20/28, (1-day SOFR + 1.610%)(a)	870	855,658
4.35%, 09/08/26	600	592,896
4.43%, 01/23/30, (3-mo. SOFR + 1.890%)(a)	900	883,762
5.00%, 11/24/25	535	534,448
5.04%, 07/19/30, (1-day SOFR +1.215%)(a)	675	680,168
5.05%, 01/28/27, (1-day SOFR + 1.295%)(a)	625	625,573
5.12%, 02/01/29, (1-day SOFR + 1.730%)(a)	922	930,654
5.16%, 04/20/29, (1-day SOFR + 1.590%)(a)	1,025	1,035,619
5.17%, 01/16/30, (1-day SOFR + 1.450%)(a)	860	870,363
5.45%, 07/20/29, (1-day SOFR + 1.630%)(a)	665	678,978
5.65%, 04/13/28, (1-day SOFR +1.010%)(a)	410	417,559
5.66%, 04/18/30, (1-day SOFR +1.260%)(a)	645	665,056
6.14%, 10/16/26, (1-day SOFR + 1.770%)(a)	295	298,272
6.25%, 08/09/26	340	348,659
6.30%, 10/18/28, (1-day SOFR + 2.240%)(a)	375	390,908
6.41%, 11/01/29, (1-day SOFR + 1.830%)(a)	500	528,943
Morgan Stanley Bank NA
4.75%, 04/21/26	350	349,716

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.95%, 01/14/28, (1-day SOFR + 1.080%)(a)	$425	$425,597
4.97%, 07/14/28, (1-day SOFR +0.930%)(a)	250	250,894
5.50%, 05/26/28, (1-day SOFR +0.865%)(a)	500	508,157
5.88%, 10/30/26	500	511,329
Movida Europe SA, 7.85%, 04/11/29(d)	200	187,499
National Australia Bank Ltd.
1.89%, 01/12/27(b)	490	459,445
3.50%, 01/10/27(b)	60	58,499
National Australia Bank Ltd./New York
2.50%, 07/12/26	485	465,315
3.38%, 01/14/26	250	245,431
3.91%, 06/09/27	485	477,197
4.75%, 12/10/25	250	249,886
4.79%, 01/10/29	250	252,747
4.90%, 06/13/28	270	273,360
4.94%, 01/12/28	310	313,771
4.97%, 01/12/26	250	250,608
5.09%, 06/11/27	250	253,305
National Bank of Canada
5.60%, 07/02/27, (1-day SOFR +1.036%)(a)	250	252,572
5.60%, 12/18/28	275	283,637
National Securities Clearing Corp.
4.90%, 06/26/29(b)	250	253,615
5.00%, 05/30/28(b)	250	253,233
5.10%, 11/21/27(b)	250	254,100
5.15%, 06/26/26(b)	250	251,800
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(a)	620	581,547
3.07%, 05/22/28, (1-year CMT + 2.550%)(a)	300	284,865
4.45%, 05/08/30, (3-mo. LIBOR US + 1.871%)(a)	400	389,971
4.80%, 04/05/26	205	204,296
4.89%, 05/18/29, (3-mo. LIBOR US + 1.754%)(a)	575	571,357
5.08%, 01/27/30, (3-mo. LIBOR US + 1.905%)(a)	410	410,233
5.52%, 09/30/28, (1-year CMT + 2.270%)(a)	425	431,591
5.58%, 03/01/28, (1-year CMT + 1.100%)(a)	200	202,512
5.81%, 09/13/29, (1-year CMT + 1.950%)(a)	415	427,780
5.85%, 03/02/27, (1-year CMT + 1.350%)(a)	430	434,120
6.48%, 06/01/34, (5-year CMT + 2.200%)(a)	300	310,880
7.47%, 11/10/26, (1-year CMT + 2.850%)(a)	605	620,769
NatWest Markets PLC
1.60%, 09/29/26(b)	455	423,716
5.41%, 05/17/29(b)	235	239,263
5.42%, 05/17/27(b)	270	273,298
NBK SPC Ltd., 1.63%, 09/15/27,
(1-day SOFR + 1.050%)(a)(d)	200	185,531
NBK Tier 1 Financing 2 Ltd., 4.50%,
(6-year CMT + 2.832%)(a)(d)(f)	400	389,743
NBK Tier 1 Ltd., 3.63%,
(6-year CMT + 2.875%)(a)(d)(f)	200	187,244
NCB Tier 1 Sukuk Ltd., 3.50%,
(6-year CMT + 2.889%)(a)(d)(f)	400	375,536
Nederlandse Waterschapsbank NV, 2.38%,
03/24/26(b)	335	323,648
NongHyup Bank
4.25%, 07/06/27(d)	200	197,438
4.88%, 07/03/28(d)	200	202,021
Nordea Bank Abp
1.50%, 09/30/26(b)	360	335,010
4.75%, 09/22/25(b)	355	354,392
5.00%, 03/19/27(b)	200	201,804
5.38%, 09/22/27(b)	380	386,714
Security	Par (000)	Value

Banks (continued)
Norinchukin Bank (The)
1.28%, 09/22/26(b)	$205	$188,478
4.87%, 09/14/27(b)	210	207,167
5.43%, 03/09/28(b)	200	201,472
Northern Trust Corp.
3.38%, 05/08/32, (3-mo. LIBOR US + 1.131%)(a)	177	169,206
3.95%, 10/30/25	92	90,861
4.00%, 05/10/27	465	458,614
NRW Bank
0.88%, 03/09/26(d)	395	372,478
3.88%, 05/26/26(d)	30	29,648
4.63%, 11/04/25(d)	96	95,822
4.63%, 03/08/27(d)	300	302,154
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	375	357,220
0.50%, 02/02/26	320	301,268
3.63%, 09/09/27	70	68,820
4.13%, 01/20/26	30	29,812
4.13%, 01/18/29	480	480,894
4.25%, 03/01/28	160	160,376
4.63%, 11/03/25	40	39,983
4.75%, 05/21/27	510	517,325
5.00%, 10/23/26	225	228,161
OTP Bank Nyrt
7.50%, 05/25/27, (1-year CMT + 3.711%)(a)(d)	200	205,507
8.75%, 05/15/33, (5-year CMT + 5.060%)(a)(d)	200	209,549
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30, (5-year CMT + 1.580%)(a)(b)	415	399,827
4.60%, 06/15/32, (5-year CMT + 1.575%)(a)(d)	200	198,198
PNC Bank NA
3.25%, 01/22/28	335	318,171
4.05%, 07/26/28	250	242,678
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	270	250,994
2.60%, 07/23/26	280	267,975
3.15%, 05/19/27	170	163,395
3.45%, 04/23/29	525	498,005
4.76%, 01/26/27, (1-day SOFR + 1.085%)(a)	804	799,626
5.10%, 07/23/27, (1-day SOFR + 0.796%)(a)	325	326,077
5.30%, 01/21/28, (1-day SOFR + 1.342%)(a)	355	358,098
5.35%, 12/02/28, (1-day SOFR + 1.620%)(a)	476	483,040
5.49%, 05/14/30, (1-day SOFR + 1.198%)(a)	410	419,947
5.58%, 06/12/29, (1-day SOFR + 1.841%)(a)	872	892,576
6.62%, 10/20/27, (1-day SOFR + 1.730%)(a)	395	408,977
QIB Sukuk Ltd.
1.95%, 10/27/25(d)	200	191,598
5.58%, 11/22/28(d)	400	408,634
QIIB Senior Oryx Ltd., 5.25%, 01/24/29(d)	200	201,698
QNB Finance Ltd.
1.38%, 01/26/26(d)	400	377,738
1.63%, 09/22/25(d)	200	191,858
2.75%, 02/12/27(d)	400	379,094
4.88%, 01/30/29(d)	200	199,597
6.57%, 04/02/29, (1-day SOFR + 1.200%)(a)	400	402,126
Regions Financial Corp.
1.80%, 08/12/28	35	30,863
5.72%, 06/06/30, (1-day SOFR + 1.490%)(a)	150	152,659
Riyad Tier 1 Sukuk Ltd., 4.00%,
(5-year CMT + 2.170%)(a)(d)(f)	200	186,593
Rizal Commercial Banking Corp., 5.50%,
01/18/29(d)	200	202,157

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Royal Bank of Canada
0.88%, 01/20/26	$380	$359,096
1.15%, 07/14/26	350	326,604
1.20%, 04/27/26	628	590,364
1.40%, 11/02/26	380	353,483
2.05%, 01/21/27	265	249,702
3.63%, 05/04/27	465	452,659
4.24%, 08/03/27	455	449,479
4.65%, 01/27/26	582	578,708
4.88%, 01/12/26	500	500,269
4.88%, 01/19/27	200	200,844
4.90%, 01/12/28	399	401,806
4.95%, 02/01/29	200	202,581
4.97%, 08/02/30, (1-day SOFR +1.100%)(a)	325	327,822
5.07%, 07/23/27, (1-day SOFR + 0.790%)(a)	325	326,138
5.20%, 07/20/26	295	297,321
5.20%, 08/01/28	370	378,284
6.00%, 11/01/27	473	491,768
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(a)	321	299,105
3.24%, 10/05/26	300	287,615
4.40%, 07/13/27	480	470,438
5.81%, 09/09/26, (1-day SOFR + 2.328%)(a)	140	140,749
6.12%, 05/31/27, (1-day SOFR +1.232%)(a)	145	146,805
6.17%, 01/09/30, (1-day SOFR + 2.500%)(a)	140	143,983
6.50%, 03/09/29, (1-day SOFR + 2.356%)(a)	385	397,567
6.57%, 06/12/29, (1-day SOFR + 2.700%)(a)	235	243,805
Santander U.K. Group Holdings PLC
1.53%, 08/21/26, (1-year CMT + 1.250%)(a)	340	326,272
1.67%, 06/14/27, (1-day SOFR + 0.989%)(a)	427	399,629
2.47%, 01/11/28, (1-day SOFR + 1.220%)(a)	645	603,150
3.82%, 11/03/28, (3-mo. LIBOR US + 1.400%)(a)	235	225,221
6.53%, 01/10/29, (1-day SOFR + 2.600%)(a)	480	498,898
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(d)	200	185,859
3.75%, 09/20/27(d)	200	191,970
3.88%, 03/24/26(d)	200	195,670
4.50%, 03/26/28(d)	200	195,612
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(d)	200	189,769
2.88%, (5-year CMT + 2.064%)(a)(d)(f)	200	188,650
Skandinaviska Enskilda Banken AB
5.13%, 03/05/27(b)	200	202,219
5.38%, 03/05/29(b)	200	203,564
SNB Sukuk Ltd.
2.34%, 01/19/27(d)	400	376,459
5.13%, 02/27/29(d)	200	200,416
Societe Generale SA
1.49%, 12/14/26, (1-year CMT + 1.100%)(a)(b)	645	610,590
1.79%, 06/09/27, (1-year CMT + 1.000%)(a)(b)	480	448,483
2.80%, 01/19/28, (1-year CMT + 1.300%)(a)(b)	495	464,280
4.00%, 01/12/27(b)	275	266,991
4.25%, 08/19/26(b)	225	218,115
4.68%, 06/15/27(b)	415	413,467
4.75%, 11/24/25(b)	125	123,317
4.75%, 09/14/28(b)	200	197,549
5.52%, 01/19/28, (1-year CMT + 1.500%)(a)(b)	200	200,299
5.63%, 01/19/30, (1-year CMT + 1.750%)(a)(b)	200	201,177
6.45%, 01/12/27, (1-year CMT + 2.300%)(a)(b)	400	404,995
6.45%, 01/10/29, (1-year CMT + 2.550%)(a)(b)	495	509,814
Security	Par (000)	Value

Banks (continued)
Standard Chartered PLC
1.46%, 01/14/27, (1-year CMT + 1.000%)(a)(b)	$615	$581,343
2.61%, 01/12/28, (1-year CMT + 1.180%)(a)(b)	605	567,981
4.05%, 04/12/26(b)	205	201,661
4.31%, 05/21/30,
(3-mo. LIBOR US + 1.910%)(a)(b)	200	192,780
5.69%, 05/14/28, (1-year CMT + 1.050%)(a)(b)	435	440,438
6.17%, 01/09/27, (1-year CMT + 2.050%)(a)(b)	505	510,900
6.19%, 07/06/27, (1-year CMT + 1.850%)(a)(b)	615	625,446
6.30%, 01/09/29, (1-year CMT + 2.450%)(a)(b)	635	658,031
6.75%, 02/08/28, (1-year CMT + 1.850%)(a)(b)	200	207,291
7.02%, 02/08/30, (1-year CMT + 2.200%)(a)(b)	200	214,305
7.77%, 11/16/28, (1-year CMT + 3.450%)(a)(b)	230	248,038
State Bank of India/London
1.80%, 07/13/26(d)	400	376,749
5.00%, 01/17/29(d)	200	201,034
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(a)	225	209,817
2.20%, 02/07/28, (1-day SOFR + 0.730%)(a)	235	221,286
2.65%, 05/19/26	250	241,423
3.55%, 08/18/25	429	422,916
4.14%, 12/03/29, (3-mo. SOFR + 1.292%)(a)	70	68,385
4.99%, 03/18/27	295	297,701
5.27%, 08/03/26	360	363,259
5.68%, 11/21/29, (1-day SOFR + 1.484%)(a)	365	379,212
5.75%, 11/04/26, (1-day SOFR + 1.353%)(a)	170	171,332
5.82%, 11/04/28, (1-day SOFR + 1.715%)(a)	230	237,800
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	555	524,067
1.40%, 09/17/26	795	738,725
1.90%, 09/17/28	770	687,194
2.17%, 01/14/27	330	309,839
2.47%, 01/14/29	200	181,587
2.63%, 07/14/26	910	871,581
3.01%, 10/19/26	200	192,158
3.04%, 07/16/29	500	460,767
3.35%, 10/18/27	112	107,183
3.36%, 07/12/27	890	857,342
3.45%, 01/11/27	245	237,242
3.78%, 03/09/26	645	633,337
3.94%, 07/19/28	200	194,610
4.31%, 10/16/28	200	197,837
5.32%, 07/09/29	200	204,223
5.46%, 01/13/26	770	775,099
5.52%, 01/13/28	600	613,975
5.72%, 09/14/28	500	517,174
5.80%, 07/13/28	200	207,236
5.88%, 07/13/26	200	203,664
Sumitomo Mitsui Trust Bank Ltd.
1.05%, 09/12/25(b)	200	191,402
1.35%, 09/16/26(b)	280	260,193
1.55%, 03/25/26(b)	200	189,459
2.80%, 03/10/27(b)	210	200,053
4.80%, 09/15/25(b)	200	199,344
4.95%, 09/15/27(b)	230	231,359
5.20%, 03/07/27(b)	200	202,091
5.20%, 03/07/29(b)	200	204,306
5.50%, 03/09/28(b)	200	205,359
5.55%, 09/14/28(b)	200	206,261
5.65%, 03/09/26(b)	340	343,899
5.65%, 09/14/26(b)	200	202,977

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Svenska Handelsbanken AB
1.42%, 06/11/27, (1-year CMT + 0.630%)(a)(b)	$365	$341,270
3.95%, 06/10/27(b)	265	260,350
5.13%, 05/28/27(b)	250	253,269
5.50%, 06/15/28(b)	415	424,323
Swedbank AB
1.54%, 11/16/26(b)	410	381,316
5.34%, 09/20/27(b)	255	258,111
5.41%, 03/14/29(b)	200	203,387
5.47%, 06/15/26(b)	200	202,431
6.14%, 09/12/26(b)	200	204,391
Synchrony Bank
5.40%, 08/22/25	295	294,043
5.63%, 08/23/27	410	410,971
Synovus Bank, 5.63%, 02/15/28	250	246,893
Synovus Financial Corp., 5.20%, 08/11/25	130	129,457
TC Ziraat Bankasi AS
5.38%, 03/02/26(d)	200	195,853
8.00%, 01/16/29(d)	200	204,600
9.50%, 08/01/26(d)	200	210,320
Texas Capital Bancshares Inc., 4.00%, 05/06/31,
(5-year CMT + 3.150%)(a)	135	125,375
Toronto-Dominion Bank (The)
0.75%, 09/11/25	470	448,865
0.75%, 01/06/26	520	491,338
1.20%, 06/03/26	580	543,930
1.25%, 09/10/26	625	580,841
1.95%, 01/12/27(c)	230	216,569
2.80%, 03/10/27	534	508,765
3.63%, 09/15/31,
(5-year USD Swap + 2.205%)(a)	175	168,824
4.11%, 06/08/27	490	481,793
4.69%, 09/15/27	695	694,647
4.98%, 04/05/27	250	251,712
4.99%, 04/05/29	250	252,469
5.16%, 01/10/28	355	360,039
5.26%, 12/11/26	100	101,105
5.52%, 07/17/28	310	318,826
5.53%, 07/17/26	635	642,789
Truist Bank
3.63%, 09/16/25	325	318,832
4.05%, 11/03/25	315	311,331
Truist Financial Corp.
1.20%, 08/05/25	279	267,941
1.27%, 03/02/27, (1-day SOFR + 0.609%)(a)	650	611,062
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)	295	263,661
3.88%, 03/19/29	100	95,303
4.12%, 06/06/28, (1-day SOFR + 1.368%)(a)	345	336,608
4.87%, 01/26/29, (1-day SOFR + 1.435%)(a)	770	766,706
5.44%, 01/24/30, (1-day SOFR + 1.620%)(a)	470	476,934
5.90%, 10/28/26, (1-day SOFR + 1.626%)(a)	333	335,491
6.05%, 06/08/27, (1-day SOFR + 2.050%)(a)	255	259,213
7.16%, 10/30/29, (1-day SOFR + 2.446%)(a)	575	619,323
Turkiye Garanti Bankasi AS, 8.38%, 02/28/34,
(5-year CMT + 4.090%)(a)(d)	200	200,746
Turkiye Vakiflar Bankasi TAO
6.50%, 01/08/26(d)	200	199,346
9.00%, 10/12/28(d)	200	210,915
U.S. Bancorp
2.22%, 01/27/28, (1-day SOFR + 0.730%)(a)	555	519,110
3.00%, 07/30/29	300	274,327
Security	Par (000)	Value

Banks (continued)
3.10%, 04/27/26	$413	$400,326
3.90%, 04/26/28	75	72,990
3.95%, 11/17/25	390	385,058
4.55%, 07/22/28, (1-day SOFR + 1.660%)(a)	790	782,072
4.65%, 02/01/29, (1-day SOFR + 1.230%)(a)	465	461,106
5.10%, 07/23/30, (1-day SOFR + 1.250%)(a)	385	388,300
5.38%, 01/23/30, (1-day SOFR + 1.560%)(a)	525	535,053
5.73%, 10/21/26, (1-day SOFR + 1.430%)(a)	310	312,403
5.78%, 06/12/29, (1-day SOFR + 2.020%)(a)	190	195,416
6.79%, 10/26/27, (1-day SOFR + 1.880%)(a)	135	140,150
Series V, 2.38%, 07/22/26	120	114,710
Series X, 3.15%, 04/27/27	85	81,719
UBS AG/London
1.25%, 06/01/26	305	285,940
5.65%, 09/11/28	250	258,870
5.80%, 09/11/25	200	201,658
UBS AG/Stamford CT
1.25%, 08/07/26	592	550,790
5.00%, 07/09/27	485	487,649
7.50%, 02/15/28	860	931,704
UBS Group AG
1.31%, 02/02/27, (1-day SOFR + 0.980%)(a)(b)	710	668,926
1.36%, 01/30/27, (1-year CMT + 1.080%)(a)(b)	385	363,091
1.49%, 08/10/27, (1-year CMT + 0.850%)(a)(b)	640	594,478
3.87%, 01/12/29,
(3-mo. LIBOR US + 1.410%)(a)(b)	690	663,245
4.13%, 09/24/25(b)	505	498,315
4.13%, 04/15/26(b)	595	585,255
4.25%, 03/23/28(b)	515	500,968
4.28%, 01/09/28(b)	775	755,328
4.55%, 04/17/26	735	728,655
4.70%, 08/05/27, (1-year CMT + 2.050%)(a)(b)	600	594,497
4.75%, 05/12/28, (1-year CMT + 1.750%)(a)(b)	455	451,099
5.43%, 02/08/30, (1-year CMT + 1.520%)(a)(b)	585	593,684
5.71%, 01/12/27, (1-year CMT + 1.550%)(a)(b)	600	603,864
6.25%, 09/22/29, (1-year CMT + 1.800%)(a)(b)	510	532,807
6.33%, 12/22/27, (1-year CMT + 1.600%)(a)(b)	400	410,952
6.44%, 08/11/28, (1-day SOFR + 3.700%)(a)(b)	545	565,292
UniCredit SpA
1.98%, 06/03/27, (1-year CMT + 1.200%)(a)(b)	350	329,782
2.57%, 09/22/26, (1-year CMT + 2.300%)(a)(b)	370	357,725
5.86%, 06/19/32,
(5-year USD ICE Swap + 3.703%)(a)(b)	325	321,691
7.30%, 04/02/34,
(5-year USD ICE Swap + 4.914%)(a)(b)	350	363,524
Union Bank of the Philippines, 2.13%, 10/22/25(d)	200	191,197
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	200	188,916
1.75%, 03/16/31, (5-year CMT + 1.520%)(a)(d)	200	189,486
2.00%, 10/14/31, (5-year CMT + 1.230%)(a)(b)	200	186,926
Valley National Bancorp., 3.00%, 06/15/31,
(3-mo. SOFR + 2.360%)(a)	95	75,815
Wachovia Corp., 7.57%, 08/01/26(g)	125	130,935
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(a)	650	606,473
3.00%, 04/22/26	1,260	1,221,002
3.00%, 10/23/26	1,130	1,087,411
3.20%, 06/17/27, (3-mo. SOFR + 1.432%)(a)	990	957,974
3.53%, 03/24/28, (1-day SOFR + 1.510%)(a)	1,200	1,158,262
3.55%, 09/29/25	555	546,048
3.58%, 05/22/28, (3-mo. SOFR + 1.572%)(a)	1,255	1,210,536

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.10%, 06/03/26	$737	$725,089
4.15%, 01/24/29	835	817,280
4.30%, 07/22/27	1,020	1,006,969
4.54%, 08/15/26, (1-day SOFR + 1.560%)(a)	787	780,792
4.81%, 07/25/28, (1-day SOFR + 1.980%)(a)	1,289	1,285,181
5.20%, 01/23/30, (1-day SOFR + 1.500%)(a)	770	779,414
5.57%, 07/25/29, (1-day SOFR + 1.740%)(a)	1,355	1,387,094
5.71%, 04/22/28, (1-day SOFR +1.070%)(a)	835	851,216
6.00%, 10/28/25	110	109,890
6.30%, 10/23/29, (1-day SOFR + 1.790%)(a)	785	826,163
Wells Fargo Bank NA
4.81%, 01/15/26	500	499,924
5.25%, 12/11/26	500	505,133
5.45%, 08/07/26	670	678,728
5.55%, 08/01/25	590	593,359
Western Alliance Bancorp, 3.00%, 06/15/31,
(3-mo. SOFR + 2.250%)(a)	180	161,027
Westpac Banking Corp.
1.15%, 06/03/26	535	501,810
1.95%, 11/20/28	395	355,496
2.70%, 08/19/26	290	279,016
2.85%, 05/13/26	460	445,261
3.35%, 03/08/27	405	393,241
3.40%, 01/25/28	395	380,648
4.04%, 08/26/27	365	360,469
4.11%, 07/24/34, (5-year CMT + 2.000%)(a)	100	94,231
4.32%, 11/23/31,
(5-year USD ICE Swap + 2.236%)(a)	495	484,399
5.05%, 04/16/29	315	321,191
5.20%, 04/16/26	450	453,420
5.46%, 11/18/27	467	479,492
5.51%, 11/17/25	375	378,387
5.54%, 11/17/28	325	337,624
Westpac New Zealand Ltd.
4.90%, 02/15/28(b)	475	477,453
5.13%, 02/26/27(b)	200	201,621
5.20%, 02/28/29(b)	200	203,376
Woori Bank
0.75%, 02/01/26(d)	200	188,234
2.00%, 01/20/27(d)	200	187,479
4.75%, 01/24/29(d)	200	201,526
4.88%, 01/26/28(d)	200	201,938
5.13%, 08/06/28(d)	200	199,495
Yapi ve Kredi Bankasi A/S
7.88%, 01/22/31, (5-year CMT + 7.415%)(a)(d)	200	200,005
9.25%, 10/16/28(d)	200	213,922
9.25%, 01/17/34, (5-year CMT + 5.278%)(a)(d)	200	206,166
		394,221,107
Beverages — 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%,
06/29/28(d)	200	175,289
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	535	527,358
4.75%, 01/23/29	1,330	1,343,518
Bacardi Ltd./Bacardi-Martini BV, 5.25%, 01/15/29(b)	150	151,032
Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29(d)	200	191,653
Coca-Cola Co. (The)
1.00%, 03/15/28	294	262,775
1.45%, 06/01/27	565	522,250
2.90%, 05/25/27	100	96,001
Security	Par (000)	Value

Beverages (continued)
3.38%, 03/25/27	$445	$434,826
Coca-Cola Consolidated Inc.
3.80%, 11/25/25	147	144,781
5.25%, 06/01/29	150	153,393
Coca-Cola Europacific Partners PLC, 1.50%,
01/15/27(b)	200	184,799
Coca-Cola Icecek A/S, 4.50%, 01/20/29(d)	200	187,922
Constellation Brands Inc.
3.50%, 05/09/27	245	236,537
3.60%, 02/15/28	330	316,963
3.70%, 12/06/26	55	53,650
4.35%, 05/09/27	229	226,211
4.40%, 11/15/25	315	312,483
4.75%, 12/01/25	30	29,884
4.80%, 01/15/29	100	100,097
5.00%, 02/02/26	120	120,002
Diageo Capital PLC
1.38%, 09/29/25	380	364,873
5.20%, 10/24/25	325	326,209
5.30%, 10/24/27	445	454,616
5.38%, 10/05/26	210	212,904
Heineken NV, 3.50%, 01/29/28(b)	345	332,482
JDE Peet’s NV, 1.38%, 01/15/27(b)	335	307,229
Keurig Dr Pepper Inc.
2.55%, 09/15/26	170	162,147
3.40%, 11/15/25	25	24,524
3.43%, 06/15/27	15	14,499
3.95%, 04/15/29	250	241,975
4.60%, 05/25/28	585	582,586
5.05%, 03/15/29	140	142,226
5.10%, 03/15/27	125	126,282
Molson Coors Beverage Co., 3.00%, 07/15/26	621	600,342
PepsiCo Inc.
2.38%, 10/06/26	70	66,945
2.63%, 03/19/27	25	23,861
2.63%, 07/29/29	250	230,988
2.85%, 02/24/26	527	513,766
3.00%, 10/15/27	415	398,142
3.60%, 02/18/28	295	287,685
4.45%, 05/15/28	300	301,911
4.50%, 07/17/29(c)	200	201,719
4.55%, 02/13/26	295	294,845
5.13%, 11/10/26	235	238,173
5.25%, 11/10/25	240	241,927
7.00%, 03/01/29	145	160,603
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29	125	125,352
4.65%, 02/16/27	125	125,436
Primo Water Holdings Inc., 4.38%, 04/30/29(b)	250	233,355
Suntory Holdings Ltd., 5.12%, 06/11/29(b)	205	208,979
Triton Water Holdings Inc., 6.25%, 04/01/29(b)	235	229,096
		13,547,101
Biotechnology — 0.2%
Amgen Inc.
1.65%, 08/15/28	460	409,586
2.20%, 02/21/27	615	577,720
2.60%, 08/19/26	517	495,212
3.00%, 02/22/29	480	448,677
3.20%, 11/02/27	165	157,684
5.15%, 03/02/28	1,120	1,135,891
Biogen Inc., 4.05%, 09/15/25	561	554,518

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Bio-Rad Laboratories Inc., 3.30%, 03/15/27	$200	$191,550
CSL Finance PLC, 3.85%, 04/27/27(b)	190	185,558
Emergent BioSolutions Inc., 3.88%, 08/15/28(b)	125	95,222
Gilead Sciences Inc.
1.20%, 10/01/27	55	49,555
2.95%, 03/01/27	435	418,071
3.65%, 03/01/26	1,083	1,063,258
Illumina Inc.
5.75%, 12/13/27	105	107,621
5.80%, 12/12/25	5	5,033
Royalty Pharma PLC
1.20%, 09/02/25	450	430,785
1.75%, 09/02/27	212	193,268
5.15%, 09/02/29	150	151,013
		6,670,222
Building Materials — 0.2%
ACProducts Holdings Inc., 6.38%, 05/15/29(b)	165	97,303
AmeriTex HoldCo Intermediate LLC, 10.25%,
10/15/28(b)(c)	175	186,005
Camelot Return Merger Sub Inc., 8.75%,
08/01/28(b)	225	223,656
Carrier Global Corp., 2.49%, 02/15/27	370	350,986
Cemex SAB de CV, 9.13%,
(5-year CMT + 5.157%)(a)(d)(f)	200	215,356
Cemex SAB De CV, 5.13%,
(5-year CMT + 4.534%)(a)(c)(d)(f)	600	583,368
Cornerstone Building Brands Inc.
6.13%, 01/15/29(b)	115	94,717
9.50%, 08/15/29(b)	100	100,123
CP Atlas Buyer Inc., 7.00%, 12/01/28(b)(c)	175	149,975
CRH America Finance Inc.
3.40%, 05/09/27(b)	200	192,899
3.95%, 04/04/28(b)	225	218,998
CRH SMW Finance DAC, 5.20%, 05/21/29	200	203,431
Eco Material Technologies Inc., 7.88%, 01/31/27(b)	185	188,195
Griffon Corp., 5.75%, 03/01/28	345	338,307
Holcim Finance U.S. LLC, 3.50%, 09/22/26(b)	55	53,419
Huaxin Cement International Finance Co. Ltd.,
2.25%, 11/19/25(d)	200	191,630
James Hardie International Finance DAC, 5.00%,
01/15/28(b)	70	67,483
Jeld-Wen Inc.
4.63%, 12/15/25(b)(c)	75	73,895
4.88%, 12/15/27(b)	150	143,000
Johnson Controls International PLC, 3.90%,
02/14/26	300	295,313
Johnson Controls International PLC/Tyco Fire &
Security Finance SCA, 5.50%, 04/19/29	195	201,008
Lennox International Inc.
1.35%, 08/01/25	95	91,279
1.70%, 08/01/27	270	246,813
5.50%, 09/15/28	405	415,188
Limak Cimento Sanayi ve Ticaret AS, 9.75%,
07/25/29(b)	200	198,438
Louisiana-Pacific Corp., 3.63%, 03/15/29(b)	125	115,447
Martin Marietta Materials Inc.
3.45%, 06/01/27	10	9,684
3.50%, 12/15/27	390	376,525
Masco Corp.
1.50%, 02/15/28	200	178,639
3.50%, 11/15/27	50	47,923
Security	Par (000)	Value

Building Materials (continued)
Mohawk Industries Inc., 5.85%, 09/18/28	$180	$186,915
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28(b)	200	192,120
9.75%, 07/15/28(b)	100	102,200
Owens Corning
3.40%, 08/15/26	185	179,509
5.50%, 06/15/27	70	71,337
Sisecam U.K. PLC, 8.25%, 05/02/29(d)	200	204,067
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28(b)	375	371,255
Standard Industries Inc./NJ
4.75%, 01/15/28(b)	330	316,231
5.00%, 02/15/27(b)	295	288,642
Summit Materials LLC/Summit Materials
Finance Corp.
5.25%, 01/15/29(b)	225	220,087
6.50%, 03/15/27(b)	105	105,106
Trane Technologies Financing Ltd.
3.50%, 03/21/26	90	88,003
3.80%, 03/21/29	110	105,995
Trane Technologies Global Holding Co. Ltd., 3.75%,
08/21/28	170	164,166
Vulcan Materials Co., 3.90%, 04/01/27	70	68,655
West China Cement Ltd., 4.95%, 07/08/26(d)	200	163,837
		8,677,128
Chemicals — 0.5%
Cerdia Finanz GmbH, 10.50%, 02/15/27(b)	205	211,126
Air Products and Chemicals Inc.
1.50%, 10/15/25	411	395,141
1.85%, 05/15/27	35	32,570
4.60%, 02/08/29	465	468,334
Albemarle Corp., 4.65%, 06/01/27	225	223,049
ASP Unifrax Holdings Inc., 5.25%, 09/30/28(b)	245	130,999
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)	245	222,868
Axalta Coating Systems LLC/Axalta Coating
Systems Dutch Holding B BV, 4.75%, 06/15/27(b)	200	195,944
Bayport Polymers LLC, 4.74%, 04/14/27(b)	55	53,578
Braskem Netherlands Finance BV
4.50%, 01/10/28(d)	400	369,334
8.50%, 01/23/81, (5-year CMT + 8.220%)(a)(d)	200	201,754
Cabot Corp., 4.00%, 07/01/29	50	48,157
Celanese U.S. Holdings LLC
1.40%, 08/05/26	140	130,022
6.17%, 07/15/27	682	700,893
6.33%, 07/15/29	200	209,279
6.35%, 11/15/28	420	438,658
CF Industries Inc., 4.50%, 12/01/26(b)	120	118,383
Chemours Co. (The)
5.38%, 05/15/27	190	182,504
5.75%, 11/15/28(b)	260	243,419
Chevron Phillips Chemical Co. LLC/Chevron Phillips
Chemical Co. LP
3.40%, 12/01/26(b)	314	303,645
3.70%, 06/01/28(b)	15	14,469
CNAC HK Finbridge Co. Ltd.
2.00%, 09/22/25(d)	400	385,781
4.13%, 07/19/27(d)	600	586,832
5.13%, 03/14/28(d)	400	401,709
Consolidated Energy Finance SA
5.63%, 10/15/28(b)	180	144,219
6.50%, 05/15/26(b)	70	67,931

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
CVR Partners LP/CVR Nitrogen Finance Corp.,
6.13%, 06/15/28(b)	$184	$178,190
Dow Chemical Co. (The), 4.80%, 11/30/28	60	60,307
DuPont de Nemours Inc.
4.49%, 11/15/25	795	788,497
4.73%, 11/15/28	440	444,096
Eastman Chemical Co.
4.50%, 12/01/28	30	29,560
5.00%, 08/01/29	65	65,238
Ecolab Inc.
1.65%, 02/01/27	395	368,327
2.70%, 11/01/26	25	23,974
3.25%, 12/01/27	20	19,187
5.25%, 01/15/28	350	358,763
Element Solutions Inc., 3.88%, 09/01/28(b)	275	255,072
FMC Corp.
3.20%, 10/01/26	25	23,998
5.15%, 05/18/26	185	185,168
GPD Companies Inc., 10.13%, 04/01/26(b)	155	144,543
HB Fuller Co.
4.00%, 02/15/27	105	101,529
4.25%, 10/15/28	55	51,344
Herens Holdco SARL, 4.75%, 05/15/28(b)	120	104,154
Huntsman International LLC, 4.50%, 05/01/29	200	192,829
Illuminate Buyer LLC/Illuminate Holdings IV Inc.,
9.00%, 07/01/28(b)	155	156,025
INEOS Finance PLC
6.75%, 05/15/28(b)	150	150,718
7.50%, 04/15/29(b)	200	203,865
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29(b)	200	214,379
Ingevity Corp., 3.88%, 11/01/28(b)	180	164,886
Innophos Holdings Inc., 9.38%, 02/15/28(b)(c)	95	82,261
International Flavors & Fragrances Inc.
1.23%, 10/01/25(b)	428	408,483
1.83%, 10/15/27(b)	435	394,795
4.45%, 09/26/28	45	44,071
Iris Holdings Inc., 8.75%, 02/15/26, (9.50% PIK)(b)(e)	55	45,701
Kobe U.S. Midco 2 Inc., 9.25%, 11/01/26,
(10.00% PIK)(b)(c)(e)	83	68,066
LG Chem Ltd., 1.38%, 07/07/26(d)	200	186,385
Linde Inc./CT
3.20%, 01/30/26	270	263,967
4.70%, 12/05/25	320	319,840
LYB Finance Co. BV, 8.10%, 03/15/27(b)	106	112,984
LYB International Finance II BV, 3.50%, 03/02/27	260	250,898
LYB International Finance III LLC, 1.25%, 10/01/25	320	305,593
Mativ Holdings Inc., 6.88%, 10/01/26(b)	125	124,885
MEGlobal BV, 4.25%, 11/03/26(d)	400	390,179
Methanex Corp., 5.13%, 10/15/27	220	214,181
Minerals Technologies Inc., 5.00%, 07/01/28(b)	150	144,447
Mosaic Co. (The)
4.05%, 11/15/27	225	218,892
5.38%, 11/15/28	177	180,417
Nutrien Ltd.
4.00%, 12/15/26	30	29,386
4.20%, 04/01/29	255	249,066
4.90%, 03/27/28	180	180,486
5.20%, 06/21/27	150	151,524
5.95%, 11/07/25	370	373,996
OCI NV, 4.63%, 10/15/25(b)	164	162,176
OCP SA, 4.50%, 10/22/25(d)	200	196,254
Security	Par (000)	Value

Chemicals (continued)
Olin Corp., 5.13%, 09/15/27	$190	$185,664
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(b)	280	258,281
7.13%, 10/01/27(b)	110	111,104
9.75%, 11/15/28(b)	575	611,550
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26(d)	200	187,869
4.00%, 10/04/27(d)	200	190,845
Polar U.S. Borrower LLC/Schenectady International
Group Inc., 6.75%, 05/15/26(b)(c)	100	27,573
PPG Industries Inc.
1.20%, 03/15/26	415	390,860
3.75%, 03/15/28	65	63,005
Rayonier AM Products Inc., 7.63%, 01/15/26(b)	157	149,346
Rohm & Haas Co., 7.85%, 07/15/29	150	168,010
RPM International Inc.
3.75%, 03/15/27	100	97,010
4.55%, 03/01/29	100	98,241
SABIC Capital II BV, 4.50%, 10/10/28(d)	200	197,629
Sasol Financing USA LLC
4.38%, 09/18/26	200	191,093
6.50%, 09/27/28	200	194,142
8.75%, 05/03/29(d)	400	413,768
SCIH Salt Holdings Inc.
4.88%, 05/01/28(b)	365	340,133
6.63%, 05/01/29(b)	200	188,311
SCIL IV LLC/SCIL USA Holdings LLC, Class-H,
5.38%, 11/01/26(b)	275	268,415
Sherwin-Williams Co. (The)
3.45%, 08/01/25	170	167,047
3.45%, 06/01/27	570	550,688
3.95%, 01/15/26	55	54,242
4.25%, 08/08/25	150	148,695
SNF Group SACA, 3.13%, 03/15/27(b)	150	139,020
Solvay Finance America LLC, 5.65%, 06/04/29(b)	200	204,885
TPC Group Inc., 13.00%, 12/16/27(b)	92	94,317
Tronox Inc., 4.63%, 03/15/29(b)	335	305,242
Westlake Corp., 3.60%, 08/15/26	365	355,972
WR Grace Holdings LLC, 4.88%, 06/15/27(b)	250	242,032
Yara International ASA, 4.75%, 06/01/28(b)	330	325,005
YPF SA, 9.00%, 06/30/29(a)(d)	200	200,452
		22,984,626
Coal — 0.0%
Coronado Finance Pty Ltd., 10.75%, 05/15/26(b)	90	93,550
SunCoke Energy Inc., 4.88%, 06/30/29(b)	150	137,072
		230,622
Commercial Services — 0.6%
Adani Ports & Special Economic Zone Ltd.
4.00%, 07/30/27(d)	200	188,324
4.20%, 08/04/27(d)	200	189,556
Adtalem Global Education Inc., 5.50%, 03/01/28(b)	121	117,644
Albion Financing 1 SARL/Aggreko Holdings Inc.,
6.13%, 10/15/26(b)	200	197,685
Albion Financing 2 SARL, 8.75%, 04/15/27(b)	165	167,315
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
6.00%, 06/01/29(b)	285	248,197
6.63%, 07/15/26(b)	21	21,023
9.75%, 07/15/27(b)	355	354,659

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Allied Universal Holdco LLC/Allied Universal
Finance Corp./Atlas Luxco 4 SARL, 4.63%,
06/01/28(b)	$640	$590,099
Alta Equipment Group Inc., 9.00%, 06/01/29(b)	150	142,130
AMN Healthcare Inc.
4.00%, 04/15/29(b)	100	91,708
4.63%, 10/01/27(b)	175	168,341
APX Group Inc.
5.75%, 07/15/29(b)	240	233,486
6.75%, 02/15/27(b)	190	189,990
Ashtead Capital Inc.
1.50%, 08/12/26(b)	255	236,430
4.38%, 08/15/27(b)	315	307,202
Automatic Data Processing Inc.
1.70%, 05/15/28	205	186,183
3.38%, 09/15/25	417	410,549
Avis Budget Car Rental LLC/Avis Budget
Finance Inc.
4.75%, 04/01/28(b)	160	147,381
5.38%, 03/01/29(b)	200	183,237
5.75%, 07/15/27(b)	135	130,604
5.75%, 07/15/27(b)	135	130,074
Bidvest Group U.K. PLC, 3.63%, 09/23/26(d)	400	380,437
Block Financial LLC
2.50%, 07/15/28	130	118,359
5.25%, 10/01/25	10	9,985
Block Inc., 2.75%, 06/01/26	330	314,001
Brink’s Co. (The)
4.63%, 10/15/27(b)	225	218,128
6.50%, 06/15/29(b)	85	86,640
Carriage Services Inc., 4.25%, 05/15/29(b)	125	113,184
Champions Financing Inc., 8.75%, 02/15/29(b)	210	214,195
China Merchants Finance Co. Ltd., 4.75%,
08/03/25(d)	200	199,209
Cimpress PLC, 7.00%, 06/15/26	185	184,813
Cintas Corp. No. 2, 3.70%, 04/01/27	300	292,928
CK Hutchison International 23 Ltd., 4.75%,
04/21/28(b)	1,000	1,001,322
CMHI Finance BVI Co. Ltd.
4.00%, 06/01/27(d)	200	196,295
5.00%, 08/06/28(d)	200	204,047
CoreCivic Inc.
4.75%, 10/15/27	75	71,080
8.25%, 04/15/29	160	168,323
CPI CG Inc., 10.00%, 07/15/29(b)	95	99,355
Deluxe Corp., 8.00%, 06/01/29(b)	140	132,436
DP World Crescent Ltd., 4.85%, 09/26/28(d)	200	198,634
DP World Salaam, 6.00%,
(5-year CMT + 5.750%)(a)(d)(f)	600	595,906
Element Fleet Management Corp.
5.64%, 03/13/27(b)	100	101,318
6.27%, 06/26/26(b)	180	183,152
6.32%, 12/04/28(b)	275	288,556
Equifax Inc.
2.60%, 12/15/25	192	185,392
5.10%, 12/15/27	345	347,833
5.10%, 06/01/28	225	227,471
ERAC USA Finance LLC
3.30%, 12/01/26(b)	225	217,808
3.80%, 11/01/25(b)	365	359,701
4.60%, 05/01/28(b)	310	309,579
Security	Par (000)	Value

Commercial Services (continued)
5.00%, 02/15/29(b)	$275	$279,335
Experian Finance PLC, 4.25%, 02/01/29(b)	200	195,504
Garda World Security Corp.
4.63%, 02/15/27(b)	180	173,378
6.00%, 06/01/29(b)	150	138,947
7.75%, 02/15/28(b)	140	144,559
9.50%, 11/01/27(b)	200	201,020
GEO Group Inc. (The), 8.63%, 04/15/29	195	202,881
Global Payments Inc.
1.20%, 03/01/26	405	381,235
2.15%, 01/15/27	265	248,611
4.45%, 06/01/28	20	19,616
4.80%, 04/01/26	250	248,778
4.95%, 08/15/27	234	234,353
Graham Holdings Co., 5.75%, 06/01/26(b)	130	129,456
Grand Canyon University, 5.13%, 10/01/28	125	114,503
GXO Logistics Inc.
1.65%, 07/15/26	175	163,464
6.25%, 05/06/29	245	253,812
Herc Holdings Inc.
5.50%, 07/15/27(b)	400	396,595
6.63%, 06/15/29(b)	115	117,418
Hertz Corp. (The)
4.63%, 12/01/26(b)(c)	160	120,773
12.63%, 07/15/29(b)(c)	225	243,869
HPHT Finance 21 II Ltd., 1.50%, 09/17/26(d)	200	185,858
HPHT Finance 21 Ltd., 2.00%, 03/19/26(d)	200	190,549
Korn Ferry, 4.63%, 12/15/27(b)	120	115,759
Legends Hospitality Holding Co. LLC/Legends
Hospitality Co-Issuer Inc., 5.00%, 02/01/26(b)	140	139,293
Matthews International Corp., 5.25%, 12/01/25(b)	106	104,701
Mavis Tire Express Services Topco Corp., 6.50%,
05/15/29(b)	220	209,100
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%,
11/15/28(d)	200	206,038
Moody’s Corp., 3.25%, 01/15/28	175	167,779
NESCO Holdings II Inc., 5.50%, 04/15/29(b)	275	255,698
PayPal Holdings Inc.
2.65%, 10/01/26	105	100,675
3.90%, 06/01/27	285	279,895
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.,
4.00%, 06/15/29(b)(c)	100	92,452
Prime Security Services Borrower LLC/Prime
Finance Inc.
3.38%, 08/31/27(b)	330	307,938
5.75%, 04/15/26(b)	430	429,474
6.25%, 01/15/28(b)(c)	430	428,321
PSA Treasury Pte Ltd., 2.50%, 04/12/26(d)	200	192,951
RELX Capital Inc., 4.00%, 03/18/29	200	195,510
RR Donnelley & Sons Co.
9.50%, 08/01/29(b)	175	175,996
10.88%, 08/01/29(b)	100	99,942
S&P Global Inc.
2.45%, 03/01/27	539	511,061
2.70%, 03/01/29	320	295,781
2.95%, 01/22/27	69	66,286
4.25%, 05/01/29	275	271,226
Service Corp. International/U.S.
4.63%, 12/15/27	185	180,068
5.13%, 06/01/29	225	221,231
7.50%, 04/01/27	55	56,971

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Shift4 Payments LLC/Shift4 Payments Finance
Sub Inc., 4.63%, 11/01/26(b)	$155	$151,353
Sodexo Inc., 1.63%, 04/16/26(b)	300	282,322
Sotheby’s, 7.38%, 10/15/27(b)	250	208,066
Sotheby’s/Bidfair Holdings Inc., 5.88%, 06/01/29(b)	100	72,805
StoneMor Inc., 8.50%, 05/15/29(b)	125	104,636
Transurban Finance Co. Pty. Ltd.
3.38%, 03/22/27(b)	215	206,821
4.13%, 02/02/26(b)	5	4,928
TriNet Group Inc., 3.50%, 03/01/29(b)	150	135,967
Triton Container International Ltd., 2.05%,
04/15/26(b)	237	223,347
UL Solutions Inc., 6.50%, 10/20/28(b)	105	111,149
United Rentals North America Inc.
3.88%, 11/15/27	275	262,501
4.88%, 01/15/28	500	489,343
5.50%, 05/15/27	150	149,581
Upbound Group Inc., 6.38%, 02/15/29(b)	150	146,667
Verisk Analytics Inc., 4.13%, 03/15/29	100	97,921
VM Consolidated Inc., 5.50%, 04/15/29(b)	100	96,831
WASH Multifamily Acquisition Inc., 5.75%,
04/15/26(b)	310	305,341
Williams Scotsman Inc.
4.63%, 08/15/28(b)	170	161,852
6.63%, 06/15/29(b)	80	81,470
Zhejiang Seaport International Co. Ltd., 1.98%,
03/17/26(d)	400	380,844
		24,814,309
Computers — 0.6%
Ahead DB Holdings LLC, 6.63%, 05/01/28(b)	130	123,691
Apple Inc.
0.55%, 08/20/25	359	343,781
0.70%, 02/08/26	1,177	1,111,866
1.20%, 02/08/28	940	845,356
1.40%, 08/05/28	800	716,348
2.05%, 09/11/26	565	537,370
2.45%, 08/04/26	895	859,773
2.90%, 09/12/27	320	306,705
3.00%, 06/20/27	290	279,807
3.00%, 11/13/27	355	340,891
3.20%, 05/11/27	390	378,418
3.25%, 02/23/26	462	452,827
3.35%, 02/09/27	970	946,671
4.00%, 05/10/28	560	556,518
4.42%, 05/08/26	12	11,996
ASGN Inc., 4.63%, 05/15/28(b)	200	191,940
Booz Allen Hamilton Inc., 3.88%, 09/01/28(b)	65	61,666
CA Magnum Holdings, 5.38%, 10/31/26(d)	400	385,565
CGI Inc., 1.45%, 09/14/26	45	41,772
Crowdstrike Holdings Inc., 3.00%, 02/15/29	240	215,233
Dell Inc., 7.10%, 04/15/28	45	48,428
Dell International LLC/EMC Corp.
4.90%, 10/01/26	695	695,117
5.25%, 02/01/28	582	592,714
6.02%, 06/15/26	637	647,524
6.10%, 07/15/27	55	57,045
DXC Technology Co.
1.80%, 09/15/26	235	219,021
2.38%, 09/15/28	150	133,225
Fortinet Inc., 1.00%, 03/15/26	255	239,368
Security	Par (000)	Value

Computers (continued)
Gartner Inc.
3.63%, 06/15/29(b)	$150	$139,552
4.50%, 07/01/28(b)	295	286,792
Genpact Luxembourg SARL/Genpact USA Inc.
1.75%, 04/10/26	45	42,483
6.00%, 06/04/29	125	128,854
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	147	139,540
4.90%, 10/15/25	1,037	1,033,833
5.25%, 07/01/28(c)	210	214,432
HP Inc.
1.45%, 06/17/26	10	9,394
3.00%, 06/17/27	325	309,654
4.00%, 04/15/29	300	290,286
4.75%, 01/15/28	390	391,701
IBM International Capital Pte Ltd.
4.60%, 02/05/27	205	205,029
4.60%, 02/05/29	200	199,870
4.70%, 02/05/26	200	199,908
International Business Machines Corp.
1.70%, 05/15/27	120	111,032
2.20%, 02/09/27	393	370,490
3.30%, 05/15/26	985	962,034
3.30%, 01/27/27	125	121,343
3.45%, 02/19/26	580	568,385
3.50%, 05/15/29	805	766,196
4.15%, 07/27/27	530	523,785
4.50%, 02/06/26	295	294,033
4.50%, 02/06/28	450	450,726
6.22%, 08/01/27	20	20,904
7.00%, 10/30/25	622	637,803
KBR Inc., 4.75%, 09/30/28(b)	75	71,302
Kyndryl Holdings Inc.
2.05%, 10/15/26	219	204,516
2.70%, 10/15/28	100	90,808
NCR Atleos Corp., 9.50%, 04/01/29(b)	415	453,505
NCR Voyix Corp.
5.00%, 10/01/28(b)	235	224,788
5.13%, 04/15/29(b)	350	334,343
NetApp Inc., 2.38%, 06/22/27	108	101,252
Science Applications International Corp., 4.88%,
04/01/28(b)	150	145,047
Seagate HDD Cayman
3.13%, 07/15/29	50	42,975
4.09%, 06/01/29	40	37,634
4.88%, 06/01/27	200	197,336
Unisys Corp., 6.88%, 11/01/27(b)	165	148,050
Vericast Corp., 12.50%, 12/15/27(b)	110	128,865
Virtusa Corp., 7.13%, 12/15/28(b)	125	118,599
Western Digital Corp.
2.85%, 02/01/29	165	145,476
4.75%, 02/15/26	752	739,783
Wipro IT Services LLC, 1.50%, 06/23/26(d)	400	375,487
		23,318,461
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/25	205	201,401
3.10%, 08/15/27	155	149,459
4.60%, 03/01/28	95	96,103
4.80%, 03/02/26	110	110,452
Conopco Inc., Series E, 7.25%, 12/15/26	60	63,539

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Coty Inc., 5.00%, 04/15/26(b)	$225	$222,600
Coty Inc./HFC Prestige Products Inc./HFC Prestige
International U.S. LLC, 4.75%, 01/15/29(b)	150	143,528
Edgewell Personal Care Co.
4.13%, 04/01/29(b)	150	139,528
5.50%, 06/01/28(b)	275	269,706
Estee Lauder Companies Inc. (The), 4.38%,
05/15/28	125	124,171
Haleon U.S. Capital LLC
3.38%, 03/24/27	740	715,749
3.38%, 03/24/29	250	236,389
Kenvue Inc.
5.05%, 03/22/28	465	473,892
5.35%, 03/22/26	380	383,967
Oriflame Investment Holding PLC, 5.13%,
05/04/26(b)	200	50,145
Perrigo Finance Unlimited Co., 4.38%, 03/15/26	265	258,963
Prestige Brands Inc., 5.13%, 01/15/28(b)	150	146,675
Procter & Gamble Co. (The)
0.55%, 10/29/25	369	351,004
1.00%, 04/23/26	222	209,693
1.90%, 02/01/27	225	212,063
2.45%, 11/03/26	120	114,913
2.70%, 02/02/26	265	257,815
2.80%, 03/25/27	255	245,464
2.85%, 08/11/27	215	205,921
3.95%, 01/26/28	110	108,951
4.10%, 01/26/26	100	99,389
4.35%, 01/29/29	150	151,218
Unilever Capital Corp.
2.00%, 07/28/26	250	237,781
2.90%, 05/05/27	210	201,568
3.50%, 03/22/28	400	387,126
4.88%, 09/08/28	305	309,770
		6,878,943
Distribution & Wholesale — 0.1%
American Builders & Contractors Supply Co. Inc.,
4.00%, 01/15/28(b)	225	212,624
BCPE Empire Holdings Inc., 7.63%, 05/01/27(b)	220	212,903
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)	175	174,448
Ferguson Finance PLC, 4.50%, 10/24/28(b)	280	276,106
Fujian Zhanglong Group Co. Ltd., 6.70%,
09/02/26(d)	200	203,342
Gates Corp./DE, 6.88%, 07/01/29(b)	145	147,756
G-III Apparel Group Ltd., 7.88%, 08/15/25(b)	165	165,230
H&E Equipment Services Inc., 3.88%, 12/15/28(b)	425	388,406
LKQ Corp., 5.75%, 06/15/28	200	204,674
Marubeni Corp., 1.32%, 09/18/25(d)	500	478,750
Mitsubishi Corp.
1.13%, 07/15/26(b)	420	391,291
5.00%, 07/05/28(b)	400	406,005
5.00%, 07/02/29(b)	200	203,998
Ritchie Bros Holdings Inc., 6.75%, 03/15/28(b)	180	183,786
Sumitomo Corp., 1.55%, 07/06/26(d)	400	375,331
Velocity Vehicle Group LLC, 8.00%, 06/01/29(b)	150	154,544
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24(b)(h)(i)	320	24,923
9.00%, 11/15/26(b)(h)(i)	463	188,955
		4,393,072
Security	Par (000)	Value

Diversified Financial Services — 1.9%
abrdn PLC, 4.25%, 06/30/28(d)	$200	$186,885
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.75%, 01/30/26	410	389,663
2.45%, 10/29/26	1,295	1,221,267
3.00%, 10/29/28	1,255	1,159,081
3.65%, 07/21/27	540	518,518
3.88%, 01/23/28	340	327,770
4.45%, 10/01/25	335	331,941
4.63%, 10/15/27	115	113,589
5.10%, 01/19/29	230	230,868
5.75%, 06/06/28	255	260,957
6.10%, 01/15/27	155	158,725
6.45%, 04/15/27	215	222,209
Affiliated Managers Group Inc., 3.50%, 08/01/25	284	278,976
AG Issuer LLC, 6.25%, 03/01/28(b)	200	191,821
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(b)	158	161,425
Air Lease Corp.
1.88%, 08/15/26	422	396,451
2.10%, 09/01/28	280	250,273
2.20%, 01/15/27	377	353,498
2.88%, 01/15/26	549	531,161
3.63%, 04/01/27	25	24,188
3.63%, 12/01/27	15	14,373
3.75%, 06/01/26	245	239,187
4.63%, 10/01/28	30	29,567
5.10%, 03/01/29	150	150,918
5.30%, 06/25/26	100	100,612
5.30%, 02/01/28	380	384,643
5.85%, 12/15/27	410	420,666
Aircastle Ltd.
2.85%, 01/26/28(b)	360	330,893
4.25%, 06/15/26	145	142,401
5.25%, 08/11/25(b)	400	398,566
5.95%, 02/15/29(b)	150	152,659
6.50%, 07/18/28(b)	205	212,324
Ally Financial Inc.
2.20%, 11/02/28	35	30,999
4.75%, 06/09/27	185	182,538
5.75%, 11/20/25	375	375,698
6.85%, 01/03/30, (1-day SOFR + 2.282%)(a)	155	162,345
6.99%, 06/13/29, (1-day SOFR + 3.260%)(a)	455	478,347
7.10%, 11/15/27	425	448,445
American Express Co.
1.65%, 11/04/26	418	390,123
2.55%, 03/04/27	655	620,886
3.13%, 05/20/26	375	364,585
3.30%, 05/03/27	585	563,725
3.95%, 08/01/25	535	528,943
4.05%, 05/03/29	300	294,987
4.20%, 11/06/25	349	346,647
4.90%, 02/13/26	490	490,289
5.04%, 07/26/28, (1-day SOFR + 0.930%)(a)	180	180,974
5.10%, 02/16/28, (1-day SOFR + 1.000%)(a)	470	472,343
5.28%, 07/27/29, (1-day SOFR + 1.280%)(a)	420	427,052
5.39%, 07/28/27, (1-day SOFR + 0.970%)(a)	445	449,228
5.53%, 04/25/30, (1-day SOFR +1.090%)(a)	385	396,412
5.65%, 04/23/27, (1-day SOFR +0.750%)(a)	305	308,344
5.85%, 11/05/27	444	460,227
6.34%, 10/30/26, (1-day SOFR + 1.330%)(a)	335	339,999
American Express Credit Corp., 3.30%, 05/03/27	160	155,187

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Ameriprise Financial Inc.
2.88%, 09/15/26	$25	$24,081
5.70%, 12/15/28	170	176,421
Andrew W Mellon Foundation (The), Series 2020,
0.95%, 08/01/27	20	18,105
Ares Finance Co. III LLC, 4.13%, 06/30/51,
(5-year CMT + 3.237%)(a)(b)	259	243,531
Aretec Group Inc., 7.50%, 04/01/29(b)(c)	125	118,303
Aviation Capital Group LLC
1.95%, 01/30/26(b)	272	258,478
1.95%, 09/20/26(b)	327	305,507
3.50%, 11/01/27(b)	25	23,728
4.13%, 08/01/25(b)	275	270,948
4.88%, 10/01/25(b)	120	119,038
5.38%, 07/15/29(b)	150	150,735
6.25%, 04/15/28(b)	290	299,525
6.75%, 10/25/28(b)	135	142,422
Avolon Holdings Funding Ltd.
2.13%, 02/21/26(b)	275	261,307
2.53%, 11/18/27(b)	749	685,384
2.75%, 02/21/28(b)	115	105,419
3.25%, 02/15/27(b)	292	277,052
4.25%, 04/15/26(b)	332	325,452
4.38%, 05/01/26(b)	250	245,227
5.50%, 01/15/26(b)	247	246,909
5.75%, 03/01/29(b)	350	355,621
6.38%, 05/04/28(b)	270	278,859
Banco BTG Pactual SA/Cayman Islands, 2.75%,
01/11/26(d)	200	191,277
Bayfront Infrastructure Management Pte. Ltd.,
4.26%, 05/16/26(d)	200	198,985
BGC Group Inc.
6.60%, 06/10/29(b)	125	127,569
8.00%, 05/25/28	120	128,304
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/28(b)	125	111,058
3.15%, 10/02/27(b)	107	101,644
5.90%, 11/03/27(b)	185	190,968
Blue Bright Ltd., 2.38%, 02/09/26(d)	400	383,697
BOC Aviation Ltd.
1.75%, 01/21/26(d)	600	572,626
3.50%, 09/18/27(d)	400	383,892
BOC Aviation USA Corp., 5.75%, 11/09/28(d)	200	206,960
BOCOM International Blossom Ltd., 1.75%,
06/28/26(d)	200	187,617
Bread Financial Holdings Inc., 9.75%, 03/15/29(b)	280	300,167
Brightsphere Investment Group Inc., 4.80%,
07/27/26	100	97,094
Brookfield Finance Inc.
3.90%, 01/25/28	455	440,774
4.25%, 06/02/26	5	4,936
4.85%, 03/29/29	300	300,859
Burford Capital Global Finance LLC, 6.25%,
04/15/28(b)	150	146,159
Cantor Fitzgerald LP
4.50%, 04/14/27(b)(c)	182	178,174
7.20%, 12/12/28(b)	225	236,384
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(a)	637	592,171
3.27%, 03/01/30, (1-day SOFR + 1.790%)(a)	320	294,533
3.65%, 05/11/27	255	246,948
Security	Par (000)	Value

Diversified Financial Services (continued)
3.75%, 07/28/26	$485	$472,935
3.75%, 03/09/27	120	116,456
3.80%, 01/31/28	745	718,510
4.20%, 10/29/25	500	492,860
4.93%, 05/10/28, (1-day SOFR + 2.057%)(a)	672	669,663
5.25%, 07/26/30, (1-day SOFR + 2.600%)(a)	250	249,968
5.46%, 07/26/30, (1-day SOFR + 1.560%)(a)	225	227,074
5.47%, 02/01/29, (1-day SOFR + 2.080%)(a)	360	363,538
5.70%, 02/01/30, (1-day SOFR + 1.905%)(a)	180	183,776
6.31%, 06/08/29, (1-day SOFR + 2.640%)(a)	430	446,058
7.15%, 10/29/27, (1-day SOFR + 2.440%)(a)	270	281,470
Castlelake Aviation Finance DAC, 5.00%,
04/15/27(b)	140	136,176
Cboe Global Markets Inc., 3.65%, 01/12/27	155	151,295
CCBL Cayman 1 Corp. Ltd.
1.60%, 09/15/26(d)	200	186,634
1.80%, 07/22/26(d)	200	188,181
CDBL Funding 2, 2.00%, 03/04/26(d)	600	573,617
CDP Financial Inc., 4.50%, 02/13/26(b)	600	598,784
Charles Schwab Corp. (The)
0.90%, 03/11/26	448	419,538
1.15%, 05/13/26	474	443,329
2.00%, 03/20/28	310	282,810
2.45%, 03/03/27	514	485,085
3.20%, 03/02/27	435	418,020
3.20%, 01/25/28	100	95,107
3.30%, 04/01/27	255	245,433
3.45%, 02/13/26	210	205,096
4.00%, 02/01/29	200	194,900
5.64%, 05/19/29, (1-day SOFR + 2.210%)(a)	620	634,889
5.88%, 08/24/26	135	137,561
6.20%, 11/17/29, (1-day SOFR + 1.878%)(a)	300	314,332
China Cinda 2020 I Management Ltd.
1.88%, 01/20/26(d)	400	380,659
3.00%, 03/18/27(d)	200	188,702
3.25%, 01/28/27(d)	400	380,916
China Cinda Finance 2017 I Ltd.
4.40%, 03/09/27(d)	400	391,055
4.75%, 02/08/28(d)	200	196,709
China Development Bank Financial Leasing Co.
Ltd., 2.88%, 09/28/30,
(5-year CMT + 2.750%)(a)(d)	400	386,812
CI Financial Corp., 7.50%, 05/30/29(b)	200	201,390
CICC Hong Kong Finance 2016 MTN Ltd.
2.00%, 01/26/26(d)	400	383,190
5.44%, 07/18/26(d)	200	201,886
5.49%, 03/01/26(d)	600	604,979
6.32%, 01/18/27, (1-day SOFR + 0.950%)(a)(d)	200	201,216
Citadel LP, 4.88%, 01/15/27(b)	70	69,111
Clifford Capital Pte Ltd., 1.12%, 03/23/26(d)	200	188,933
CMB International Leasing Management Ltd.
1.88%, 08/12/25(d)	200	193,313
2.00%, 02/04/26(d)	200	191,104
CME Group Inc., 3.75%, 06/15/28	105	102,739
Coinbase Global Inc., 3.38%, 10/01/28(b)	330	290,314
Credit Acceptance Corp.
6.63%, 03/15/26(c)	170	170,070
9.25%, 12/15/28(b)	200	213,834
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(d)	200	194,876
Dexia SA, 1.13%, 04/09/26(b)	200	188,529

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
Discover Financial Services
4.10%, 02/09/27	$295	$287,567
4.50%, 01/30/26	257	254,163
Eaton Vance Corp., 3.50%, 04/06/27	275	266,324
Enact Holdings Inc., 6.25%, 05/28/29	195	198,532
Encore Capital Group Inc., 9.25%, 04/01/29(b)	200	211,186
Enova International Inc.
8.50%, 09/15/25(b)	120	120,196
9.13%, 08/01/29(b)	50	50,425
11.25%, 12/15/28(b)	115	124,040
Finance of America Funding LLC, 7.88%,
11/15/25(b)	111	84,080
FMR LLC, 7.57%, 06/15/29(b)	200	224,742
Freedom Mortgage Holdings LLC, 9.25%,
02/01/29(b)	355	357,651
GGAM Finance Ltd.
6.88%, 04/15/29(b)	125	128,138
8.00%, 02/15/27(b)	225	232,776
8.00%, 06/15/28(b)	200	211,900
7.75%, 05/15/26(b)	165	168,949
goeasy Ltd.
4.38%, 05/01/26(b)	110	106,763
7.63%, 07/01/29(b)	200	204,973
9.25%, 12/01/28(b)	170	182,273
GPS Hospitality Holding Co. LLC/GPS Finco Inc.,
7.00%, 08/15/28(b)	130	94,354
Guotai Junan Holdings Ltd., 2.00%, 04/21/26(d)	200	190,226
Guotai Junan International Holdings Ltd., 2.00%,
03/03/26(d)	200	190,572
Hightower Holding LLC, 6.75%, 04/15/29(b)(c)	100	93,308
ICBCIL Finance Co. Ltd.
1.75%, 08/25/25(d)	400	385,823
1.75%, 08/02/26(d)	200	188,121
2.25%, 11/02/26(d)	200	188,801
2.70%, 01/27/27(d)	200	190,226
ICD Sukuk Co. Ltd., 5.00%, 02/01/27(d)	400	400,514
Intercontinental Exchange Inc.
3.10%, 09/15/27	20	19,090
3.63%, 09/01/28(b)	100	95,764
3.75%, 12/01/25	565	556,938
3.75%, 09/21/28	100	96,553
4.00%, 09/15/27	780	765,151
4.35%, 06/15/29	400	394,285
Inventive Global Investments Ltd.
1.60%, 09/01/26(d)	200	186,283
1.65%, 09/03/25(d)	200	192,378
Invesco Finance PLC, 3.75%, 01/15/26	229	224,683
Janus Henderson U.S. Holdings Inc., 4.88%,
08/01/25	69	68,606
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%,
08/15/28(b)	335	311,321
Jefferies Financial Group Inc.
4.85%, 01/15/27	220	219,471
5.88%, 07/21/28	345	354,769
6.45%, 06/08/27	137	141,970
Jefferson Capital Holdings LLC
6.00%, 08/15/26(b)	115	114,052
9.50%, 02/15/29(b)	125	130,888
JIC Zhixin Ltd., 1.50%, 08/27/25(d)	400	385,075
Joy Treasure Assets Holdings Inc.
1.88%, 11/17/25(d)	600	573,202
Security	Par (000)	Value

Diversified Financial Services (continued)
5.50%, 02/01/27(d)	$200	$200,128
5.75%, 06/06/29(d)	200	201,418
KB Kookmin Card Co. Ltd., 1.50%, 05/13/26(d)	200	187,543
KB Securities Co. Ltd., 2.13%, 11/01/26(d)	200	187,201
Kodit Global the1st Securitization Specialty Co. Ltd.,
4.95%, 05/25/26(d)	200	200,035
Korea Investment & Securities Co. Ltd., 2.13%,
07/19/26(d)	200	187,606
Korea Ocean Business Corp., 5.25%, 05/02/29(d)	200	204,796
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(d)	200	184,857
4.50%, 02/23/27(d)	400	363,894
Lazard Group LLC
3.63%, 03/01/27	15	14,531
4.38%, 03/11/29	100	97,304
4.50%, 09/19/28	165	161,891
LD Holdings Group LLC
6.13%, 04/01/28(b)	165	130,917
8.75%, 11/01/27(b)	114	103,912
Legg Mason Inc., 4.75%, 03/15/26	212	211,902
LFS Topco LLC, 5.88%, 10/15/26(b)	110	102,136
LPL Holdings Inc.
4.00%, 03/15/29(b)	200	187,988
4.63%, 11/15/27(b)	190	185,142
5.70%, 05/20/27	120	121,327
6.75%, 11/17/28	260	274,612
Lseg U.S. Fin Corp., 4.88%, 03/28/27(b)	200	200,481
LSEGA Financing PLC
1.38%, 04/06/26(b)	430	405,495
2.00%, 04/06/28(b)	300	273,141
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/29(b)	150	154,051
8.13%, 03/30/29(b)	200	211,523
8.38%, 05/01/28(b)	175	185,201
Mastercard Inc.
2.95%, 11/21/26	70	67,610
2.95%, 06/01/29	305	286,479
3.30%, 03/26/27	345	335,328
3.50%, 02/26/28	30	29,182
4.88%, 03/09/28	500	509,702
Midcap Financial Issuer Trust, 6.50%, 05/01/28(b)	305	294,491
Mirae Asset Securities Co. Ltd., 6.00%, 01/26/29(d)	200	204,905
Mitsubishi HC Capital Inc., 5.08%, 09/15/27(b)	200	201,335
Mitsubishi HC Finance America LLC, 5.81%,
09/12/28(b)	200	205,828
Muthoot Finance Ltd., 7.13%, 02/14/28(d)	200	203,139
Nasdaq Inc.
3.85%, 06/30/26	210	206,615
5.35%, 06/28/28	325	333,058
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26(b)	175	172,133
5.50%, 08/15/28(b)	280	271,867
6.00%, 01/15/27(b)	215	213,345
6.50%, 08/01/29(b)	125	124,839
Navient Corp.
4.88%, 03/15/28	175	163,402
5.00%, 03/15/27	230	222,506
5.50%, 03/15/29	225	209,298
6.75%, 06/15/26	170	171,874
Neuberger Berman Group LLC/Neuberger Berman
Finance Corp., 4.50%, 03/15/27(b)	195	189,254

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
NH Investment & Securities Co. Ltd., 1.88%,
10/07/26(d)	$200	$186,502
Nomura Holdings Inc.
1.65%, 07/14/26	430	402,004
2.17%, 07/14/28	470	422,151
2.33%, 01/22/27	425	397,713
2.71%, 01/22/29	20	18,148
5.39%, 07/06/27	205	207,361
5.59%, 07/02/27	200	202,933
5.61%, 07/06/29	200	204,690
5.71%, 01/09/26	225	226,435
5.84%, 01/18/28	210	215,263
6.07%, 07/12/28	210	217,843
Nuveen LLC, 4.00%, 11/01/28(b)	340	331,036
Ocean Laurel Co. Ltd., 2.38%, 10/20/25(d)	200	192,770
OneMain Finance Corp.
3.50%, 01/15/27	255	241,110
3.88%, 09/15/28	180	164,711
6.63%, 01/15/28	235	238,322
7.13%, 03/15/26	500	508,753
9.00%, 01/15/29	300	318,090
ORIX Corp.
3.70%, 07/18/27	100	96,847
5.00%, 09/13/27	265	266,493
Osaic Holdings Inc., 10.75%, 08/01/27(b)	120	122,430
Oxford Finance LLC/Oxford Finance Co-Issuer
II Inc., 6.38%, 02/01/27(b)	130	127,088
PennyMac Financial Services Inc.
4.25%, 02/15/29(b)	200	185,360
5.38%, 10/15/25(b)	255	253,277
PHH Mortgage Corp., 7.88%, 03/15/26(b)	125	122,985
Pioneer Reward Ltd., 2.00%, 04/09/26(d)	800	762,705
Power Finance Corp. Ltd.
4.50%, 06/18/29(d)	200	194,338
6.15%, 12/06/28(d)	200	207,419
PRA Group Inc.
7.38%, 09/01/25(b)	110	109,930
8.38%, 02/01/28(b)	126	127,545
Radian Group Inc.
4.88%, 03/15/27	271	267,962
6.20%, 05/15/29	150	154,640
REC Ltd.
2.25%, 09/01/26(d)	200	188,329
2.75%, 01/13/27(d)	200	188,729
3.88%, 07/07/27(d)	400	385,788
Rocket Mortgage LLC/Rocket Mortgage
Co-Issuer Inc.
2.88%, 10/15/26(b)	410	387,310
3.63%, 03/01/29(b)	225	206,721
Shenwan Hongyuan International Finance Ltd.,
1.80%, 07/14/26(d)	200	188,328
Shinhan Card Co. Ltd.
1.38%, 10/19/25(d)	200	191,088
2.50%, 01/27/27(d)	200	188,565
Shriram Finance Ltd., 6.63%, 04/22/27(d)	200	200,944
SLM Corp.
3.13%, 11/02/26	175	165,709
4.20%, 10/29/25	205	201,352
Sumitomo Mitsui Finance & Leasing Co. Ltd.,
5.11%, 01/23/29(d)	200	201,040
SURA Asset Management SA, 4.38%, 04/11/27(d)	150	144,851
Security	Par (000)	Value

Diversified Financial Services (continued)
Synchrony Financial
3.70%, 08/04/26	$165	$159,413
3.95%, 12/01/27	105	99,693
5.94%, 08/02/30, (1-day SOFR + 2.130%)(a)	150	150,957
Turkiye Varlik Fonu Yonetimi AS, 8.25%, 02/14/29(d)	200	204,959
United Wholesale Mortgage LLC
5.50%, 11/15/25(b)	240	238,156
5.50%, 04/15/29(b)	200	193,037
5.75%, 06/15/27(b)	175	172,663
USAA Capital Corp., 5.25%, 06/01/27(b)	150	152,510
Visa Inc.
0.75%, 08/15/27	145	130,509
1.90%, 04/15/27	795	744,159
2.75%, 09/15/27	35	33,392
3.15%, 12/14/25	1,417	1,388,466
Voya Financial Inc.
3.65%, 06/15/26	135	131,780
4.70%, 01/23/48, (3-mo. LIBOR US + 2.084%)(a)	170	147,879
Western Union Co. (The), 1.35%, 03/15/26	260	244,782
World Acceptance Corp., 7.00%, 11/01/26(b)	105	101,067
		78,712,032
Electric — 1.9%
Abu Dhabi National Energy Co. PJSC
4.38%, 06/22/26(d)	400	394,954
4.38%, 01/24/29(d)	200	197,008
Adani Transmission Step-One Ltd., 4.00%,
08/03/26(d)	200	192,208
AEP Texas Inc.
3.95%, 06/01/28	35	33,826
5.45%, 05/15/29	150	153,305
AES Andes SA, 6.30%, 03/15/29(d)	200	203,524
AES Corp. (The)
1.38%, 01/15/26	317	300,268
5.45%, 06/01/28	380	383,684
Alabama Power Co., 3.75%, 09/01/27	625	610,507
Alexander Funding Trust II, 7.47%, 07/31/28(b)	220	235,331
Algonquin Power & Utilities Corp.
4.75%, 01/18/82, (5-year CMT + 3.249%)(a)	245	224,297
5.37%, 06/15/26(g)	300	300,684
Alliant Energy Finance LLC
5.40%, 06/06/27(b)	90	91,273
5.95%, 03/30/29(b)	200	207,835
Ameren Corp.
1.95%, 03/15/27	275	255,927
3.65%, 02/15/26	110	107,898
5.00%, 01/15/29	200	201,204
5.70%, 12/01/26	225	228,892
American Electric Power Co. Inc.
3.20%, 11/13/27	60	57,027
3.88%, 02/15/62, (5-year CMT + 2.675%)(a)	249	232,235
5.20%, 01/15/29	275	278,539
5.70%, 08/15/25	50	50,183
5.75%, 11/01/27	535	550,600
Series J, 4.30%, 12/01/28	140	136,906
Series N, 1.00%, 11/01/25	130	123,502
Appalachian Power Co., Series X, 3.30%, 06/01/27	5	4,792
Arizona Public Service Co., 2.95%, 09/15/27	25	23,609
Atlantic City Electric Co., 4.00%, 10/15/28	10	9,759
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28(b)	15	14,639
Avangrid Inc., 3.80%, 06/01/29	250	237,921
Aydem Yenilenebilir Enerji A/S, 7.75%, 02/02/27(d)	200	196,731

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Berkshire Hathaway Energy Co., 3.25%, 04/15/28	$25	$23,821
Black Hills Corp.
3.15%, 01/15/27	100	95,921
3.95%, 01/15/26	35	34,398
5.95%, 03/15/28	200	206,642
Calpine Corp.
4.50%, 02/15/28(b)	405	388,146
4.63%, 02/01/29(b)(c)	225	212,503
5.13%, 03/15/28(b)	445	430,988
5.25%, 06/01/26(b)	145	143,834
Castle Peak Power Finance Co. Ltd., 3.25%,
07/25/27(d)	200	192,763
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28	210	214,113
Series Z, 2.40%, 09/01/26	137	130,322
CenterPoint Energy Inc.
1.45%, 06/01/26	285	267,519
5.25%, 08/10/26	125	125,642
5.40%, 06/01/29	150	152,935
CGNPC International Ltd., 3.75%, 12/11/27(d)	200	194,711
China Clean Energy Development Ltd., 4.00%,
11/05/25(d)	400	394,636
China Huaneng Group Hong Kong Treasury
Management Holding Ltd.
1.60%, 01/20/26(d)	200	191,016
3.08%, (5-year CMT + 5.651%)(a)(d)(f)	200	194,136
China Southern Power Grid International Finance
BVI Co. Ltd., 3.50%, 05/08/27(d)	400	389,309
Cikarang Listrindo Tbk PT, 4.95%, 09/14/26(d)	200	195,503
Clearway Energy Operating LLC, 4.75%,
03/15/28(b)	280	268,929
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	36	34,951
Cleveland Electric Illuminating Co. (The), 3.50%,
04/01/28(b)	625	593,298
CLP Power Hong Kong Financing Ltd., 3.38%,
10/26/27(d)	200	192,816
CMS Energy Corp.
3.00%, 05/15/26	80	77,248
3.45%, 08/15/27	275	265,312
Colbun SA, 3.95%, 10/11/27(d)	200	191,370
Comision Federal de Electricidad, 4.75%,
02/23/27(d)	200	195,160
Commonwealth Edison Co.
2.55%, 06/15/26	150	144,163
3.70%, 08/15/28	200	193,251
Series 122, 2.95%, 08/15/27	5	4,765
Connecticut Light & Power Co. (The)
4.65%, 01/01/29	125	125,342
Series A, 0.75%, 12/01/25	47	44,577
Series A, 3.20%, 03/15/27	175	168,774
Consolidated Edison Co. of New York Inc.
Series B, 3.13%, 11/15/27	120	114,341
Series D, 4.00%, 12/01/28	100	97,918
Constellation Energy Generation LLC, 5.60%,
03/01/28	250	256,768
Consumers Energy Co.
4.60%, 05/30/29	200	200,279
4.65%, 03/01/28	220	220,408
4.90%, 02/15/29	150	151,913
Dominion Energy Inc.
3.90%, 10/01/25	240	236,833
Security	Par (000)	Value

Electric (continued)
4.25%, 06/01/28	$305	$298,830
Series A, 1.45%, 04/15/26	245	231,103
Series B, 3.60%, 03/15/27	20	19,405
Series D, 2.85%, 08/15/26	145	139,107
DPL Inc., 4.35%, 04/15/29	50	47,104
DTE Electric Co., 4.85%, 12/01/26	95	95,768
DTE Energy Co.
2.85%, 10/01/26	70	67,139
4.88%, 06/01/28	580	580,639
4.95%, 07/01/27	225	226,020
5.10%, 03/01/29	275	277,550
Series C, 3.40%, 06/15/29	140	131,063
Duke Energy Carolinas LLC
2.95%, 12/01/26	60	57,798
3.95%, 11/15/28	55	53,903
Duke Energy Corp.
0.90%, 09/15/25	316	302,050
2.65%, 09/01/26	195	186,529
3.15%, 08/15/27	50	47,788
3.25%, 01/15/82, (5-year CMT + 2.321%)(a)	174	157,443
3.40%, 06/15/29	150	141,249
4.30%, 03/15/28	660	650,223
4.85%, 01/05/27	125	125,499
4.85%, 01/05/29	125	125,498
5.00%, 12/08/25	235	235,309
5.00%, 12/08/27	495	499,816
Duke Energy Florida LLC, 3.20%, 01/15/27	240	232,410
Duke Energy Ohio Inc., 3.65%, 02/01/29	200	192,051
Duke Energy Progress LLC
3.25%, 08/15/25	275	270,288
3.45%, 03/15/29	150	142,971
3.70%, 09/01/28	15	14,515
Duquesne Light Holdings Inc., 3.62%, 08/01/27(b)	5	4,763
Edison International
4.70%, 08/15/25	205	203,733
5.25%, 11/15/28	245	246,923
5.45%, 06/15/29	150	152,672
5.75%, 06/15/27	20	20,383
7.88%, 06/15/54, (5-year CMT + 3.658%)(a)	125	130,420
8.13%, 06/15/53, (5-year CMT + 3.864%)(a)	175	183,587
EDP Finance BV, 1.71%, 01/24/28(b)	200	180,233
Electricite de France SA
3.63%, 10/13/25(b)	1,505	1,478,352
4.50%, 09/21/28(b)	560	552,301
5.65%, 04/22/29(b)(c)	435	448,538
5.70%, 05/23/28(b)	700	719,997
Emera U.S. Finance LP, 3.55%, 06/15/26	225	217,648
Empresas Publicas de Medellin ESP, 4.25%,
07/18/29(d)	200	175,723
Enel Americas SA, 4.00%, 10/25/26	249	242,203
Enel Chile SA, 4.88%, 06/12/28	610	598,198
Enel Finance America LLC, 7.10%, 10/14/27(b)	385	409,518
Enel Finance International NV
1.63%, 07/12/26(b)	480	449,636
2.13%, 07/12/28(b)	215	193,394
3.50%, 04/06/28(b)	745	709,781
4.63%, 06/15/27(b)	340	337,199
4.88%, 06/14/29(b)	200	201,061
5.13%, 06/26/29(b)	200	200,904
6.80%, 10/14/25(b)	280	285,976
Engie SA, 5.25%, 04/10/29(b)	240	243,829

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Entergy Arkansas LLC, 4.00%, 06/01/28	$5	$4,892
Entergy Corp.
0.90%, 09/15/25	298	284,730
1.90%, 06/15/28	100	89,865
2.95%, 09/01/26	285	273,869
Entergy Louisiana LLC
2.40%, 10/01/26	175	166,643
3.12%, 09/01/27	160	153,048
3.25%, 04/01/28	50	47,561
Eskom Holdings SOC Ltd.
4.31%, 07/23/27(d)	200	188,474
6.35%, 08/10/28(d)	200	197,648
8.45%, 08/10/28(d)	200	205,514
Evergy Kansas Central Inc., 2.55%, 07/01/26	35	33,656
Evergy Metro Inc., 3.65%, 08/15/25	110	108,129
Evergy Missouri West Inc., 5.15%, 12/15/27(b)	240	242,235
Eversource Energy
2.90%, 03/01/27	213	202,965
4.60%, 07/01/27	355	352,265
4.75%, 05/15/26	135	134,455
5.00%, 01/01/27	160	160,273
5.45%, 03/01/28	460	467,639
5.95%, 02/01/29	235	244,678
Series O, 4.25%, 04/01/29	150	145,681
Series Q, 0.80%, 08/15/25	287	273,815
Series U, 1.40%, 08/15/26	150	139,498
Exelon Corp.
2.75%, 03/15/27	350	332,943
3.40%, 04/15/26	411	401,477
5.15%, 03/15/28	255	258,134
5.15%, 03/15/29	200	203,204
Fells Point Funding Trust, 3.05%, 01/31/27(b)	142	135,419
FirstEnergy Corp.
Series A, 1.60%, 01/15/26	110	104,526
Series B, 3.90%, 07/15/27	512	497,579
FirstEnergy Pennsylvania Electric Co.
4.30%, 01/15/29(b)	150	146,859
5.20%, 04/01/28(b)	55	55,645
Florida Power & Light Co.
3.13%, 12/01/25	65	63,611
4.40%, 05/15/28	160	159,325
4.45%, 05/15/26	137	136,512
5.05%, 04/01/28	525	534,282
5.15%, 06/15/29	190	194,854
Series A, 3.30%, 05/30/27	38	36,742
Fortis Inc./Canada, 3.06%, 10/04/26	367	352,208
Georgia Power Co.
3.25%, 04/01/26	25	24,400
3.25%, 03/30/27	45	43,427
4.65%, 05/16/28	520	520,839
5.00%, 02/23/27	50	50,483
Hongkong Electric Finance Ltd., 2.88%, 05/03/26(d)	200	193,378
Interstate Power & Light Co.
3.60%, 04/01/29	100	95,395
4.10%, 09/26/28	215	209,579
Investment Energy Resources Ltd., 6.25%,
04/26/29(d)	200	192,164
Israel Electric Corp. Ltd., 4.25%, 08/14/28(b)	400	374,828
ITC Holdings Corp.
3.25%, 06/30/26	80	77,533
3.35%, 11/15/27	15	14,351
Security	Par (000)	Value

Electric (continued)
4.95%, 09/22/27(b)	$585	$587,311
JERA Co. Inc., 3.67%, 04/14/27(d)	200	193,408
Jersey Central Power & Light Co., 4.30%,
01/15/26(b)	155	153,250
Kallpa Generacion SA
4.13%, 08/16/27(d)	200	191,575
4.88%, 05/24/26(d)	200	196,835
Korea Midland Power Co. Ltd., 1.25%, 08/09/26(d)	200	185,931
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(d)	200	188,069
Liberty Utilities Co., 5.58%, 01/31/29(b)	100	102,016
Louisville Gas & Electric Co., Series 25, 3.30%,
10/01/25	15	14,687
Mazoon Assets Co. SAOC
5.20%, 11/08/27(d)	200	197,720
5.50%, 02/14/29(d)	200	199,032
MidAmerican Energy Co.
3.10%, 05/01/27	35	33,713
3.65%, 04/15/29	250	240,718
Mid-Atlantic Interstate Transmission LLC, 4.10%,
05/15/28(b)	45	43,982
Mong Duong Finance Holdings BV, 5.13%,
05/07/29(d)	211	202,189
Monongahela Power Co., 3.55%, 05/15/27(b)	115	111,098
MVM Energetika Zrt, 7.50%, 06/09/28(d)	200	210,383
National Central Cooling Co. PJSC, 2.50%,
10/21/27(d)	200	182,451
National Grid PLC, 5.60%, 06/12/28	225	230,514
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	320	298,614
3.05%, 04/25/27	60	57,631
3.25%, 11/01/25	30	29,381
3.40%, 02/07/28	300	288,349
3.70%, 03/15/29	150	144,113
3.90%, 11/01/28	100	96,969
4.45%, 03/13/26	160	159,032
4.80%, 02/05/27	150	150,744
4.80%, 03/15/28	330	331,516
4.85%, 02/07/29	165	167,014
5.05%, 09/15/28	240	243,569
5.10%, 05/06/27	75	76,037
5.15%, 06/15/29	75	76,661
5.25%, 04/20/46, (3-mo. LIBOR US + 3.630%)(a)	30	29,555
5.45%, 10/30/25	370	372,337
5.60%, 11/13/26	100	101,878
7.13%, 09/15/53, (5-year CMT + 3.533%)(a)	20	20,830
Nevada Power Co., Series CC, 3.70%, 05/01/29	150	144,230
New York State Electric & Gas Corp.
3.25%, 12/01/26(b)	100	95,362
5.65%, 08/15/28(b)	12	12,361
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	568	529,886
1.90%, 06/15/28	440	396,400
3.50%, 04/01/29	150	142,030
3.55%, 05/01/27	615	595,709
3.80%, 03/15/82, (5-year CMT + 2.547%)(a)	50	46,793
4.63%, 07/15/27	755	754,751
4.80%, 12/01/77, (3-mo. LIBOR US + 2.409%)(a)	10	9,324
4.90%, 02/28/28	870	874,575
4.90%, 03/15/29	320	322,040
4.95%, 01/29/26	300	300,195
5.65%, 05/01/79, (3-mo. LIBOR US + 3.156%)(a)	100	96,675

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.75%, 09/01/25	$552	$555,732
NextEra Energy Operating Partners LP
3.88%, 10/15/26(b)	165	158,321
4.50%, 09/15/27(b)	180	172,320
7.25%, 01/15/29(b)	245	254,534
Niagara Mohawk Power Corp., 4.28%, 12/15/28(b)	205	199,197
NRG Energy Inc.
2.00%, 12/02/25(b)	275	262,694
2.45%, 12/02/27(b)	240	220,041
3.38%, 02/15/29(b)	150	135,014
4.45%, 06/15/29(b)	100	95,953
5.25%, 06/15/29(b)	225	218,813
5.75%, 01/15/28	275	273,834
6.63%, 01/15/27	135	134,715
NSTAR Electric Co.
3.20%, 05/15/27	5	4,820
3.25%, 05/15/29	100	94,393
NTPC Ltd., 4.25%, 02/26/26(d)	200	197,793
OGE Energy Corp., 5.45%, 05/15/29	105	107,496
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25	183	174,126
3.70%, 11/15/28	125	120,594
4.30%, 05/15/28	200	197,741
Pacific Gas and Electric Co.
2.95%, 03/01/26	237	228,888
3.00%, 06/15/28	535	498,836
3.15%, 01/01/26	587	570,329
3.30%, 03/15/27	30	28,757
3.30%, 12/01/27	135	127,728
3.75%, 07/01/28	450	429,277
4.20%, 03/01/29	150	144,405
5.45%, 06/15/27	130	131,519
5.55%, 05/15/29	225	229,673
6.10%, 01/15/29	425	441,763
PacifiCorp, 5.10%, 02/15/29	180	182,502
PacifiCorp., 3.50%, 06/15/29	100	94,574
Palomino Funding Trust I, 7.23%, 05/17/28(b)	250	266,705
Pampa Energia SA, 7.50%, 01/24/27(d)	300	295,043
Pattern Energy Operations LP/Pattern Energy
Operations Inc., 4.50%, 08/15/28(b)	235	221,527
Pertamina Geothermal Energy PT, 5.15%,
04/27/28(d)	200	200,033
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
4.13%, 05/15/27(d)	600	584,343
5.38%, 01/25/29(d)	200	201,368
5.45%, 05/21/28(d)	200	202,194
PG&E Corp., 5.00%, 07/01/28	325	317,030
Pike Corp., 5.50%, 09/01/28(b)	250	242,387
PPL Capital Funding Inc., 3.10%, 05/15/26	142	137,566
Public Service Electric & Gas Co.
0.95%, 03/15/26	89	83,816
2.25%, 09/15/26	40	38,068
3.00%, 05/15/27	5	4,803
3.20%, 05/15/29	100	94,196
3.70%, 05/01/28	100	96,993
Public Service Enterprise Group Inc.
0.80%, 08/15/25	290	277,085
5.20%, 04/01/29	250	254,169
5.85%, 11/15/27	245	252,439
5.88%, 10/15/28	220	228,611
Security	Par (000)	Value

Electric (continued)
Puget Energy Inc., 2.38%, 06/15/28	$10	$9,022
ReNew Wind Energy AP2/ReNew Power Pvt Ltd.
other 9 Subsidiaries, 4.50%, 07/14/28(d)	200	183,274
Rochester Gas and Electric Corp., 3.10%,
06/01/27(b)	185	176,674
San Diego Gas & Electric Co.
2.50%, 05/15/26	5	4,812
4.95%, 08/15/28	455	460,548
Saudi Electricity Global Sukuk Co. 4, 4.72%,
09/27/28(d)	400	398,464
Saudi Electricity Global Sukuk Co. 5, 1.74%,
09/17/25(d)	250	239,810
Saudi Electricity Sukuk Programme Co., 4.94%,
02/13/29(d)	200	200,045
Sempra
3.25%, 06/15/27	45	43,074
3.40%, 02/01/28	25	23,870
3.70%, 04/01/29	35	33,348
4.13%, 04/01/52, (5-year CMT + 2.868%)(a)	418	387,267
5.40%, 08/01/26	195	196,812
Sierra Pacific Power Co., 2.60%, 05/01/26	15	14,454
SMC Global Power Holdings Corp.
5.70%, (5-year CMT + 6.554%)(a)(d)(f)	400	385,428
7.00%, (5-year CMT + 9.199%)(a)(d)(f)	200	197,676
Southern California Edison Co.
4.88%, 02/01/27	150	150,488
4.90%, 06/01/26	120	119,959
5.30%, 03/01/28	725	738,228
5.35%, 03/01/26	195	196,309
5.65%, 10/01/28	130	134,253
5.85%, 11/01/27	280	288,948
Series 2020-C, 1.20%, 02/01/26	205	193,910
Series A, 4.20%, 03/01/29	200	194,952
Series B, 3.65%, 03/01/28	100	96,202
Series D, 4.70%, 06/01/27	195	194,946
Series E, 3.70%, 08/01/25	229	225,896
Southern Co. (The)
3.25%, 07/01/26	605	587,959
4.85%, 06/15/28	260	261,480
5.11%, 08/01/27	20	20,153
5.15%, 10/06/25	300	300,260
5.50%, 03/15/29	145	149,517
Series 21-A, 3.75%, 09/15/51,
(5-year CMT + 2.915%)(a)	354	335,472
Series 21-B, 1.75%, 03/15/28	5	4,499
Series B, 4.00%, 01/15/51,
(5-year CMT + 3.733%)(a)	406	394,420
Southern Power Co.
0.90%, 01/15/26	210	198,042
4.15%, 12/01/25	150	148,448
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26	52	49,525
Series M, 4.10%, 09/15/28	310	301,068
Series N, 1.65%, 03/15/26	417	396,215
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29(b)	250	239,686
SP PowerAssets Ltd.
3.00%, 09/26/27(b)	200	191,042
3.25%, 11/24/25(b)	200	196,095
State Grid Europe Development PLC, 3.25%,
04/07/27(d)	400	387,523

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
State Grid Overseas Investment BVI Ltd.
1.13%, 09/08/26(d)	$200	$186,014
2.88%, 05/18/26(d)	600	581,616
3.50%, 05/04/27(d)	400	389,942
System Energy Resources Inc., 6.00%, 04/15/28	448	462,634
Tampa Electric Co., 4.90%, 03/01/29	110	111,235
Terraform Global Operating LP, 6.13%, 03/01/26(b)	113	112,677
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25(d)	600	576,245
3.15%, 06/02/26(d)	400	389,830
TNB Global Ventures Capital Bhd
3.24%, 10/19/26(d)	400	385,231
4.85%, 11/01/28(d)	200	200,845
Trinidad Generation UnLtd, 5.25%, 11/04/27(d)	200	194,574
Union Electric Co.
2.95%, 06/15/27	80	76,601
3.50%, 03/15/29	250	238,911
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26	375	365,958
Series A, 3.50%, 03/15/27	275	267,338
Series A, 3.80%, 04/01/28	15	14,575
Series B, 2.95%, 11/15/26	50	48,111
Series B, 3.75%, 05/15/27	225	219,597
Vistra Operations Co. LLC
3.70%, 01/30/27(b)	347	335,258
4.30%, 07/15/29(b)	100	96,064
4.38%, 05/01/29(b)	375	353,985
5.00%, 07/31/27(b)	410	401,648
5.50%, 09/01/26(b)	300	297,579
5.63%, 02/15/27(b)	435	431,634
WEC Energy Group Inc.
1.38%, 10/15/27	3	2,700
4.75%, 01/09/26	415	413,793
4.75%, 01/15/28	340	340,901
5.00%, 09/27/25	255	254,652
5.15%, 10/01/27	325	328,864
5.60%, 09/12/26	135	136,853
Wisconsin Electric Power Co., 5.00%, 05/15/29	75	76,205
Wisconsin Power and Light Co., 3.00%, 07/01/29	100	93,274
Wisconsin Public Service Corp., 5.35%, 11/10/25	110	110,485
Xcel Energy Inc.
1.75%, 03/15/27	345	318,827
3.35%, 12/01/26	85	82,054
4.00%, 06/15/28	105	101,842
Zhejiang Energy International Ltd., 1.74%,
07/20/26(d)	200	187,463
		77,809,901
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
0.88%, 10/15/26	190	175,445
2.00%, 12/21/28	250	226,028
Energizer Holdings Inc.
4.38%, 03/31/29(b)	200	184,551
4.75%, 06/15/28(b)	200	189,750
6.50%, 12/31/27(b)	125	125,544
EnerSys, 4.38%, 12/15/27(b)	105	100,525
WESCO Distribution Inc.
6.38%, 03/15/29(b)	280	283,958
7.25%, 06/15/28(b)	400	410,147
		1,695,948
Security	Par (000)	Value

Electronics — 0.2%
Amphenol Corp.
4.35%, 06/01/29	$150	$148,106
4.75%, 03/30/26	25	24,984
5.05%, 04/05/27	60	60,626
5.05%, 04/05/29	155	157,899
Arrow Electronics Inc., 3.88%, 01/12/28	200	191,899
Avnet Inc.
4.63%, 04/15/26	237	234,740
6.25%, 03/15/28	217	225,520
EquipmentShare.com Inc., 9.00%, 05/15/28(b)	350	360,573
Flex Ltd.
3.75%, 02/01/26	290	283,837
4.88%, 06/15/29	150	148,100
6.00%, 01/15/28	145	149,087
Fortive Corp., 3.15%, 06/15/26	265	256,085
Foxconn Far East Ltd., 1.63%, 10/28/25(d)	400	382,968
Honeywell International Inc.
1.10%, 03/01/27	555	510,295
2.50%, 11/01/26	135	129,194
4.25%, 01/15/29	210	208,506
4.65%, 07/30/27	225	225,954
4.95%, 02/15/28	311	317,077
Hubbell Inc.
3.15%, 08/15/27	80	76,382
3.35%, 03/01/26	60	58,507
3.50%, 02/15/28	105	100,639
Imola Merger Corp., 4.75%, 05/15/29(b)	600	564,949
Jabil Inc.
1.70%, 04/15/26	185	174,621
3.95%, 01/12/28	85	81,892
4.25%, 05/15/27	242	237,438
5.45%, 02/01/29	50	50,762
Keysight Technologies Inc., 4.60%, 04/06/27	10	9,941
Likewize Corp., 9.75%, 10/15/25(b)	130	131,659
Sensata Technologies BV, 4.00%, 04/15/29(b)	300	278,098
TD SYNNEX Corp.
1.75%, 08/09/26	260	243,005
2.38%, 08/09/28	110	99,675
Trimble Inc., 4.90%, 06/15/28	160	159,975
TTM Technologies Inc., 4.00%, 03/01/29(b)	150	139,440
Tyco Electronics Group SA
3.13%, 08/15/27	115	110,156
3.70%, 02/15/26	110	108,240
4.50%, 02/13/26	240	239,286
Vontier Corp.
1.80%, 04/01/26	225	212,690
2.40%, 04/01/28	150	136,032
		7,228,837
Energy - Alternate Sources — 0.0%
Contemporary Ruiding Development Ltd.
1.50%, 09/09/26(d)	200	186,112
1.88%, 09/17/25(d)	400	385,677
Greenko Dutch BV, 3.85%, 03/29/26(d)	364	348,291
Greenko Power II Ltd., 4.30%, 12/13/28(d)	174	161,608
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26(d)	200	199,484
Hanwha Q Cells Americas Holdings Corp., 5.00%,
07/27/28(d)	200	202,262
SK Battery America Inc., 2.13%, 01/26/26(d)	200	189,593
Sunnova Energy Corp.
5.88%, 09/01/26(b)(c)	135	111,751
11.75%, 10/01/28(b)(c)	130	101,887

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Energy - Alternate Sources (continued)
TerraForm Power Operating LLC, 5.00%,
01/31/28(b)	$255	$245,890
		2,132,555
Engineering & Construction — 0.2%
AECOM, 5.13%, 03/15/27	355	350,468
Arcosa Inc., 4.38%, 04/15/29(b)	125	117,840
BCEG HongKong Co. Ltd., 2.22%, 07/02/26(d)	400	375,500
Brundage-Bone Concrete Pumping Holdings Inc.,
6.00%, 02/01/26(b)	155	154,577
CCCI Treasure Ltd., 3.65%,
(5-year CMT + 5.117%)(a)(d)(f)	200	192,337
China Railway Xunjie Co. Ltd.
3.25%, 07/28/26(d)	400	387,508
4.00%, 07/06/27(d)	200	196,239
China State Construction Finance Cayman I Ltd.,
3.40%, (5-year CMT + 5.581%)(a)(d)(f)	200	192,693
CRCC Hean Ltd., 1.88%, 05/20/26(d)	200	189,662
Delhi International Airport Ltd., 6.13%, 10/31/26(d)	200	199,744
Dianjian Haiyu Ltd., 3.45%,
(5-year CMT + 6.189%)(a)(d)(f)	200	195,355
Dycom Industries Inc., 4.50%, 04/15/29(b)	152	143,684
Fluor Corp., 4.25%, 09/15/28	190	182,701
Global Infrastructure Solutions Inc., 5.63%,
06/01/29(b)	7	6,740
Great Lakes Dredge & Dock Corp., 5.25%,
06/01/29(b)	100	89,880
Henan Water Conservancy Investment Group Co.
Ltd., 2.80%, 09/18/25(d)	400	385,605
HTA Group Ltd./Mauritius, 7.50%, 06/04/29(b)	200	201,582
IHS Holding Ltd., 5.63%, 11/29/26(d)	400	380,964
IHS Netherlands Holdco BV, 8.00%, 09/18/27(d)	200	194,753
INNOVATE Corp., 8.50%, 02/01/26(b)(c)	110	84,175
Jacobs Engineering Group Inc., 6.35%, 08/18/28	220	229,980
Lendlease U.S. Capital Inc., 4.50%, 05/26/26(d)	250	243,801
MasTec Inc.
4.50%, 08/15/28(b)	60	58,010
5.90%, 06/15/29	80	81,793
Mexico City Airport Trust, 4.25%, 10/31/26(d)	200	193,335
Powerchina Roadbridge Group British Virgin Islands
Ltd., 3.08%, (5-year CMT + 5.256%)(a)(d)(f)	200	192,862
Railworks Holdings LP/Railworks Rally Inc., 8.25%,
11/15/28(b)	100	101,749
Ste Transcore Holdings Inc.
3.38%, 05/05/27(b)	200	193,713
4.13%, 05/23/26(d)	200	197,850
Sydney Airport Finance Co. Pty. Ltd., 3.63%,
04/28/26(b)	350	341,482
TopBuild Corp., 3.63%, 03/15/29(b)	125	114,851
Tutor Perini Corp., 11.88%, 04/30/29(b)	80	87,558
Vinci SA, 3.75%, 04/10/29(b)	305	292,367
Weekley Homes LLC/Weekley Finance Corp.,
4.88%, 09/15/28(b)	135	128,640
Xingcheng Bvi Ltd., 2.38%, 10/08/26(d)	200	184,759
Zhengzhou Urban Construction Investment Group
Co. Ltd., 5.20%, 08/30/25(d)	200	198,335
		7,063,092
Entertainment — 0.2%
Affinity Interactive, 6.88%, 12/15/27(b)	179	156,382
Allwyn Entertainment Financing U.K. PLC, 7.88%,
04/30/29(d)	200	208,287
Security	Par (000)	Value

Entertainment (continued)
AMC Entertainment Holdings Inc.
7.50%, 02/15/29(b)(c)	$300	$218,672
10.00%, 06/15/26,
(10.00% Cash and 12.00% PIK)(b)(c)(e)	440	416,952
Banijay Entertainment SASU, 8.13%, 05/01/29(b)	200	207,076
Boyne USA Inc., 4.75%, 05/15/29(b)	200	189,730
Caesars Entertainment Inc., 8.13%, 07/01/27(b)	500	510,573
CCM Merger Inc., 6.38%, 05/01/26(b)	100	99,878
Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp./Millennium Op, 5.38%,
04/15/27	185	184,367
Churchill Downs Inc.
4.75%, 01/15/28(b)	245	236,526
5.50%, 04/01/27(b)	210	207,724
Cinemark USA Inc., 5.25%, 07/15/28(b)(c)	255	246,728
Empire Resorts Inc., 7.75%, 11/01/26(b)	105	101,291
Flutter Treasury Designated Activity Co., 6.38%,
04/29/29(b)	200	203,317
International Game Technology PLC
4.13%, 04/15/26(b)	245	240,057
5.25%, 01/15/29(b)	250	244,828
6.25%, 01/15/27(b)	260	262,262
Jacobs Entertainment Inc., 6.75%, 02/15/29(b)	180	168,584
Light & Wonder International Inc., 7.00%,
05/15/28(b)	250	251,762
Live Nation Entertainment Inc.
3.75%, 01/15/28(b)	180	169,689
4.75%, 10/15/27(b)	315	305,806
5.63%, 03/15/26(b)	90	89,194
6.50%, 05/15/27(b)	375	379,440
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)	150	148,582
Midwest Gaming Borrower LLC/Midwest Gaming
Finance Corp., 4.88%, 05/01/29(b)	225	212,375
Mohegan Tribal Gaming Authority
7.88%, 10/15/24(b)(c)	220	219,248
8.00%, 02/01/26(b)	364	340,784
13.25%, 12/15/27(b)	150	167,722
Motion Bondco DAC, 6.63%, 11/15/27(b)	145	142,974
Odeon Finco PLC, 12.75%, 11/01/27(b)	120	126,324
Penn Entertainment Inc.
4.13%, 07/01/29(b)(c)	110	97,305
5.63%, 01/15/27(b)	135	131,737
Raptor Acquisition Corp./Raptor Co-Issuer LLC,
4.88%, 11/01/26(b)	145	141,418
Resorts World Las Vegas LLC/RWLV Capital Inc.,
4.63%, 04/16/29(d)	200	181,424
Six Flags Entertainment Corp., 5.50%, 04/15/27(b)	160	159,057
Speedway Motorsports LLC/Speedway Funding
II Inc., 4.88%, 11/01/27(b)	150	144,630
Warnermedia Holdings Inc.
3.76%, 03/15/27	1,379	1,313,519
4.05%, 03/15/29	360	333,517
		9,159,741
Environmental Control — 0.1%
Clean Harbors Inc., 4.88%, 07/15/27(b)	200	195,704
Enviri Corp., 5.75%, 07/31/27(b)	160	154,876
GFL Environmental Inc.
3.50%, 09/01/28(b)	250	232,182
3.75%, 08/01/25(b)	240	237,277
4.00%, 08/01/28(b)	250	234,937
4.75%, 06/15/29(b)	225	214,147

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
5.13%, 12/15/26(b)	$155	$153,612
Madison IAQ LLC
4.13%, 06/30/28(b)	230	214,829
5.88%, 06/30/29(b)	300	280,904
Republic Services Inc.
0.88%, 11/15/25	290	275,223
2.90%, 07/01/26	20	19,322
3.38%, 11/15/27	60	57,718
3.95%, 05/15/28	275	269,027
4.88%, 04/01/29	210	212,048
Stericycle Inc., 3.88%, 01/15/29(b)	175	166,502
Veralto Corp.
5.35%, 09/18/28(b)	265	270,241
5.50%, 09/18/26(b)	285	287,595
Waste Connections Inc.
3.50%, 05/01/29	150	143,123
4.25%, 12/01/28	105	103,372
Waste Management Inc.
0.75%, 11/15/25	400	379,517
1.15%, 03/15/28	50	44,439
2.00%, 06/01/29	100	89,244
3.15%, 11/15/27	125	119,853
4.88%, 02/15/29	310	314,869
4.95%, 07/03/27	145	146,776
Waste Pro USA Inc., 5.50%, 02/15/26(b)	190	188,576
		5,005,913
Food — 0.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	100	108,808
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26(b)	237	229,145
3.50%, 03/15/29(b)	225	204,949
4.63%, 01/15/27(b)	455	443,378
5.88%, 02/15/28(b)	250	247,925
6.50%, 02/15/28(b)	250	253,488
7.50%, 03/15/26(b)	201	203,747
Alsea SAB de CV, 7.75%, 12/14/26(d)	200	203,411
Aragvi Finance International DAC, 8.45%,
04/29/26(d)	50	44,691
B&G Foods Inc.
5.25%, 09/15/27(c)	175	163,936
8.00%, 09/15/28(b)	205	209,173
Bimbo Bakeries USA Inc., 6.05%, 01/15/29(d)	200	208,757
Blossom Joy Ltd., 3.10%,
(5-year CMT + 5.799%)(a)(d)(f)	200	194,529
C&S Group Enterprises LLC, 5.00%, 12/15/28(b)	135	100,568
Campbell Soup Co.
4.15%, 03/15/28	485	476,371
5.20%, 03/19/27	150	152,119
5.20%, 03/21/29	150	152,878
5.30%, 03/20/26	125	125,827
Cencosud SA, 4.38%, 07/17/27(d)	400	386,787
China Modern Dairy Holdings Ltd., 2.13%,
07/14/26(d)	400	374,312
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(b)	125	119,206
7.63%, 07/01/29(b)	150	155,432
Conagra Brands Inc.
1.38%, 11/01/27	415	372,211
4.60%, 11/01/25	479	476,109
4.85%, 11/01/28	340	340,080
Security	Par (000)	Value

Food (continued)
5.30%, 10/01/26	$175	$176,520
7.00%, 10/01/28	93	100,334
Danone SA, 2.95%, 11/02/26(b)	815	782,813
General Mills Inc.
3.20%, 02/10/27	215	206,933
4.20%, 04/17/28	345	340,107
4.70%, 01/30/27	150	149,754
5.24%, 11/18/25	15	14,999
5.50%, 10/17/28	220	226,537
Hershey Co. (The)
2.30%, 08/15/26	30	28,698
3.20%, 08/21/25	35	34,372
4.25%, 05/04/28	40	39,873
H-Food Holdings LLC/Hearthside Finance Co. Inc.,
8.50%, 06/01/26(b)	120	9,451
Hormel Foods Corp.
1.70%, 06/03/28	20	18,057
4.80%, 03/30/27	130	130,858
Ingredion Inc., 3.20%, 10/01/26	35	33,852
J.M. Smucker Co. (The), 5.90%, 11/15/28	300	314,017
JBS USA Holding Lux SARL/ JBS USA Food Co./
JBS Lux Co. SARL
2.50%, 01/15/27	380	357,479
3.00%, 02/02/29	100	90,813
5.13%, 02/01/28	305	304,973
KeHE Distributors LLC/KeHE Finance
Corp./NextWave Distribution Inc., 9.00%,
02/15/29(b)	250	256,852
Kellanova
3.25%, 04/01/26	215	209,246
3.40%, 11/15/27	120	115,130
4.30%, 05/15/28	305	300,994
Kraft Heinz Foods Co.
3.00%, 06/01/26	733	709,850
3.88%, 05/15/27	512	501,657
4.63%, 01/30/29	55	55,331
Kroger Co. (The)
2.65%, 10/15/26	335	320,006
3.50%, 02/01/26	300	293,575
3.70%, 08/01/27	10	9,726
4.50%, 01/15/29	150	149,464
Lamb Weston Holdings Inc., 4.88%, 05/15/28(b)	200	194,043
Land O’Lakes Capital Trust I, 7.45%, 03/15/28(b)	65	63,578
Mars Inc.
0.88%, 07/16/26(b)	185	172,035
4.55%, 04/20/28(b)	420	420,391
McCormick & Co. Inc./MD
0.90%, 02/15/26	365	343,243
3.40%, 08/15/27	139	133,866
Mondelez International Holdings Netherlands BV
1.25%, 09/24/26(b)	215	199,145
4.25%, 09/15/25(b)	290	287,381
Mondelez International Inc.
2.63%, 03/17/27	332	315,164
4.75%, 02/20/29	155	155,966
NBM U.S. Holdings Inc., 7.00%, 05/14/26(d)	200	200,643
Nestle Capital Corp., 4.65%, 03/12/29(b)	150	151,214
Nestle Holdings Inc.
0.63%, 01/15/26(b)	330	311,741
1.00%, 09/15/27(b)	390	350,518
1.15%, 01/14/27(b)	340	313,459

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
1.50%, 09/14/28(b)	$205	$182,305
3.50%, 09/24/25(b)	295	290,951
3.63%, 09/24/28(b)	300	290,403
4.00%, 09/12/25(b)	335	332,356
4.13%, 10/01/27(b)	305	301,908
5.00%, 03/14/28(b)	210	213,573
5.00%, 09/12/28(b)	150	152,847
5.25%, 03/13/26(b)	415	419,163
Performance Food Group Inc., 5.50%, 10/15/27(b)	375	370,127
Post Holdings Inc., 5.63%, 01/15/28(b)	298	295,010
Sigma Holdco BV, 7.88%, 05/15/26(b)	170	168,180
Simmons Foods Inc./Simmons Prepared
Foods Inc./Simmons Pet Food Inc./Simmons
Feed, 4.63%, 03/01/29(b)	260	234,788
Smithfield Foods Inc.
4.25%, 02/01/27(b)	252	245,224
5.20%, 04/01/29(b)	105	103,722
Sysco Corp.
3.25%, 07/15/27	107	102,745
3.30%, 07/15/26	512	497,646
3.75%, 10/01/25	85	83,713
5.75%, 01/17/29	125	129,993
TreeHouse Foods Inc., 4.00%, 09/01/28(c)	160	144,568
Tyson Foods Inc.
3.55%, 06/02/27	306	295,248
4.00%, 03/01/26	437	430,293
4.35%, 03/01/29	250	243,845
5.40%, 03/15/29	150	152,707
U.S. Foods Inc.
4.75%, 02/15/29(b)	305	292,033
6.88%, 09/15/28(b)	175	179,789
United Natural Foods Inc., 6.75%, 10/15/28(b)(c)	160	146,103
Walmart Inc., 3.90%, 09/09/25	235	232,927
Yili Holding Investment Ltd., 1.63%, 11/19/25(d)	200	191,285
		22,565,947
Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28(b)	385	376,122
TKC Holdings Inc.
6.88%, 05/15/28(b)	150	145,918
10.50%, 05/15/29(b)	200	195,492
		717,532
Forest Products & Paper — 0.1%
Ahlstrom Holding 3 OY, 4.88%, 02/04/28(b)	150	141,150
Celulosa Arauco y Constitucion SA, 3.88%,
11/02/27	205	193,632
Domtar Corp., 6.75%, 10/01/28(b)	200	181,996
Georgia-Pacific LLC
0.95%, 05/15/26(b)	80	74,870
1.75%, 09/30/25(b)	419	404,038
2.10%, 04/30/27(b)	165	154,123
Inversiones CMPC SA, 4.38%, 04/04/27(d)	200	194,264
Mercer International Inc.
5.13%, 02/01/29	289	244,933
5.50%, 01/15/26	96	93,430
12.88%, 10/01/28(b)	63	67,319
Suzano Austria GmbH
2.50%, 09/15/28	110	97,175
5.75%, 07/14/26(d)	200	201,761
6.00%, 01/15/29	600	606,279
Security	Par (000)	Value

Forest Products & Paper (continued)
Suzano International Finance BV, 5.50%, 01/17/27	$293	$293,984
		2,948,954
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25	55	54,681
5.75%, 05/20/27	175	169,279
5.88%, 08/20/26	225	221,543
9.38%, 06/01/28(b)	170	178,077
APA Infrastructure Ltd., 4.25%, 07/15/27(b)	280	276,222
Atmos Energy Corp., 3.00%, 06/15/27	105	100,541
Boston Gas Co., 3.15%, 08/01/27(b)	65	61,466
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26(b)	265	256,900
3.87%, 03/04/29(b)	100	95,337
4.63%, 08/05/27(b)	188	185,145
CenterPoint Energy Resources Corp.
4.00%, 04/01/28	85	82,595
5.25%, 03/01/28	340	345,416
ENN Clean Energy International Investment Ltd.,
3.38%, 05/12/26(d)	200	192,951
ENN Energy Holdings Ltd., 4.63%, 05/17/27(d)	400	396,607
KeySpan Gas East Corp., 2.74%, 08/15/26(b)	285	271,352
Korea Gas Corp.
1.13%, 07/13/26(d)	400	372,939
3.50%, 07/02/26(d)	400	390,607
National Fuel Gas Co.
4.75%, 09/01/28	10	9,872
5.50%, 01/15/26	195	195,468
5.50%, 10/01/26	130	131,052
NiSource Inc.
0.95%, 08/15/25	597	571,376
3.49%, 05/15/27	35	33,817
5.20%, 07/01/29	150	152,129
5.25%, 03/30/28	475	481,447
ONE Gas Inc., 5.10%, 04/01/29	90	91,801
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29	155	146,341
SGSP Australia Assets Pty Ltd., 3.25%, 07/29/26(d)	200	193,642
Shaoxing City Investment Group Ltd., 2.50%,
08/19/26(d)	400	373,772
Southern California Gas Co.
2.95%, 04/15/27	675	645,031
Series TT, 2.60%, 06/15/26	167	160,492
Southern Co. Gas Capital Corp., 3.25%, 06/15/26	285	276,555
Southwest Gas Corp.
3.70%, 04/01/28	50	48,112
5.45%, 03/23/28	65	66,091
5.80%, 12/01/27	50	51,247
Spire Inc., 5.30%, 03/01/26	100	100,419
Talent Yield International Ltd., 2.00%, 05/06/26(d)	200	189,803
		7,570,125
Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28	20	19,788
Regal Rexnord Corp.
6.05%, 02/15/26	120	120,966
6.05%, 04/15/28	485	496,737
Stanley Black & Decker Inc.
3.40%, 03/01/26	170	166,039
4.25%, 11/15/28	30	29,511
6.00%, 03/06/28	265	276,219

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hand & Machine Tools (continued)
Werner FinCo LP/Werner FinCo Inc., 11.50%,
06/15/28(b)	$125	$135,756
		1,245,016
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28	35	31,518
3.75%, 11/30/26	520	511,814
3.88%, 09/15/25	10	9,909
Agilent Technologies Inc., 3.05%, 09/22/26	15	14,430
Alcon Finance Corp., 2.75%, 09/23/26(b)	230	219,872
Avantor Funding Inc., 4.63%, 07/15/28(b)	510	491,390
Bausch & Lomb Corp., 8.38%, 10/01/28(b)	420	431,370
Baxter International Inc.
1.92%, 02/01/27	647	602,666
2.27%, 12/01/28	430	386,759
2.60%, 08/15/26	15	14,340
Boston Scientific Corp., 4.00%, 03/01/28	15	14,731
Danaher Corp., 3.35%, 09/15/25	60	59,024
Edwards Lifesciences Corp., 4.30%, 06/15/28	200	195,967
GE HealthCare Technologies Inc.
5.60%, 11/15/25	660	663,803
5.65%, 11/15/27	680	697,429
Hologic Inc.
3.25%, 02/15/29(b)	300	273,581
4.63%, 02/01/28(b)	145	140,450
Medline Borrower LP, 3.88%, 04/01/29(b)	1,390	1,297,250
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%,
04/01/29(b)	335	342,101
Medtronic Global Holdings SCA, 4.25%, 03/30/28	210	208,068
Olympus Corp., 2.14%, 12/08/26(b)	50	46,806
Revvity Inc., 1.90%, 09/15/28	150	133,482
Solventum Corp.
5.40%, 03/01/29(b)	455	460,625
5.45%, 02/25/27(b)	215	216,990
Stryker Corp.
3.38%, 11/01/25	411	403,266
3.50%, 03/15/26	322	315,687
3.65%, 03/07/28	200	193,197
4.85%, 12/08/28	140	141,101
Teleflex Inc.
4.25%, 06/01/28(b)	150	142,599
4.63%, 11/15/27	185	179,826
Thermo Fisher Scientific Inc.
1.75%, 10/15/28	195	175,085
4.80%, 11/21/27	324	327,260
4.95%, 08/10/26	195	196,278
5.00%, 12/05/26	275	277,730
5.00%, 01/31/29	325	331,496
Varex Imaging Corp., 7.88%, 10/15/27(b)(c)	110	111,661
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26	357	347,447
5.35%, 12/01/28	160	163,662
		10,770,670
Health Care - Services — 0.7%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(b)	140	134,070
5.50%, 07/01/28(b)	150	146,992
Advocate Health & Hospitals Corp., 3.83%,
08/15/28	5	4,882
AHP Health Partners Inc., 5.75%, 07/15/29(b)	90	85,914
Security	Par (000)	Value

Health Care - Services (continued)
Akumin Inc., 9.00%, 08/01/27,
(8.00% Cash and 2.00% PIK)(b)(c)(e)	$50	$43,752
Catalent Pharma Solutions Inc.
3.13%, 02/15/29(b)	175	168,826
5.00%, 07/15/27(b)	170	168,823
Centene Corp.
2.45%, 07/15/28	650	587,532
4.25%, 12/15/27	1,070	1,037,261
Charles River Laboratories International Inc.
3.75%, 03/15/29(b)	155	143,561
4.25%, 05/01/28(b)	175	166,904
CHRISTUS Health, Series C, 4.34%, 07/01/28	10	9,859
CHS/Community Health Systems Inc.
5.63%, 03/15/27(b)	580	555,570
6.00%, 01/15/29(b)	250	232,100
6.88%, 04/01/28(b)	232	181,756
6.88%, 04/15/29(b)	425	348,676
8.00%, 12/15/27(b)	232	232,261
CommonSpirit Health
1.55%, 10/01/25	287	274,503
6.07%, 11/01/27	200	207,821
Elevance Health Inc.
1.50%, 03/15/26	327	309,960
3.65%, 12/01/27	620	601,100
4.10%, 03/01/28	465	456,131
4.90%, 02/08/26	195	194,721
5.15%, 06/15/29	190	193,770
5.35%, 10/15/25	305	305,944
Encompass Health Corp.
4.50%, 02/01/28	265	256,277
5.75%, 09/15/25	113	112,841
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26(b)	105	96,734
3.75%, 06/15/29(b)	150	138,296
Global Medical Response Inc., 10.00%, 10/31/28(b)	192	188,819
HCA Inc.
3.13%, 03/15/27	377	361,000
4.13%, 06/15/29	600	578,803
4.50%, 02/15/27	425	420,064
5.20%, 06/01/28	395	398,910
5.25%, 06/15/26	556	556,991
5.38%, 09/01/26	379	380,742
5.63%, 09/01/28	335	342,700
5.88%, 02/15/26	513	516,336
5.88%, 02/01/29	380	392,790
Health Care Service Corp. A Mutual Legal Reserve
Co., 5.20%, 06/15/29(b)	20	20,294
Heartland Dental LLC/Heartland Dental Finance
Corp., 10.50%, 04/30/28(b)	240	255,714
Highmark Inc., 1.45%, 05/10/26(b)	316	294,728
Humana Inc.
1.35%, 02/03/27	627	576,220
3.95%, 03/15/27	70	68,448
5.75%, 03/01/28	240	247,113
5.75%, 12/01/28	110	113,806
ICON Investments Six DAC
5.81%, 05/08/27	205	209,043
5.85%, 05/08/29	235	243,042
IQVIA Inc.
5.00%, 10/15/26(b)	375	369,619
5.00%, 05/15/27(b)	365	358,909

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.70%, 05/15/28	$200	$205,080
6.25%, 02/01/29	415	435,009
Laboratory Corp. of America Holdings
1.55%, 06/01/26	332	312,035
3.60%, 09/01/27	10	9,659
Legacy LifePoint Health LLC, 4.38%, 02/15/27(b)	180	174,034
Lifepoint Health Inc., 5.38%, 01/15/29(b)	150	135,525
Molina Healthcare Inc., 4.38%, 06/15/28(b)	280	266,971
MPH Acquisition Holdings LLC
5.50%, 09/01/28(b)	330	258,019
5.75%, 11/01/28(b)(c)	315	187,763
PeaceHealth Obligated Group, Series 2020, 1.38%,
11/15/25	210	199,325
Prime Healthcare Services Inc., 7.25%, 11/01/25(b)	290	290,148
Quest Diagnostics Inc.
3.45%, 06/01/26	260	253,605
4.20%, 06/30/29	150	146,775
Quorum Health Corp., 11.63%, 04/15/23(h)(i)(j)	100	—
Radiology Partners Inc., 7.78%, 01/31/29,
(4.28% Cash and 3.50% PIK)(b)(e)	84	79,150
Rede D'or Finance SARL, 4.95%, 01/17/28(d)	200	191,502
Roche Holdings Inc.
0.99%, 03/05/26(b)	250	236,236
1.93%, 12/13/28(b)	630	566,598
2.31%, 03/10/27(b)	650	615,375
2.63%, 05/15/26(b)	200	193,241
3.00%, 11/10/25(b)	50	49,029
3.63%, 09/17/28(b)	50	48,358
4.79%, 03/08/29(b)	200	202,822
5.27%, 11/13/26(b)	380	385,314
5.34%, 11/13/28(b)	440	454,530
Select Medical Corp., 6.25%, 08/15/26(b)	435	438,272
SSM Health Care Corp., 4.89%, 06/01/28	177	178,192
Sutter Health, Series 20A, 1.32%, 08/15/25	222	213,414
Tenet Healthcare Corp.
4.25%, 06/01/29	425	401,059
4.63%, 06/15/28	225	216,688
5.13%, 11/01/27	475	466,916
6.13%, 10/01/28	775	776,921
6.25%, 02/01/27	480	480,780
Toledo Hospital (The), Series B, 5.33%, 11/15/28	100	96,850
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)	240	238,069
UnitedHealth Group Inc.
3.70%, 05/15/27	510	499,193
1.15%, 05/15/26	447	420,374
1.25%, 01/15/26	293	278,743
2.95%, 10/15/27	355	338,732
3.10%, 03/15/26	177	172,775
3.38%, 04/15/27	95	92,283
3.45%, 01/15/27	228	222,458
3.70%, 12/15/25	30	29,516
3.85%, 06/15/28	460	449,069
3.88%, 12/15/28	100	97,547
4.25%, 01/15/29	395	391,058
4.60%, 04/15/27	170	170,370
4.70%, 04/15/29	155	156,199
4.75%, 07/15/26	155	155,537
5.15%, 10/15/25	330	331,336
5.25%, 02/15/28	440	451,093
Universal Health Services Inc., 1.65%, 09/01/26	285	265,627
		28,216,102
Security	Par (000)	Value

Holding Companies - Diversified — 0.6%
Abu Dhabi Developmental Holding Co. PJSC,
5.38%, 05/08/29(d)	$400	$409,022
Amipeace Ltd.
1.50%, 10/22/25(d)	200	191,692
1.75%, 11/09/26(d)	200	187,483
Antares Holdings LP
2.75%, 01/15/27(b)	250	229,637
3.95%, 07/15/26(b)	250	239,456
7.95%, 08/11/28(b)	260	272,315
Apollo Debt Solutions BDC, 6.90%, 04/13/29(b)	200	205,050
Ares Capital Corp.
2.15%, 07/15/26	467	437,193
2.88%, 06/15/27	85	79,071
2.88%, 06/15/28	425	383,014
3.88%, 01/15/26	395	384,953
5.88%, 03/01/29	285	285,875
5.95%, 07/15/29	160	160,427
7.00%, 01/15/27	195	201,231
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26	140	129,970
2.95%, 03/10/26	157	149,439
Barings BDC Inc.
3.30%, 11/23/26	190	177,865
7.00%, 02/15/29	50	51,186
Benteler International AG, Class A, 10.50%,
05/15/28(b)	160	170,817
Blackstone Private Credit Fund
2.63%, 12/15/26	447	414,923
3.25%, 03/15/27	360	337,042
4.00%, 01/15/29	150	139,876
5.95%, 07/16/29(b)	175	174,899
7.05%, 09/29/25	235	238,393
7.30%, 11/27/28(b)	110	115,811
Blackstone Secured Lending Fund
2.13%, 02/15/27	220	201,674
2.75%, 09/16/26	290	272,430
2.85%, 09/30/28	140	125,335
3.63%, 01/15/26	355	344,078
5.88%, 11/15/27	95	95,626
Blue Owl Capital Corp.
2.63%, 01/15/27	180	167,092
2.88%, 06/11/28	215	194,126
3.40%, 07/15/26	305	291,639
4.25%, 01/15/26	239	234,297
5.95%, 03/15/29	155	155,775
Blue Owl Capital Corp. II, 8.45%, 11/15/26(b)	105	109,458
Blue Owl Capital Corp. III, 3.13%, 04/13/27	65	60,290
Blue Owl Credit Income Corp.
3.13%, 09/23/26	75	70,340
4.70%, 02/08/27	253	244,789
7.75%, 09/16/27	285	297,627
7.75%, 01/15/29	160	169,279
7.95%, 06/13/28	185	195,625
Blue Owl Technology Finance Corp.
2.50%, 01/15/27	240	219,081
3.75%, 06/17/26(b)	45	42,510
4.75%, 12/15/25(b)	163	159,044
Blue Owl Technology Finance Corp. II, 6.75%,
04/04/29(b)	200	198,928
Bright Galaxy International Ltd., 3.25%, 07/15/26(d)	200	186,900
Ccthk 2021 Ltd., 2.75%, 01/19/27(d)	200	189,232

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
CITIC Ltd.
2.88%, 02/17/27(d)	$200	$191,170
3.70%, 06/14/26(d)	200	195,696
3.88%, 02/28/27(d)	400	392,132
CK Hutchison International 21 Ltd., 1.50%,
04/15/26(b)	435	411,581
Compass Group Diversified Holdings LLC, 5.25%,
04/15/29(b)	300	287,864
Fairfax India Holdings Corp., 5.00%, 02/26/28(d)	250	229,621
Franklin BSP Capital Corp., 7.20%, 06/15/29(b)	50	50,805
FS KKR Capital Corp.
2.63%, 01/15/27	30	27,552
3.13%, 10/12/28	210	185,618
3.25%, 07/15/27(c)	250	231,665
3.40%, 01/15/26	412	396,476
7.88%, 01/15/29	100	105,196
Fund of National Welfare Samruk-Kazyna JSC,
2.00%, 10/28/26(d)	200	184,871
Gaci First Investment Co.
5.00%, 10/13/27(d)	400	400,936
5.00%, 01/29/29(d)	400	400,209
Goldman Sachs BDC Inc.
2.88%, 01/15/26	325	313,421
6.38%, 03/11/27	105	107,327
Golub Capital BDC Inc.
2.05%, 02/15/27	170	154,935
2.50%, 08/24/26	240	224,008
6.00%, 07/15/29	150	149,725
7.05%, 12/05/28	75	77,864
Grupo de Inversiones Suramericana SA, 5.50%,
04/29/26(d)	200	196,906
Guohui International Bvi Co. Ltd., 3.15%,
08/27/25(d)	400	388,339
HPS Corporate Lending Fund, 6.75%, 01/30/29(b)	150	153,853
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(d)	200	187,999
4.75%, 04/27/27(d)	400	384,631
Huarong Finance II Co. Ltd.
4.63%, 06/03/26(d)	400	390,019
4.88%, 11/22/26(d)	200	195,276
5.00%, 11/19/25(d)	200	197,270
Icahn Enterprises LP/Icahn Enterprises
Finance Corp.
4.38%, 02/01/29	225	195,651
5.25%, 05/15/27	453	434,170
6.25%, 05/15/26	385	383,897
9.75%, 01/15/29(b)	225	236,818
ICD Funding Ltd., 3.22%, 04/28/26(d)	200	192,633
Khazanah Global Sukuk Bhd, 4.69%, 06/01/28(d)	400	398,803
Main Street Capital Corp.
3.00%, 07/14/26	267	252,542
6.50%, 06/04/27	100	101,340
6.95%, 03/01/29	70	72,355
MDGH GMTN RSC Ltd.
2.50%, 05/21/26(d)	600	572,589
3.00%, 03/28/27(d)	200	190,129
4.50%, 11/07/28(d)	200	197,616
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27	95	92,332
6.15%, 05/17/29(b)	85	84,731
Mumtalakat Sukuk Holding Co., 4.10%, 01/21/27(d)	200	189,970
Security	Par (000)	Value

Holding Companies - Diversified (continued)
New Mountain Finance Corp., 6.88%, 02/01/29	$50	$49,977
Oaktree Specialty Lending Corp.
2.70%, 01/15/27	55	50,712
7.10%, 02/15/29	50	51,500
Oaktree Strategic Credit Fund
6.50%, 07/23/29(b)	100	100,521
8.40%, 11/14/28(b)	110	118,351
Prospect Capital Corp.
3.36%, 11/15/26	110	102,590
3.44%, 10/15/28(c)	60	52,414
3.71%, 01/22/26(c)	190	182,634
Rongshi International Finance Ltd.
1.50%, 11/05/25(d)	200	191,570
3.63%, 05/04/27(d)	200	195,315
Senaat Sukuk Ltd., 4.76%, 12/05/25(d)	200	198,142
SFG International Holdings Co. Ltd., 2.40%,
06/03/26(d)	200	186,984
Sixth Street Lending Partners, 6.50%, 03/11/29(b)	200	202,728
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26	40	37,577
6.13%, 03/01/29	50	50,397
6.95%, 08/14/28	135	139,943
Suci Second Investment Co., 6.00%, 10/25/28(d)	800	831,857
Temasek Financial I Ltd., 3.63%, 08/01/28(b)	500	490,089
Yieldking Investment Ltd., 2.80%, 08/18/26(d)	200	188,425
		23,822,082
Home Builders — 0.1%
Adams Homes Inc., 9.25%, 10/15/28(b)	103	106,881
Ashton Woods USA LLC/Ashton Woods Finance
Co., 6.63%, 01/15/28(b)	90	90,410
Beazer Homes USA Inc., 5.88%, 10/15/27	120	118,830
Brookfield Residential Properties Inc./Brookfield
Residential U.S. LLC
5.00%, 06/15/29(b)	100	92,956
6.25%, 09/15/27(b)	200	198,622
Century Communities Inc., 6.75%, 06/01/27	195	196,147
DR Horton Inc.
1.30%, 10/15/26	347	321,637
1.40%, 10/15/27	90	81,402
Dream Finders Homes Inc., 8.25%, 08/15/28(b)	115	119,197
Empire Communities Corp., 9.75%, 05/01/29(b)	140	145,405
Forestar Group Inc.
3.85%, 05/15/26(b)	120	115,964
5.00%, 03/01/28(b)	70	67,435
Installed Building Products Inc., 5.75%, 02/01/28(b)	110	108,394
KB Home, 6.88%, 06/15/27	130	133,968
Landsea Homes Corp., 8.88%, 04/01/29(b)	100	100,981
Lennar Corp.
4.75%, 11/29/27	482	482,261
5.00%, 06/15/27	55	55,190
5.25%, 06/01/26	210	210,734
LGI Homes Inc., 8.75%, 12/15/28(b)	130	138,076
M/I Homes Inc., 4.95%, 02/01/28	152	148,168
Mattamy Group Corp., 5.25%, 12/15/27(b)	190	186,321
Meritage Homes Corp.
3.88%, 04/15/29(b)	105	98,993
5.13%, 06/06/27	115	115,185
PulteGroup Inc., 5.00%, 01/15/27	65	65,280
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28	185	177,295
4.75%, 04/01/29	75	71,029

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
STL Holding Co. LLC, 8.75%, 02/15/29(b)	$75	$78,112
Taylor Morrison Communities Inc.
5.75%, 01/15/28(b)	175	175,151
5.88%, 06/15/27(b)	170	170,662
Toll Brothers Finance Corp.
4.35%, 02/15/28	40	39,144
4.88%, 11/15/25	181	180,002
4.88%, 03/15/27	244	243,042
Tri Pointe Homes Inc.
5.25%, 06/01/27	115	113,919
5.70%, 06/15/28	100	99,841
Winnebago Industries Inc., 6.25%, 07/15/28(b)	90	89,224
		4,935,858
Home Furnishings — 0.0%
Arcelik A/S, 8.50%, 09/25/28(d)	200	210,688
Leggett & Platt Inc.
3.50%, 11/15/27	220	206,282
4.40%, 03/15/29	100	93,987
Panasonic Holdings Corp., 3.11%, 07/19/29(b)	200	186,264
Tempur Sealy International Inc., 4.00%, 04/15/29(b)	250	228,519
Vestel Elektronik Sanayi ve Ticaret AS, 9.75%,
05/15/29(d)	200	200,123
Whirlpool Corp., 4.75%, 02/26/29(c)	200	199,678
		1,325,541
Hotels, Restaurants & Leisure — 0.0%
1011778 BC ULC/New Red Finance Inc., 6.13%,
06/15/29(b)	150	151,648

Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29(b)	175	159,724
Avery Dennison Corp., 4.88%, 12/06/28	50	50,027
Central Garden & Pet Co., 5.13%, 02/01/28	105	102,254
Church & Dwight Co. Inc., 3.15%, 08/01/27	295	283,453
Clorox Co. (The)
3.10%, 10/01/27	70	66,794
3.90%, 05/15/28	275	268,029
Kimberly-Clark Corp.
1.05%, 09/15/27	140	126,082
3.05%, 08/15/25	172	168,626
3.20%, 04/25/29	250	237,075
3.95%, 11/01/28	150	147,207
Reckitt Benckiser Treasury Services PLC, 3.00%,
06/26/27(b)	845	802,657
		2,411,928
Housewares — 0.0%
CD&R Smokey Buyer Inc., 6.75%, 07/15/25(b)	255	253,223
Newell Brands Inc.
5.70%, 04/01/26	655	653,694
6.38%, 09/15/27(c)	180	180,254
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26(c)	95	93,895
		1,181,066
Insurance — 1.3%
Acrisure LLC / Acrisure Finance Inc., 8.50%,
06/15/29(b)	150	154,262
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(b)	225	207,219
8.25%, 02/01/29(b)	277	281,918
Aegon Ltd., 5.50%, 04/11/48,
(6-mo. LIBOR US + 3.540%)(a)	355	345,042
Security	Par (000)	Value

Insurance (continued)
Aflac Inc.
1.13%, 03/15/26	$115	$108,521
2.88%, 10/15/26	10	9,602
AIA Group Ltd.
2.70%, (5-year CMT + 1.758%)(a)(d)(f)	400	379,664
3.60%, 04/09/29(b)	300	286,396
5.63%, 10/25/27(b)	585	601,954
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer
4.25%, 10/15/27(b)	250	237,929
6.75%, 10/15/27(b)	430	426,935
6.75%, 04/15/28(b)	400	402,065
Allstate Corp. (The)
0.75%, 12/15/25	440	416,199
3.28%, 12/15/26	125	120,918
5.05%, 06/24/29	125	126,626
American International Group Inc.
4.20%, 04/01/28	205	200,758
Series A-9, 5.75%, 04/01/48,
(3-mo. LIBOR US + 2.868%)(a)	160	158,100
American National Group Inc., 5.00%, 06/15/27	46	45,496
AmWINS Group Inc.
4.88%, 06/30/29(b)	225	212,045
6.38%, 02/15/29(b)	225	228,330
Aon Corp.
3.75%, 05/02/29	315	301,641
4.50%, 12/15/28	20	19,768
Aon Corp./Aon Global Holdings PLC, 2.85%,
05/28/27	425	404,368
Aon Global Ltd., 3.88%, 12/15/25	295	291,048
Aon North America Inc.
5.13%, 03/01/27	235	237,481
5.15%, 03/01/29	330	335,150
Argentum Netherlands BV for Swiss Re Ltd., 5.75%,
08/15/50, (3-mo. LIBOR US + 3.593%)(a)(d)	400	397,089
Assurant Inc., 4.90%, 03/27/28	120	119,144
Assured Guaranty U.S. Holdings Inc., 6.13%,
09/15/28	115	120,175
AssuredPartners Inc., 5.63%, 01/15/29(b)	175	166,677
Athene Global Funding
1.45%, 01/08/26(b)	300	284,433
1.61%, 06/29/26(b)	260	243,905
1.73%, 10/02/26(b)	320	298,480
1.99%, 08/19/28(b)	240	212,499
2.50%, 03/24/28(b)	200	182,158
2.72%, 01/07/29(b)	100	90,754
2.95%, 11/12/26(b)	80	76,221
5.34%, 01/15/27(b)	25	25,214
5.35%, 07/09/27(b)	100	100,831
5.52%, 03/25/27(b)	150	151,895
5.58%, 01/09/29(b)	350	356,912
5.62%, 05/08/26(b)	75	75,676
Athene Holding Ltd., 4.13%, 01/12/28	700	683,329
AXA SA, 5.13%, 01/17/47,
(1-day SOFR + 4.145%)(a)(d)	200	197,537
Axis Specialty Finance PLC, 4.00%, 12/06/27	105	101,649
Berkshire Hathaway Finance Corp., 2.30%,
03/15/27	725	687,951
Berkshire Hathaway Inc., 3.13%, 03/15/26	559	547,321
Brighthouse Financial Global Funding
1.55%, 05/24/26(b)	354	331,559

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
2.00%, 06/28/28(b)	$100	$88,371
5.55%, 04/09/27(b)	200	201,409
5.65%, 06/10/29(b)	125	127,303
Brighthouse Financial Inc., 3.70%, 06/22/27	220	211,394
BroadStreet Partners Inc., 5.88%, 04/15/29(b)	225	216,976
China Life Insurance Overseas Co. Ltd./Hong Kong,
5.35%, 08/15/33, (5-year CMT + 1.232%)(a)(d)	400	407,387
China Taiping Insurance Holdings Co. Ltd., 6.40%,
(5-year CMT + 2.072%)(a)(d)(f)	800	834,572
Chubb INA Holdings LLC
3.35%, 05/03/26	395	385,222
4.65%, 08/15/29	200	200,697
Cincinnati Financial Corp., 6.92%, 05/15/28	105	112,812
Cloverie PLC for Zurich Insurance Co. Ltd., 5.63%,
06/24/46, (3-mo. LIBOR US + 4.918%)(a)(d)	200	198,738
CNA Financial Corp.
3.45%, 08/15/27	130	124,945
3.90%, 05/01/29	105	101,141
4.50%, 03/01/26	200	198,601
CNO Financial Group Inc., 5.25%, 05/30/29	100	98,422
CNO Global Funding
1.75%, 10/07/26(b)	300	278,049
2.65%, 01/06/29(b)	185	165,386
5.88%, 06/04/27(b)	215	218,399
Corebridge Financial Inc.
3.65%, 04/05/27	590	571,959
3.85%, 04/05/29	300	286,222
6.88%, 12/15/52, (5-year CMT + 3.846%)(a)	355	360,503
Corebridge Global Funding
0.90%, 09/22/25(b)	255	243,082
5.20%, 01/12/29(b)	100	101,304
5.20%, 06/24/29(b)	100	101,715
5.35%, 06/24/26(b)	100	100,899
5.75%, 07/02/26(b)	240	242,976
5.90%, 09/19/28(b)	120	124,300
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%,
(3-mo. LIBOR US + 3.660%)(a)(b)(f)	915	882,880
Enstar Finance LLC
5.50%, 01/15/42, (5-year CMT + 4.006%)(a)	165	147,560
5.75%, 09/01/40, (5-year CMT + 5.468%)(a)	146	140,504
Enstar Group Ltd., 4.95%, 06/01/29	155	150,387
Equitable Financial Life Global Funding
1.00%, 01/09/26(b)	20	18,862
1.30%, 07/12/26(b)	275	256,044
1.70%, 11/12/26(b)	250	232,021
1.80%, 03/08/28(b)	195	175,361
5.45%, 03/03/28(b)	400	405,151
5.50%, 12/02/25(b)	306	307,614
Equitable Holdings Inc., 4.35%, 04/20/28	435	427,156
Essent Group Ltd., 6.25%, 07/01/29	75	76,537
F&G Annuities & Life Inc.
6.50%, 06/04/29	175	177,707
7.40%, 01/13/28	120	125,345
F&G Global Funding
1.75%, 06/30/26(b)	335	312,442
2.00%, 09/20/28(b)	55	47,708
2.30%, 04/11/27(b)	325	298,753
5.88%, 06/10/27(b)	150	151,443
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28	200	199,432
Farmers Exchange Capital, 7.05%, 07/15/28(b)	100	104,266
Fidelity National Financial Inc., 4.50%, 08/15/28	120	118,185
Security	Par (000)	Value

Insurance (continued)
GA Global Funding Trust
1.63%, 01/15/26(b)	$290	$275,296
1.95%, 09/15/28(b)	30	26,808
2.25%, 01/06/27(b)	330	309,170
5.50%, 01/08/29(b)	150	152,525
Global Atlantic Fin Co., 4.70%, 10/15/51,
(5-year CMT + 3.796%)(a)(b)	235	220,321
Globe Life Inc., 4.55%, 09/15/28	205	199,242
Great-West Lifeco Finance 2018 LP, 4.05%,
05/17/28(b)	50	48,683
Great-West Lifeco U.S. Finance 2020 LP, 0.90%,
08/12/25(b)	226	216,398
GTCR AP Finance Inc., 8.00%, 05/15/27(b)	145	145,425
Guardian Life Global Funding
0.88%, 12/10/25(b)	130	123,182
1.25%, 11/19/27(b)	40	35,809
1.40%, 07/06/27(b)	50	45,588
3.25%, 03/29/27(b)	325	313,200
5.55%, 10/28/27(b)	470	482,069
5.74%, 10/02/28(b)	100	104,621
Guoren Property & Casualty Insurance Co. Ltd.,
3.35%, 06/01/26(d)	200	189,992
Hanwha Life Insurance Co. Ltd., 3.38%, 02/04/32,
(5-year CMT + 1.850%)(d)	200	190,152
High Street Funding Trust I, 4.11%, 02/15/28(b)	165	157,981
Horace Mann Educators Corp., 7.25%, 09/15/28	75	80,608
Jackson Financial Inc., 5.17%, 06/08/27	100	100,708
Jackson National Life Global Funding
3.05%, 04/29/26(b)	25	24,084
3.05%, 06/21/29(b)	100	88,649
5.25%, 04/12/28(b)	150	149,261
5.50%, 01/09/26(b)	245	245,721
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52,
(5-year CMT + 2.887%)(a)(d)	200	200,243
La Mondiale SAM, 5.88%, 01/26/47,
(5-year USD ICE Swap + 4.482%)(a)(d)	200	198,142
Legal & General Group PLC, 5.25%, 03/21/47,
(5-year USD Swap + 3.687%)(a)(d)	600	588,902
Liberty Mutual Group Inc.
4.13%, 12/15/51, (5-year CMT + 3.315%)(a)(b)	175	164,101
4.57%, 02/01/29(b)	400	396,758
Lincoln National Corp.
3.63%, 12/12/26	95	92,188
3.80%, 03/01/28	115	111,210
Loews Corp., 3.75%, 04/01/26	239	234,861
Manulife Financial Corp.
2.48%, 05/19/27	5	4,699
4.06%, 02/24/32,
(5-year USD ICE Swap + 1.647%)(a)	337	327,276
4.15%, 03/04/26	373	368,678
Marsh & McLennan Companies Inc.
3.75%, 03/14/26	50	49,183
4.38%, 03/15/29	545	541,556
MassMutual Global Funding II
1.20%, 07/16/26(b)	60	56,094
4.15%, 08/26/25(b)	228	226,016
4.50%, 04/10/26(b)	235	234,031
4.85%, 01/17/29(b)	200	201,979
5.05%, 12/07/27(b)	440	446,055
5.05%, 06/14/28(b)	205	208,225
5.10%, 04/09/27(b)	200	202,717

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.15%, 05/30/29(b)	$200	$204,376
Meiji Yasuda Life Insurance Co., 5.10%, 04/26/48,
(5-year USD ICE Swap + 3.150%)(a)(b)	590	582,094
Mercury General Corp., 4.40%, 03/15/27	45	43,964
Met Tower Global Funding
1.25%, 09/14/26(b)	355	329,808
4.85%, 01/16/27(b)	150	150,695
5.25%, 04/12/29(b)	185	189,327
5.40%, 06/20/26(b)	165	166,663
Metropolitan Life Global Funding I
4.05%, 08/25/25(b)	190	188,186
4.40%, 06/30/27(b)	440	437,241
4.85%, 01/08/29(b)	350	353,067
5.00%, 01/06/26(b)	310	310,679
5.05%, 06/11/27(b)	150	151,729
5.05%, 01/06/28(b)	420	425,228
5.40%, 09/12/28(b)	185	189,947
MGIC Investment Corp., 5.25%, 08/15/28	235	231,088
Muang Thai Life Assurance PCL, 3.55%, 01/27/37,
(10-year CMT + 2.400%)(a)(d)	200	190,559
Mutual of Omaha Companies Global Funding
5.35%, 04/09/27(b)	80	80,784
5.45%, 12/12/28(b)	90	91,896
Mutual of Omaha Cos Global Funding, 5.80%,
07/27/26(b)	100	101,197
New York Life Global Funding
0.85%, 01/15/26(b)	250	236,455
1.15%, 06/09/26(b)	390	365,235
3.00%, 01/10/28(b)	375	354,932
3.25%, 04/07/27(b)	425	410,477
3.60%, 08/05/25(b)	182	179,489
4.70%, 04/02/26(b)	380	379,809
4.70%, 01/29/29(b)	250	251,103
4.85%, 01/09/28(b)	405	407,076
4.90%, 04/02/27(b)	155	156,168
4.90%, 06/13/28(b)	110	111,008
5.00%, 06/06/29(b)(c)	100	101,945
5.45%, 09/18/26(b)	145	147,109
Nippon Life Insurance Co., 4.70%, 01/20/46,
(5-year USD ICE Swap + 3.750%)(a)(b)	400	392,915
Northwestern Mutual Global Funding
0.80%, 01/14/26(b)	95	89,827
1.70%, 06/01/28(b)	155	138,888
1.75%, 01/11/27(b)	337	314,969
3.30%, 04/04/29(b)	200	188,361
4.35%, 09/15/27(b)	60	59,470
4.70%, 04/06/26(b)	315	314,272
4.71%, 01/10/29(b)	170	170,982
4.90%, 06/12/28(b)	120	120,954
5.07%, 03/25/27(b)	220	222,741
Old Republic International Corp., 3.88%, 08/26/26	90	87,926
Pacific Life Global Funding II
1.38%, 04/14/26(b)	245	231,310
1.60%, 09/21/28(b)	10	8,827
4.90%, 01/11/29(b)	85	85,602
5.50%, 08/28/26(b)	100	101,505
5.50%, 07/18/28(b)	570	584,898
Phoenix Group Holdings PLC, 4.75%, 09/04/31,
(5-year CMT + 4.276%)(a)(d)	200	194,403
Pricoa Global Funding I
1.20%, 09/01/26(b)	505	470,423
Security	Par (000)	Value

Insurance (continued)
4.20%, 08/28/25(b)	$170	$168,425
5.10%, 05/30/28(b)	500	507,783
5.55%, 08/28/26(b)	150	152,315
Principal Life Global Funding II
0.88%, 01/12/26(b)	300	282,958
1.25%, 08/16/26(b)	315	292,526
1.50%, 11/17/26(b)	275	255,862
3.00%, 04/18/26(b)	305	295,368
5.00%, 01/16/27(b)	110	110,642
5.10%, 01/25/29(b)	130	131,465
5.50%, 06/28/28(b)(c)	265	269,098
Progressive Corp. (The)
2.45%, 01/15/27	5	4,746
2.50%, 03/15/27	310	293,665
4.00%, 03/01/29	200	195,178
Protective Life Global Funding
1.30%, 09/20/26(b)	210	195,038
1.62%, 04/15/26(b)	260	246,055
4.71%, 07/06/27(b)	260	260,175
4.99%, 01/12/27(b)	150	150,720
5.21%, 04/14/26(b)	225	226,152
5.37%, 01/06/26(b)	310	311,698
5.47%, 12/08/28(b)	150	153,975
Prudential Financial Inc.
3.88%, 03/27/28	465	452,965
4.50%, 09/15/47, (3-mo. LIBOR US + 2.380%)(a)	165	157,110
5.70%, 09/15/48, (3-mo. LIBOR US + 2.665%)(a)	125	122,716
Prudential Funding Asia PLC, 2.95%, 11/03/33,
(5-year CMT + 1.517%)(a)(d)	200	180,138
Reinsurance Group of America Inc.
3.90%, 05/15/29	200	191,293
3.95%, 09/15/26	5	4,899
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	325	298,715
2.75%, 01/21/27(b)	100	93,741
RenaissanceRe Finance Inc., 3.45%, 07/01/27	10	9,602
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	105	99,151
RGA Global Funding
2.00%, 11/30/26(b)	15	14,014
2.70%, 01/18/29(b)	200	183,130
5.45%, 05/24/29(b)	225	230,185
6.00%, 11/21/28(b)	100	104,536
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(b)	200	192,138
Sammons Financial Group Inc., 4.45%, 05/12/27(b)	50	48,735
SBL Holdings Inc., 5.13%, 11/13/26(b)	192	187,421
SiriusPoint Ltd., 7.00%, 04/05/29	105	109,438
Sumitomo Life Insurance Co., 4.00%, 09/14/77,
(3-mo. LIBOR US + 2.993%)(a)(b)(c)	565	535,787
Sunshine Life Insurance Corp. Ltd., 4.50%,
04/20/26(d)	200	194,352
Swiss Re Finance Luxembourg SA, 5.00%,
04/02/49, (5-year CMT + 3.582%)(a)(b)	200	194,126
Tongyang Life Insurance Co. Ltd., 5.25%,
(5-year CMT + 4.981%)(a)(d)(f)	200	196,944
Trinity Acquisition PLC, 4.40%, 03/15/26	160	158,107
Unum Group, 4.00%, 06/15/29	100	96,151
Willis North America Inc.
4.50%, 09/15/28	200	196,890
4.65%, 06/15/27	467	464,133

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Willow No. 2 Ireland PLC for Zurich Insurance Co.
Ltd., 4.25%, 10/01/45,
(3-mo. LIBOR US + 3.177%)(a)(d)	$400	$389,767
ZhongAn Online P&C Insurance Co. Ltd., 3.50%,
03/08/26(d)	200	192,443
		52,927,471
Internet — 0.5%
Acuris Finance U.S. Inc./Acuris Finance SARL,
5.00%, 05/01/28(b)	120	106,735
Alibaba Group Holding Ltd., 3.40%, 12/06/27	965	925,361
Alphabet Inc.
0.45%, 08/15/25	361	345,746
0.80%, 08/15/27	290	262,285
2.00%, 08/15/26	200	190,670
Amazon.com Inc.
1.00%, 05/12/26	981	923,380
1.20%, 06/03/27	547	501,038
1.65%, 05/12/28	60	54,331
3.15%, 08/22/27	1,260	1,214,056
3.30%, 04/13/27	783	760,915
3.45%, 04/13/29	500	483,355
4.55%, 12/01/27	775	779,384
4.60%, 12/01/25	450	450,019
5.20%, 12/03/25	357	359,227
ANGI Group LLC, 3.88%, 08/15/28(b)	170	148,006
Arches Buyer Inc.
4.25%, 06/01/28(b)	315	280,862
6.13%, 12/01/28(b)	160	132,796
Baidu Inc.
1.63%, 02/23/27	200	185,176
1.72%, 04/09/26	205	194,524
3.63%, 07/06/27	50	48,585
4.38%, 03/29/28	200	198,052
Booking Holdings Inc.
3.55%, 03/15/28	100	96,706
3.60%, 06/01/26	45	44,163
Cablevision Lightpath LLC
3.88%, 09/15/27(b)	165	150,870
5.63%, 09/15/28(b)	130	110,303
Cars.com Inc., 6.38%, 11/01/28(b)	120	117,995
Cogent Communications Group Inc.
3.50%, 05/01/26(b)	195	187,526
7.00%, 06/15/27(b)	170	171,452
Cogent Communications Group Inc./Cogent
Communications Finance Inc., 7.00%,
06/15/27(b)	105	105,914
eBay Inc.
1.40%, 05/10/26	377	354,454
3.60%, 06/05/27	161	156,232
Expedia Group Inc.
3.80%, 02/15/28	365	352,416
4.63%, 08/01/27	276	274,522
5.00%, 02/15/26	210	209,982
Gen Digital Inc., 6.75%, 09/30/27(b)	320	325,337
Getty Images Inc., 9.75%, 03/01/27(b)(c)	110	109,942
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(b)	250	227,352
5.25%, 12/01/27(b)	225	221,634
GrubHub Holdings Inc., 5.50%, 07/01/27(b)	165	152,091
ION Trading Technologies SARL
5.75%, 05/15/28(b)	150	139,547
Security	Par (000)	Value

Internet (continued)
9.50%, 05/30/29(b)	$200	$207,787
JD.com Inc., 3.88%, 04/29/26	245	240,399
Match Group Holdings II LLC
4.63%, 06/01/28(b)	143	136,370
5.00%, 12/15/27(b)	185	180,039
5.63%, 02/15/29(b)(c)	100	97,310
Meituan, 2.13%, 10/28/25(d)	400	385,109
Meta Platforms Inc.
3.50%, 08/15/27	740	720,452
4.60%, 05/15/28	325	327,828
Millennium Escrow Corp., 6.63%, 08/01/26(b)(c)	240	125,689
NAVER Corp., 1.50%, 03/29/26(d)	400	377,949
Netflix Inc.
4.38%, 11/15/26	438	435,174
4.88%, 04/15/28	574	579,070
5.88%, 11/15/28	585	613,985
6.38%, 05/15/29	200	214,901
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(b)(c)	215	147,877
11.75%, 10/15/28(b)	155	156,510
Prosus NV
3.26%, 01/19/27(d)	400	377,200
4.85%, 07/06/27(d)	200	195,157
Rakuten Group Inc.
5.13%, (5-year CMT + 4.578%)(a)(b)(f)	245	222,459
9.75%, 04/15/29(b)	575	608,538
11.25%, 02/15/27(b)	555	599,802
Tencent Holdings Ltd.
1.81%, 01/26/26(d)	600	574,111
3.58%, 04/11/26(c)(d)	200	195,798
3.60%, 01/19/28(d)	600	579,693
3.98%, 04/11/29(d)	800	775,778
Tencent Music Entertainment Group, 1.38%,
09/03/25	230	220,952
Uber Technologies Inc.
6.25%, 01/15/28(b)	175	176,556
7.50%, 09/15/27(b)	380	387,341
8.00%, 11/01/26(b)	465	467,345
VeriSign Inc., 4.75%, 07/15/27	95	94,046
		22,474,166
Iron & Steel — 0.2%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28(d)	400	400,678
Algoma Steel Inc., 9.13%, 04/15/29(b)	110	109,752
Allegheny Ludlum LLC, 6.95%, 12/15/25	55	55,900
ArcelorMittal SA
4.55%, 03/11/26	222	219,682
6.55%, 11/29/27	477	498,468
ATI Inc., 5.88%, 12/01/27	150	148,781
Baffinland Iron Mines Corp./Baffinland Iron
Mines LP, 8.75%, 07/15/26(b)	180	161,755
Carpenter Technology Corp., 6.38%, 07/15/28	135	135,675
Cleveland-Cliffs Inc.
4.63%, 03/01/29(b)(c)	125	118,350
5.88%, 06/01/27	175	174,964
CSN Inova Ventures, 6.75%, 01/28/28(d)	400	385,107
Eregli Demir ve Celik Fabrikalari TAS, 8.38%,
07/23/29(b)	200	201,632
Gerdau Trade Inc., 4.88%, 10/24/27(d)	200	198,644
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(b)	100	103,265
Krakatau Posco PT, 6.38%, 06/11/29(d)	200	204,665

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
Mineral Resources Ltd.
8.00%, 11/01/27(b)	$200	$204,951
8.13%, 05/01/27(b)	200	202,680
9.25%, 10/01/28(b)	385	408,691
Nucor Corp.
3.95%, 05/01/28	20	19,560
4.30%, 05/23/27	280	277,522
Periama Holdings LLC/DE, 5.95%, 04/19/26(d)	400	397,533
POSCO
4.38%, 08/04/25(d)	400	396,709
4.50%, 08/04/27(d)	204	201,413
5.75%, 01/17/28(d)	385	393,990
Reliance Inc., 1.30%, 08/15/25	277	265,436
Steel Dynamics Inc.
1.65%, 10/15/27	15	13,599
5.00%, 12/15/26	25	24,954
TMS International Corp./DE, 6.25%, 04/15/29(b)	100	92,827
U.S. Steel Corp., 6.88%, 03/01/29	150	150,944
Usiminas International SARL, 5.88%, 07/18/26(d)	200	196,605
		6,364,732
Leisure Time — 0.3%
Acushnet Co., 7.38%, 10/15/28(b)	130	135,593
Brunswick Corp./DE, 5.85%, 03/18/29	120	121,876
Carnival Corp.
4.00%, 08/01/28(b)	795	752,200
5.75%, 03/01/27(b)	1,000	995,056
6.00%, 05/01/29(b)	600	598,271
6.65%, 01/15/28	63	63,419
7.63%, 03/01/26(b)	425	428,946
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28(b)	615	664,919
Carnival PLC, 7.88%, 06/01/27	70	74,067
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27(b)	135	128,163
5.95%, 06/11/29(b)	125	126,821
6.50%, 03/10/28(b)(c)	180	185,956
Life Time Inc.
5.75%, 01/15/26(b)	304	302,812
8.00%, 04/15/26(b)	182	184,575
Lindblad Expeditions Holdings Inc., 9.00%,
05/15/28(b)	100	103,961
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)	145	144,742
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)	150	142,583
NCL Corp. Ltd.
5.88%, 03/15/26(b)	452	449,893
5.88%, 02/15/27(b)	330	328,165
7.75%, 02/15/29(b)(c)	175	184,181
8.13%, 01/15/29(b)	250	265,570
8.38%, 02/01/28(b)	195	205,300
NCL Finance Ltd., 6.13%, 03/15/28(b)	190	190,060
Polaris Inc., 6.95%, 03/15/29	150	159,412
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	170	160,086
4.25%, 07/01/26(b)	220	214,221
5.38%, 07/15/27(b)	330	328,313
5.50%, 08/31/26(b)	330	328,520
5.50%, 04/01/28(b)	470	468,216
7.50%, 10/15/27	105	110,940
8.25%, 01/15/29(b)	335	354,477
9.25%, 01/15/29(b)	325	347,474
Security	Par (000)	Value

Leisure Time (continued)
Sabre GLBL Inc.
8.63%, 06/01/27(b)	$285	$266,186
11.25%, 12/15/27(b)	180	177,788
Sunny Express Enterprises Corp., 2.95%,
03/01/27(d)	200	192,042
Viking Cruises Ltd.
5.88%, 09/15/27(b)	270	268,478
7.00%, 02/15/29(b)	160	161,601
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29(b)	100	98,667
VOC Escrow Ltd., 5.00%, 02/15/28(b)	245	239,036
		10,652,586
Lodging — 0.3%
Boyd Gaming Corp., 4.75%, 12/01/27	355	345,140
Fortune Star BVI Ltd.
5.00%, 05/18/26(d)	400	372,333
5.95%, 10/19/25(d)	200	193,398
Full House Resorts Inc., 8.25%, 02/15/28(b)	140	137,763
Genting New York LLC/GENNY Capital Inc., 3.30%,
02/15/26(b)	205	197,196
Gohl Capital Ltd., 4.25%, 01/24/27(d)	400	387,931
Hilton Domestic Operating Co. Inc.
3.75%, 05/01/29(b)	100	92,631
5.75%, 05/01/28(b)	155	154,841
5.88%, 04/01/29(b)	165	166,494
Hilton Grand Vacations Borrower Escrow LLC/Hilton
Grand Vacations Borrower Esc, 5.00%,
06/01/29(b)	250	235,050
Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp., 4.88%, 04/01/27	215	212,232
Hyatt Hotels Corp.
4.38%, 09/15/28	120	117,560
4.85%, 03/15/26	193	192,232
5.25%, 06/30/29	140	141,438
5.75%, 01/30/27	35	35,594
Las Vegas Sands Corp.
3.50%, 08/18/26	355	342,708
5.90%, 06/01/27	75	76,187
Marriott International Inc./MD
3.75%, 10/01/25	102	100,474
4.88%, 05/15/29	95	95,585
4.90%, 04/15/29	240	241,438
5.00%, 10/15/27	760	766,642
5.45%, 09/15/26	50	50,673
5.55%, 10/15/28	190	195,915
Series AA, 4.65%, 12/01/28	15	14,926
Series R, 3.13%, 06/15/26	65	62,934
Series X, 4.00%, 04/15/28	25	24,368
Marriott Ownership Resorts Inc.
4.50%, 06/15/29(b)	50	46,493
4.75%, 01/15/28	120	114,436
Melco Resorts Finance Ltd.
4.88%, 06/06/25(d)	355	349,311
5.25%, 04/26/26(d)	200	193,649
5.75%, 07/21/28(b)	250	234,915
MGM China Holdings Ltd.
4.75%, 02/01/27(b)	260	248,238
5.25%, 06/18/25(b)	175	173,096
5.88%, 05/15/26(b)	235	232,681
MGM Resorts International
4.63%, 09/01/26	135	132,291

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
4.75%, 10/15/28	$270	$259,534
5.50%, 04/15/27	214	212,297
Minor International PCL, 2.70%,
(5-year CMT + 7.918%)(a)(d)(f)	200	190,441
Sands China Ltd.
2.30%, 03/08/27	250	229,577
2.85%, 03/08/29	200	176,924
3.80%, 01/08/26	270	262,548
5.13%, 08/08/25	586	582,452
5.40%, 08/08/28	460	454,733
Station Casinos LLC, 4.50%, 02/15/28(b)	230	218,476
Studio City Co. Ltd., 7.00%, 02/15/27(b)	150	150,135
Studio City Finance Ltd.
5.00%, 01/15/29(b)	350	310,603
6.50%, 01/15/28(b)	160	153,116
Travel & Leisure Co.
6.00%, 04/01/27	135	135,414
6.60%, 10/01/25	133	133,968
6.63%, 07/31/26(b)	230	232,216
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28(b)	175	165,159
Wynn Las Vegas LLC/Wynn Las Vegas Capital
Corp., 5.25%, 05/15/27(b)	318	311,534
Wynn Macau Ltd.
5.50%, 01/15/26(b)	330	324,287
5.50%, 10/01/27(b)	245	234,339
5.63%, 08/26/28(b)	450	426,059
		11,842,605
Machinery — 0.4%
ABB Finance USA Inc., 3.80%, 04/03/28	10	9,877
AGCO Corp., 5.45%, 03/21/27	175	177,307
ATS Corp., 4.13%, 12/15/28(b)	100	92,595
BWX Technologies Inc.
4.13%, 06/30/28(b)	125	118,882
4.13%, 04/15/29(b)	125	117,779
Caterpillar Financial Services Corp.
0.80%, 11/13/25	469	446,608
0.90%, 03/02/26	70	66,012
1.15%, 09/14/26	269	250,514
1.70%, 01/08/27	285	266,565
2.40%, 08/09/26	20	19,148
3.60%, 08/12/27	470	458,238
3.65%, 08/12/25	240	236,932
4.35%, 05/15/26	485	482,723
4.50%, 01/08/27	125	125,023
4.80%, 01/06/26	435	435,813
4.85%, 02/27/29	150	152,534
5.00%, 05/14/27	125	126,706
5.05%, 02/27/26	215	216,292
5.15%, 08/11/25	245	245,553
CNH Industrial Capital LLC
1.45%, 07/15/26	275	257,494
1.88%, 01/15/26	200	191,318
4.55%, 04/10/28	285	282,535
5.10%, 04/20/29	150	151,713
5.45%, 10/14/25	276	277,112
5.50%, 01/12/29	110	112,862
CNH Industrial NV, 3.85%, 11/15/27	35	33,950
Dover Corp., 3.15%, 11/15/25	65	63,535
Esab Corp., 6.25%, 04/15/29(b)	65	65,903
GrafTech Finance Inc., 4.63%, 12/15/28(b)	160	112,260
Security	Par (000)	Value

Machinery (continued)
GrafTech Global Enterprises Inc., 9.88%,
12/15/28(b)	$140	$108,668
Husky Injection Molding Systems Ltd./Titan
Co-Borrower LLC, 9.00%, 02/15/29(b)	340	350,132
Ingersoll Rand Inc.
5.18%, 06/15/29	145	147,581
5.20%, 06/15/27	160	162,089
5.40%, 08/14/28	155	158,726
John Deere Capital Corp.
0.70%, 01/15/26	596	562,827
1.05%, 06/17/26	520	486,835
1.30%, 10/13/26	315	293,602
1.50%, 03/06/28	20	18,016
1.70%, 01/11/27	15	14,014
1.75%, 03/09/27	70	65,217
2.25%, 09/14/26	50	47,671
2.35%, 03/08/27	390	369,300
2.65%, 06/10/26	5	4,824
2.80%, 07/18/29	150	138,911
3.05%, 01/06/28	15	14,390
3.35%, 04/18/29	200	191,163
3.40%, 09/11/25	45	44,284
3.45%, 03/07/29	100	95,733
4.05%, 09/08/25	365	361,865
4.15%, 09/15/27	420	416,159
4.50%, 01/08/27	210	210,172
4.50%, 01/16/29	295	295,268
4.75%, 06/08/26	230	230,565
4.75%, 01/20/28	500	504,374
4.80%, 01/09/26	350	350,506
4.85%, 03/05/27	140	141,037
4.85%, 06/11/29	200	202,964
4.90%, 06/11/27	200	202,071
4.90%, 03/03/28	76	77,048
4.95%, 03/06/26	130	130,642
4.95%, 07/14/28	590	600,141
5.15%, 09/08/26	100	101,033
5.30%, 09/08/25	160	160,794
Manitowoc Co. Inc. (The), 9.00%, 04/01/26(b)	110	110,151
Maxim Crane Works Holdings Capital LLC, 11.50%,
09/01/28(b)	158	163,028
Mueller Water Products Inc., 4.00%, 06/15/29(b)	135	126,012
Nordson Corp., 5.60%, 09/15/28	65	66,850
nVent Finance SARL, 4.55%, 04/15/28	205	202,142
Oshkosh Corp., 4.60%, 05/15/28	25	24,731
Otis Worldwide Corp.
2.29%, 04/05/27	95	89,202
5.25%, 08/16/28	230	234,494
Rockwell Automation Inc., 3.50%, 03/01/29	100	95,987
Terex Corp., 5.00%, 05/15/29(b)	175	168,233
TK Elevator Holdco GmbH, 7.63%, 07/15/28(b)	150	149,726
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(b)	525	514,359
Vertiv Group Corp., 4.13%, 11/15/28(b)	275	260,763
Weir Group PLC (The), 2.20%, 05/13/26(b)	295	279,315
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	346	334,830
4.70%, 09/15/28	349	347,153
Xylem Inc./New York
1.95%, 01/30/28	105	95,839
3.25%, 11/01/26	10	9,679
		16,124,899

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing — 0.2%
3M Co.
2.25%, 09/19/26	$62	$58,818
2.88%, 10/15/27	405	383,443
3.00%, 08/07/25	137	134,423
3.38%, 03/01/29	200	189,499
3.63%, 09/14/28	210	201,880
Amsted Industries Inc., 5.63%, 07/01/27(b)	155	152,537
Calderys Financing LLC, 11.25%, 06/01/28(b)	175	187,344
Carlisle Companies Inc., 3.75%, 12/01/27	210	203,023
Eaton Corp.
3.10%, 09/15/27	255	244,442
4.35%, 05/18/28	110	109,661
Enpro Inc., 5.75%, 10/15/26	110	110,074
FXI Holdings Inc.
12.25%, 11/15/26(b)(c)	158	157,371
12.25%, 11/15/26(b)	245	243,850
Hillenbrand Inc.
5.00%, 09/15/26	145	143,238
6.25%, 02/15/29	140	141,765
Illinois Tool Works Inc., 2.65%, 11/15/26	183	176,095
LSB Industries Inc., 6.25%, 10/15/28(b)	151	146,959
Parker-Hannifin Corp.
3.25%, 03/01/27	10	9,649
3.25%, 06/14/29	320	300,228
4.25%, 09/15/27	585	577,104
Pentair Finance SARL, 4.50%, 07/01/29	100	98,241
Siemens Financieringsmaatschappij NV
1.20%, 03/11/26(b)	675	639,431
2.35%, 10/15/26(b)	545	519,243
3.40%, 03/16/27(b)	495	480,799
6.13%, 08/17/26(b)	625	642,956
Sunny Optical Technology Group Co. Ltd., 5.95%,
07/17/26(d)	200	202,204
Teledyne Technologies Inc.
1.60%, 04/01/26	170	160,646
2.25%, 04/01/28	100	91,444
Textron Inc.
3.38%, 03/01/28	25	23,823
3.65%, 03/15/27	165	160,256
Trinity Industries Inc., 7.75%, 07/15/28(b)	152	158,507
		7,048,953
Media — 0.8%
AMC Networks Inc.
4.25%, 02/15/29(c)	310	213,445
10.25%, 01/15/29(b)	275	271,512
Beasley Mezzanine Holdings LLC, 8.63%,
02/01/26(b)	90	53,571
Belo Corp.
7.25%, 09/15/27	90	90,921
7.75%, 06/01/27	88	91,099
Block Communications Inc., 4.88%, 03/01/28(b)(c)	95	86,757
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28(b)	770	733,350
5.13%, 05/01/27(b)	1,050	1,019,753
5.38%, 06/01/29(b)	400	374,160
5.50%, 05/01/26(b)	253	251,603
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29	375	327,565
3.75%, 02/15/28	390	368,692
4.20%, 03/15/28	467	448,560
Security	Par (000)	Value

Media (continued)
5.05%, 03/30/29	$350	$343,010
6.10%, 06/01/29	450	459,722
6.15%, 11/10/26	405	412,242
Comcast Corp.
2.35%, 01/15/27	564	534,798
3.15%, 03/01/26	833	812,992
3.15%, 02/15/28	555	529,372
3.30%, 02/01/27	411	398,382
3.30%, 04/01/27	285	275,858
3.38%, 08/15/25	615	605,031
3.55%, 05/01/28	222	214,046
3.95%, 10/15/25	827	818,318
4.15%, 10/15/28	1,080	1,062,363
4.55%, 01/15/29	305	304,957
5.10%, 06/01/29	305	312,424
5.25%, 11/07/25	195	196,096
5.35%, 11/15/27	216	221,228
Cox Communications Inc.
3.35%, 09/15/26(b)	485	468,713
3.50%, 08/15/27(b)	102	97,961
5.45%, 09/15/28(b)	230	234,735
CSC Holdings LLC
5.38%, 02/01/28(b)	305	241,882
5.50%, 04/15/27(b)	410	342,487
6.50%, 02/01/29(b)	545	419,565
7.50%, 04/01/28(b)	310	173,457
11.25%, 05/15/28(b)	305	276,001
11.75%, 01/31/29(b)	615	555,611
Directv Financing LLC/Directv Financing
Co-Obligor Inc., 5.88%, 08/15/27(b)	1,160	1,117,492
Discovery Communications LLC
3.95%, 03/20/28	435	409,142
4.13%, 05/15/29	200	185,469
4.90%, 03/11/26	225	222,566
DISH DBS Corp.
5.25%, 12/01/26(b)	860	715,296
5.75%, 12/01/28(b)	770	566,213
7.38%, 07/01/28	325	150,304
7.75%, 07/01/26	620	398,558
5.13%, 06/01/29	300	125,807
DISH Network Corp., 11.75%, 11/15/27(b)	1,150	1,149,924
FactSet Research Systems Inc., 2.90%, 03/01/27	215	204,475
Fox Corp., 4.71%, 01/25/29	420	419,448
Gannett Holdings LLC, 6.00%, 11/01/26(b)	101	98,215
GCI LLC, 4.75%, 10/15/28(b)	180	166,949
Gray Television Inc.
7.00%, 05/15/27(b)(c)	237	229,733
10.50%, 07/15/29(b)	375	391,357
iHeartCommunications Inc.
4.75%, 01/15/28(b)	160	99,462
5.25%, 08/15/27(b)	245	160,330
6.38%, 05/01/26	265	224,817
8.38%, 05/01/27(c)	270	109,950
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(b)	210	174,797
6.75%, 10/15/27(b)	390	363,797
McGraw-Hill Education Inc., 5.75%, 08/01/28(b)	265	255,030
Midcontinent Communications/Midcontinent Finance
Corp., 5.38%, 08/15/27(b)	110	107,977
News Corp., 3.88%, 05/15/29(b)	300	278,120

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Nexstar Media Inc.
4.75%, 11/01/28(b)	$330	$303,336
5.63%, 07/15/27(b)	580	562,880
Paramount Global
2.90%, 01/15/27	69	64,814
3.38%, 02/15/28	280	257,537
3.70%, 06/01/28	34	31,396
4.20%, 06/01/29	105	96,630
6.25%, 02/28/57, (3-mo. LIBOR US + 3.899%)(a)	220	192,302
6.38%, 03/30/62, (5-year CMT + 3.999%)(a)	330	303,647
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26(b)	295	236,180
Scripps Escrow II Inc., 3.88%, 01/15/29(b)	160	104,077
Scripps Escrow Inc., 5.88%, 07/15/27(b)(c)	135	93,734
Sinclair Television Group Inc., 5.13%, 02/15/27(b)	100	84,517
Sirius XM Radio Inc.
3.13%, 09/01/26(b)	328	311,597
4.00%, 07/15/28(b)	645	591,968
5.00%, 08/01/27(b)	480	464,511
5.50%, 07/01/29(b)	375	358,771
Sunrise HoldCo IV BV, 5.50%, 01/15/28(b)	150	146,580
TCI Communications Inc.
7.13%, 02/15/28	15	16,189
7.88%, 02/15/26	50	52,268
TEGNA Inc.
4.63%, 03/15/28	320	295,385
4.75%, 03/15/26(b)	185	182,254
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	400	382,429
Townsquare Media Inc., 6.88%, 02/01/26(b)	170	167,630
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	390	369,134
2.95%, 06/15/27	250	239,628
3.00%, 02/13/26	250	243,253
3.15%, 09/17/25	132	129,571
Univision Communications Inc.
4.50%, 05/01/29(b)	335	292,991
6.63%, 06/01/27(b)	505	502,519
8.00%, 08/15/28(b)	470	472,549
Urban One Inc., 7.38%, 02/01/28(b)	225	171,802
Videotron Ltd.
3.63%, 06/15/29(b)	100	92,934
5.13%, 04/15/27(b)	235	233,438
Virgin Media Secured Finance PLC, 5.50%, 05/15/29(b)	450	418,703
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)	165	154,284
Walt Disney Co. (The)
1.75%, 01/13/26	487	466,523
2.20%, 01/13/28	500	464,118
3.38%, 11/15/26	105	102,104
3.70%, 10/15/25	260	256,654
3.70%, 03/23/27	150	147,015
Ziggo Bond Co. BV, 6.00%, 01/15/27(b)	200	198,877
		33,224,196
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%,
09/30/27(b)	120	117,462
Park-Ohio Industries Inc., 6.63%, 04/15/27	130	124,497
Security	Par (000)	Value

Metal Fabricate & Hardware (continued)
Timken Co. (The), 4.50%, 12/15/28	$115	$112,704
		354,663
Mining — 0.3%
Alcoa Nederland Holding BV
4.13%, 03/31/29(b)	50	46,737
5.50%, 12/15/27(b)	250	246,862
6.13%, 05/15/28(b)	175	175,251
Anglo American Capital PLC
4.50%, 03/15/28(b)	390	383,775
4.75%, 04/10/27(b)	235	233,312
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/28	200	182,206
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	449	451,343
4.88%, 02/27/26	380	380,299
5.10%, 09/08/28	360	366,630
5.25%, 09/08/26	370	374,046
6.42%, 03/01/26	35	35,851
Chalco Hong Kong Investment Co. Ltd., 2.10%, 07/28/26(d)	300	283,423
Chinalco Capital Holdings Ltd.
2.13%, 06/03/26(d)	400	380,260
2.95%, 02/24/27(d)	200	190,704
Cia. de Minas Buenaventura SAA, 5.50%, 07/23/26(d)	200	194,590
Coeur Mining Inc., 5.13%, 02/15/29(b)(c)	100	93,615
Compass Minerals International Inc., 6.75%, 12/01/27(b)(c)	170	167,190
Constellium SE
3.75%, 04/15/29(b)	250	228,227
5.88%, 02/15/26(b)	100	99,879
Corp. Nacional del Cobre de Chile, 3.63%, 08/01/27(d)	600	572,036
Endeavour Mining PLC, 5.00%, 10/14/26(d)	200	190,951
First Quantum Minerals Ltd.
6.88%, 10/15/27(d)	400	393,117
9.38%, 03/01/29(d)	600	631,840
FMG Resources August 2006 Pty. Ltd., 4.50%, 09/15/27(b)	220	210,938
Freeport Indonesia PT, 4.76%, 04/14/27(d)	200	197,825
Freeport-McMoRan Inc.
4.13%, 03/01/28	225	218,284
4.38%, 08/01/28	150	146,589
Glencore Funding LLC
1.63%, 09/01/25(b)	475	457,012
1.63%, 04/27/26(b)	265	250,222
3.88%, 10/27/27(b)	90	87,088
4.00%, 03/27/27(b)	405	395,436
5.34%, 04/04/27(b)	175	176,653
5.37%, 04/04/29(b)	345	349,580
5.40%, 05/08/28(b)	545	552,139
6.13%, 10/06/28(b)	165	171,498
Hecla Mining Co., 7.25%, 02/15/28	165	166,447
Hudbay Minerals Inc.
4.50%, 04/01/26(d)	300	293,607
6.13%, 04/01/29(d)	175	175,050
Indonesia Asahan Aluminium PT/Mineral Industri
Indonesia Persero PT, 6.53%, 11/15/28(d)	200	209,409
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26(b)	95	95,112
Kaiser Aluminum Corp., 4.63%, 03/01/28(b)	170	159,549
Kinross Gold Corp., 4.50%, 07/15/27	80	78,930

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Minmetals Bounteous Finance BVI Ltd., 4.20%, 07/27/26(d)	$200	$197,000
New Gold Inc., 7.50%, 07/15/27(b)	144	145,657
Newcastle Coal Infrastructure Group Pty. Ltd.,
4.40%, 09/29/27(b)(c)	109	105,420
Newmont Corp./Newcrest Finance Pty Ltd., 5.30%, 03/15/26(b)	20	20,109
Novelis Corp., 3.25%, 11/15/26(b)	285	271,302
Perenti Finance Pty Ltd., 6.50%, 10/07/25(b)	94	93,508
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	270	294,692
SDG Finance Ltd., 2.80%, 08/25/26(d)	200	188,438
Stillwater Mining Co., 4.00%, 11/16/26(d)	200	185,167
Vedanta Resources Finance II PLC
9.25%, 04/23/26(d)	200	197,108
13.88%, 12/09/28(d)	504	502,838
Vedanta Resources Ltd., 13.88%, 12/09/28(d)	188	187,055
WE Soda Investments Holding PLC, 9.50%, 10/06/28(d)	400	410,680
		13,492,486
Multi-National — 0.2%
African Development Bank, 4.13%, 02/25/27	610	608,608
Asian Infrastructure Investment Bank (The), 4.13%, 01/18/29	1,060	1,063,932
Corp. Andina de Fomento, 1.63%, 09/23/25	72	69,183
Dexia SA, 4.50%, 03/19/27(b)	550	551,928
International Bank for Reconstruction &
Development, 4.50%, 06/26/28	20	19,967
International Development Association
0.88%, 04/28/26(b)	45	42,325
4.88%, 11/01/28(b)(c)	865	891,973
International Finance Facility for Immunisation Co., 1.00%, 04/21/26(d)	20	18,813
Isdb Trust Services No. 2 SARL
3.21%, 04/28/27(d)	200	193,628
4.60%, 03/14/28(d)	2,300	2,314,459
New Development Bank (The)
0.63%, 09/29/25(d)	500	474,203
1.13%, 04/27/26(d)	500	466,421
		6,715,440
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	366	346,729
3.25%, 02/15/29	230	211,614
3.28%, 12/01/28	165	152,899
4.25%, 04/01/28	230	222,673
Pitney Bowes Inc.
6.88%, 03/15/27(b)	120	118,370
7.25%, 03/15/29(b)	100	94,023
Xerox Holdings Corp.
5.00%, 08/15/25(b)	134	131,569
5.50%, 08/15/28(b)	255	216,845
		1,494,722
Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28(b)	100	96,986
Steelcase Inc., 5.13%, 01/18/29	150	144,767
		241,753
Oil & Gas — 1.3%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)	280	283,888
Security	Par (000)	Value

Oil & Gas (continued)
Aker BP ASA
2.00%, 07/15/26(b)	$310	$292,200
5.60%, 06/13/28(b)	150	152,791
Antero Resources Corp., 7.63%, 02/01/29(b)	165	170,597
Apache Corp., 4.38%, 10/15/28	50	47,963
Ascent Resources Utica Holdings LLC/ARU
Finance Corp.
5.88%, 06/30/29(b)	125	122,477
7.00%, 11/01/26(b)	210	210,242
8.25%, 12/31/28(b)	200	205,322
Athabasca Oil Corp., 9.75%, 11/01/26(b)(c)	73	73,010
Bapco Energies BSCC, 7.50%, 10/25/27(d)	400	412,854
Berry Petroleum Co. LLC, 7.00%, 02/15/26(b)	145	143,515
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/28(d)	385	402,790
BP Capital Markets America Inc.
3.02%, 01/16/27	325	313,412
3.12%, 05/04/26	312	303,484
3.41%, 02/11/26	457	448,123
3.54%, 04/06/27	180	175,483
3.59%, 04/14/27	215	209,707
3.80%, 09/21/25	447	441,899
3.94%, 09/21/28	150	146,191
4.23%, 11/06/28	585	576,815
4.70%, 04/10/29	315	316,325
5.02%, 11/17/27	285	289,028
BP Capital Markets PLC
3.28%, 09/19/27	550	529,717
3.72%, 11/28/28	245	236,743
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(d)	200	196,840
California Resources Corp.
7.13%, 02/01/26(b)	200	200,456
8.25%, 06/15/29(b)	165	168,928
Calumet Specialty Products Partners LP/Calumet
Finance Corp.
8.13%, 01/15/27(b)	120	112,527
9.75%, 07/15/28(b)(c)	100	91,697
Canacol Energy Ltd., 5.75%, 11/24/28(d)	200	100,977
Canadian Natural Resources Ltd., 3.85%, 06/01/27	457	445,182
Cenovus Energy Inc., 4.25%, 04/15/27	265	260,146
Chesapeake Energy Corp.
5.50%, 02/01/26(b)	175	174,093
5.88%, 02/01/29(b)	150	149,200
6.75%, 04/15/29(b)	275	278,022
Chevron Corp.
2.00%, 05/11/27	445	416,982
2.95%, 05/16/26	265	257,663
3.33%, 11/17/25	355	349,471
Chevron USA Inc.
0.69%, 08/12/25	569	545,409
1.02%, 08/12/27	145	131,155
Chord Energy Corp., 6.38%, 06/01/26(b)	155	155,724
Civitas Resources Inc.
5.00%, 10/15/26(b)	152	148,898
8.38%, 07/01/28(b)	440	462,781
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	400	400,764
CNX Resources Corp., 6.00%, 01/15/29(b)	200	198,114
Comstock Resources Inc., 6.75%, 03/01/29(b)	495	479,575
ConocoPhillips Co., 6.95%, 04/15/29	300	329,907

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Continental Resources Inc./OK
2.27%, 11/15/26(b)	$327	$307,125
4.38%, 01/15/28	410	399,905
Coterra Energy Inc.
3.90%, 05/15/27	62	60,315
4.38%, 03/15/29	100	97,351
Crescent Energy Finance LLC, 9.25%, 02/15/28(b)	335	353,763
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25(b)	375	374,883
CVR Energy Inc.
5.75%, 02/15/28(b)	135	127,513
8.50%, 01/15/29(b)	200	203,350
Devon Energy Corp.
5.25%, 10/15/27	135	135,574
5.85%, 12/15/25	335	337,762
5.88%, 06/15/28	25	25,223
Diamondback Energy Inc.
3.25%, 12/01/26	301	291,019
5.20%, 04/18/27	255	257,685
Ecopetrol SA
5.38%, 06/26/26	600	592,348
8.63%, 01/19/29	200	212,190
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28(b)	250	256,291
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28(b)	320	323,051
Energian Israel Finance Ltd.
4.88%, 03/30/26(b)	200	188,975
5.38%, 03/30/28(b)	300	268,275
Eni SpA
4.25%, 05/09/29(b)	300	294,092
Series X-R, 4.75%, 09/12/28(b)	300	299,091
EnQuest PLC, 11.63%, 11/01/27(b)	100	102,009
EOG Resources Inc., 4.15%, 01/15/26	60	59,573
EQT Corp.
3.13%, 05/15/26(b)	214	206,319
3.90%, 10/01/27	485	470,348
5.00%, 01/15/29	110	109,564
5.70%, 04/01/28	45	45,994
Equinor ASA
1.75%, 01/22/26	942	902,596
3.00%, 04/06/27	85	81,793
3.63%, 09/10/28	635	615,438
7.25%, 09/23/27	35	37,736
Exxon Mobil Corp.
2.28%, 08/16/26	217	207,580
3.04%, 03/01/26	717	700,058
3.29%, 03/19/27	401	391,718
Geopark Ltd., 5.50%, 01/17/27(d)	200	187,445
Global Marine Inc., 7.00%, 06/01/28	80	75,334
Greenfire Resources Ltd., 12.00%, 10/01/28(b)	84	90,238
GS Caltex Corp., 4.50%, 01/05/26	200	198,427
Gulfport Energy Corp., 8.00%, 05/17/26	215	218,001
Harbour Energy PLC, 5.50%, 10/15/26(b)	180	177,503
Hess Corp., 4.30%, 04/01/27	417	411,571
HF Sinclair Corp.
5.00%, 02/01/28(b)	150	147,389
5.88%, 04/01/26	343	345,453
6.38%, 04/15/27(b)	165	166,710
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/29(b)	200	197,068
Security	Par (000)	Value

Oil & Gas (continued)
6.25%, 11/01/28(b)	$200	$199,984
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(d)	200	194,217
Ithaca Energy North Sea PLC, 9.00%, 07/15/26(b)	230	233,069
KazMunayGas National Co. JSC, 4.75%, 04/19/27(d)	400	390,500
Korea National Oil Corp., 2.63%, 04/14/26(d)	400	385,505
Kosmos Energy Ltd., 7.13%, 04/04/26(d)	200	197,555
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/29(b)	85	85,840
Leviathan Bond Ltd., 6.50%, 06/30/27(b)	200	187,898
Magnolia Oil & Gas Operating LLC/Magnolia Oil &
Gas Finance Corp., 6.00%, 08/01/26(b)	125	124,740
Marathon Oil Corp.
4.40%, 07/15/27	402	398,815
5.30%, 04/01/29	150	153,389
Marathon Petroleum Corp.
3.80%, 04/01/28	285	275,937
5.13%, 12/15/26	95	95,775
Matador Resources Co., 6.88%, 04/15/28(b)	175	178,387
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(d)	250	263,175
MEG Energy Corp.
5.88%, 02/01/29(b)	200	197,654
7.13%, 02/01/27(b)	65	65,924
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26(b)	250	250,080
10.50%, 05/15/27(b)	145	148,342
Murphy Oil Corp.
5.88%, 12/01/27	165	164,939
6.38%, 07/15/28	150	151,050
Nabors Industries Inc., 7.38%, 05/15/27(b)	240	244,346
Nabors Industries Ltd.
7.25%, 01/15/26(b)	185	188,354
7.50%, 01/15/28(b)	130	127,604
Nogaholding Sukuk Ltd., 5.25%, 04/08/29(d)	200	193,760
Northern Oil & Gas Inc., 8.13%, 03/01/28(b)	223	227,446
Occidental Petroleum Corp.
5.00%, 08/01/27	255	256,148
5.20%, 08/01/29	440	444,187
5.50%, 12/01/25	200	200,618
5.55%, 03/15/26	295	296,643
5.88%, 09/01/25	270	271,088
6.38%, 09/01/28	100	104,468
8.50%, 07/15/27	230	249,274
Oil India International Pte Ltd., 4.00%, 04/21/27(d)	200	194,882
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(d)	200	195,257
OQ SAOC, 5.13%, 05/06/28(d)	200	195,263
Ovintiv Inc.
5.38%, 01/01/26	235	235,217
5.65%, 05/15/28	290	296,149
Parkland Corp., 5.88%, 07/15/27(b)	175	174,640
Patterson-UTI Energy Inc., 3.95%, 02/01/28	210	200,805
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/28	279	273,851
Permian Resources Operating LLC
5.38%, 01/15/26(b)	105	104,661
5.88%, 07/01/29(b)	200	198,898
7.75%, 02/15/26(b)	110	111,486
8.00%, 04/15/27(b)	190	195,992
Pertamina Persero PT
1.40%, 02/09/26(d)	400	378,517
3.65%, 07/30/29(d)	200	187,734

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Petrobras Global Finance BV
6.00%, 01/27/28	$400	$402,276
7.38%, 01/17/27	200	207,543
Petroleos Mexicanos
4.50%, 01/23/26	350	335,898
5.35%, 02/12/28	600	545,182
6.49%, 01/23/27	570	550,315
6.50%, 03/13/27	1,390	1,338,447
6.50%, 01/23/29	400	365,779
6.88%, 10/16/25	250	249,425
6.88%, 08/04/26	850	839,645
8.75%, 06/02/29	500	496,050
Petron Corp., 5.95%, (5-year CMT + 7.574%)(a)(d)(f)	200	195,838
Petronas Energy Canada Ltd., 2.11%, 03/23/28(d)	200	182,939
Petrorio Luxembourg Holding SARL, 6.13%, 06/09/26(d)	200	197,878
Phillips 66
1.30%, 02/15/26	225	212,879
3.90%, 03/15/28	35	34,017
Phillips 66 Co.
3.55%, 10/01/26	148	144,128
3.75%, 03/01/28	25	24,173
4.95%, 12/01/27	240	241,943
Pioneer Natural Resources Co.
1.13%, 01/15/26	315	299,243
5.10%, 03/29/26	405	407,132
Precision Drilling Corp.
6.88%, 01/15/29(b)	125	125,122
7.13%, 01/15/26(b)(c)	110	109,908
PTTEP Treasury Center Co. Ltd., 2.59%, 06/10/27(d)	200	188,058
Puma International Financing SA, 7.75%, 04/25/29(b)	200	202,385
Qatar Energy, 1.38%, 09/12/26(d)	600	557,766
Raizen Fuels Finance SA, 5.30%, 01/20/27(d)	200	198,619
Range Resources Corp., 8.25%, 01/15/29	200	207,771
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(b)	156	156,595
6.33%, 09/30/27(b)	139	141,232
Reliance Industries Ltd., 3.67%, 11/30/27(d)	250	241,004
SA Global Sukuk Ltd., 1.60%, 06/17/26(d)	600	563,887
Santos Finance Ltd., 5.25%, 03/13/29(d)	300	299,589
Saturn Oil & Gas Inc., 9.63%, 06/15/29(b)	165	169,798
Saudi Arabian Oil Co.
1.63%, 11/24/25(d)	400	382,056
3.50%, 04/16/29(d)	1,000	942,756
SEPLAT Energy PLC, 7.75%, 04/01/26(d)	200	197,665
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29(d)	400	384,054
Shell International Finance BV
2.50%, 09/12/26	530	507,732
2.88%, 05/10/26	287	278,562
3.88%, 11/13/28	415	406,011
SierraCol Energy Andina LLC, 6.00%, 06/15/28(d)	200	179,800
Sinopec Group Overseas Development 2016 Ltd., 2.75%, 09/29/26(d)	600	576,757
Sinopec Group Overseas Development 2018 Ltd. 1.45%, 01/08/26(d)	800	764,744
4.13%, 09/12/25(d)	200	198,271
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)	200	209,190
Security	Par (000)	Value

Oil & Gas (continued)
SM Energy Co.
5.63%, 06/01/25	$125	$124,921
6.50%, 07/15/28	150	149,779
6.63%, 01/15/27	135	135,234
6.75%, 09/15/26	140	140,055
6.75%, 08/01/29(b)	145	145,864
Southwestern Energy Co.
5.38%, 02/01/29	250	245,032
8.38%, 09/15/28	90	92,862
Strathcona Resources Ltd., 6.88%, 08/01/26(b)	170	171,225
Sunoco LP, 7.00%, 05/01/29(b)	50	51,530
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	250	236,440
5.88%, 03/15/28	150	149,402
6.00%, 04/15/27	210	209,822
7.00%, 09/15/28(b)	170	174,912
Talos Production Inc., 9.00%, 02/01/29(b)	195	205,565
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26(d)	400	383,344
TotalEnergies Capital International SA, 3.46%, 02/19/29	360	344,284
TotalEnergies Capital SA, 3.88%, 10/11/28	265	258,475
Transocean Aquila Ltd., 8.00%, 09/30/28(b)	110	112,472
Transocean Inc.
8.00%, 02/01/27(b)	171	171,533
8.25%, 05/15/29(b)	270	275,700
Transocean Poseidon Ltd., 6.88%, 02/01/27(b)	118	117,753
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)	175	182,000
Tullow Oil PLC, 10.25%, 05/15/26(d)	361	347,797
Valero Energy Corp.
2.15%, 09/15/27	165	152,611
3.40%, 09/15/26	60	58,154
4.35%, 06/01/28	30	29,576
Vantage Drilling International Ltd., 9.50%, 02/15/28(b)	40	40,509
Var Energi ASA, 7.50%, 01/15/28(b)	370	393,981
Viper Energy Inc., 5.38%, 11/01/27(b)	150	147,696
W&T Offshore Inc., 11.75%, 02/01/26(b)	100	102,581
Woodside Finance Ltd.
3.70%, 09/15/26(b)	320	310,998
3.70%, 03/15/28(b)	40	38,317
4.50%, 03/04/29(b)	450	442,031
YPF SA, 6.95%, 07/21/27(d)	250	229,694
		56,033,007
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners
Finance Corp.
6.25%, 04/01/28(b)	270	269,570
6.88%, 04/01/27(b)	195	195,843
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
2.06%, 12/15/26	300	282,442
3.34%, 12/15/27	460	441,669
Bristow Group Inc., 6.88%, 03/01/28(b)	125	124,323
Enerflex Ltd., 9.00%, 10/15/27(b)	215	222,526
Halliburton Co., 3.80%, 11/15/25	257	253,468
KCA Deutag UK Finance PLC, 9.88%, 12/01/25(b)	160	161,440
KLX Energy Services Holdings Inc., 11.50%, 11/01/25(b)	85	83,967
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)	260	267,672

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Oceaneering International Inc.
6.00%, 02/01/28	$100	$99,640
6.00%, 02/01/28(c)	65	64,360
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25	242	232,683
Schlumberger Holdings Corp.
4.00%, 12/21/25(b)	335	330,467
4.30%, 05/01/29(b)	200	196,712
5.00%, 05/29/27(b)	175	176,183
Schlumberger Investment SA, 4.50%, 05/15/28	605	605,611
Solaris Midstream Holdings LLC, 7.63%, 04/01/26(b)	160	161,253
USA Compression Partners LP/USA Compression
Finance Corp.
6.88%, 09/01/27	280	281,156
7.13%, 03/15/29(b)	305	310,457
Viridien, 8.75%, 04/01/27(b)	160	154,394
Welltec International ApS, 8.25%, 10/15/26(b)	70	71,666
		4,987,502
Packaging & Containers — 0.3%
Amcor Finance USA Inc.
3.63%, 04/28/26	160	156,034
4.50%, 05/15/28	100	98,578
Amcor Group Finance PLC, 5.45%, 05/23/29	147	149,974
ARD Finance SA, 6.50%, 06/30/27, (7.25% PIK)(b)(e)	290	73,693
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(b)	200	178,142
6.00%, 06/15/27(b)	200	198,667
Ardagh Packaging Finance PLC/Ardagh Holdings
USA Inc.
4.13%, 08/15/26(b)	350	296,530
5.25%, 08/15/27(b)	570	327,989
Ball Corp.
4.88%, 03/15/26	75	73,968
6.00%, 06/15/29	300	303,494
6.88%, 03/15/28	250	256,853
Berry Global Inc.
1.57%, 01/15/26	562	533,860
1.65%, 01/15/27	251	231,741
4.50%, 02/15/26(b)	125	122,215
4.88%, 07/15/26(b)	143	141,280
5.50%, 04/15/28	245	247,912
5.63%, 07/15/27(b)	185	183,238
Brambles USA Inc., 4.13%, 10/23/25(b)	210	207,330
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26(b)	75	74,215
5.38%, 01/15/28(b)	145	140,679
CCL Industries Inc., 3.25%, 10/01/26(b)	5	4,790
Clearwater Paper Corp., 4.75%, 08/15/28(b)	100	94,474
Clydesdale Acquisition Holdings Inc., 6.63%, 04/15/29(b)	150	149,511
Crown Americas LLC/Crown Americas Capital Corp.
V, 4.25%, 09/30/26	155	150,021
Crown Americas LLC/Crown Americas Capital Corp.
VI, 4.75%, 02/01/26	300	295,872
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	111	115,485
Graham Packaging Co. Inc., 7.13%, 08/15/28(b)	170	165,558
Graphic Packaging International LLC
1.51%, 04/15/26(b)	247	231,194
Security	Par (000)	Value

Packaging & Containers (continued)
3.50%, 03/15/28(b)	$145	$135,394
3.50%, 03/01/29(b)	100	90,903
4.75%, 07/15/27(b)	120	117,639
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28(b)	225	221,321
Iris Holdings Inc., 10.00%, 12/15/28(b)(c)	125	106,250
Klabin Austria GmbH, 5.75%, 04/03/29(d)	200	199,112
LABL Inc.
5.88%, 11/01/28(b)	150	138,535
6.75%, 07/15/26(b)	260	258,699
9.50%, 11/01/28(b)	110	111,405
10.50%, 07/15/27(b)(c)	220	214,732
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(b)	875	902,748
9.25%, 04/15/27(b)	435	436,288
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27(b)	200	200,136
Packaging Corp. of America, 3.40%, 12/15/27	150	143,859
Pactiv Evergreen Group Issuer Inc./Pactiv
Evergreen Group Issuer LLC, 4.00%, 10/15/27(b)	340	321,390
Pactiv Evergreen Group Issuer LLC/Pactiv
Evergreen Group Issuer Inc., 4.38%, 10/15/28(b)	120	112,829
Pactiv LLC
7.95%, 12/15/25	80	82,307
8.38%, 04/15/27	60	63,381
Sealed Air Corp.
1.57%, 10/15/26(b)	249	229,857
4.00%, 12/01/27(b)	177	167,950
5.00%, 04/15/29(b)	125	120,897
5.13%, 12/01/24(b)	1	899
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(b)	240	242,039
Silgan Holdings Inc.
1.40%, 04/01/26(b)	217	202,610
4.13%, 02/01/28	190	181,156
Sonoco Products Co., 2.25%, 02/01/27	230	216,119
Trident TPI Holdings Inc., 12.75%, 12/31/28(b)	200	218,768
TriMas Corp., 4.13%, 04/15/29(b)	125	115,516
Trivium Packaging Finance BV
5.50%, 08/15/26(b)	375	367,303
8.50%, 08/15/27(b)	210	205,820
WRKCo Inc.
3.90%, 06/01/28	385	371,941
4.00%, 03/15/28	10	9,714
4.65%, 03/15/26	404	401,146
4.90%, 03/15/29	150	150,731
		12,262,691
Pharmaceuticals — 1.1%
AbbVie Inc.
2.95%, 11/21/26	1,192	1,150,379
3.20%, 05/14/26	585	570,542
4.25%, 11/14/28	505	501,168
4.80%, 03/15/27	705	709,588
4.80%, 03/15/29	775	784,625
AdaptHealth LLC, 6.13%, 08/01/28(b)	125	122,091
Astrazeneca Finance LLC
1.20%, 05/28/26	399	375,059
1.75%, 05/28/28	475	429,448
4.80%, 02/26/27	325	327,228
4.85%, 02/26/29	325	329,610

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.88%, 03/03/28	$345	$349,440
AstraZeneca PLC
0.70%, 04/08/26	582	545,201
3.13%, 06/12/27	100	96,348
3.38%, 11/16/25	783	770,358
4.00%, 01/17/29	300	294,455
Bausch Health Americas Inc.
8.50%, 01/31/27(b)(c)	205	148,886
9.25%, 04/01/26(b)	240	211,781
Bausch Health Companies Inc.
4.88%, 06/01/28(b)	490	377,171
5.00%, 01/30/28(b)(c)	135	74,122
5.00%, 02/15/29(b)	125	61,493
5.50%, 11/01/25(b)	505	473,540
5.75%, 08/15/27(b)	160	131,538
6.13%, 02/01/27(b)	320	271,866
6.25%, 02/15/29(b)	245	129,215
7.00%, 01/15/28(b)	60	34,847
9.00%, 12/15/25(b)	295	266,846
11.00%, 09/30/28(b)	545	509,477
Bayer Corp./New Jersey, 6.65%, 02/15/28(b)	35	36,583
Bayer U.S. Finance II LLC
4.25%, 12/15/25(b)	865	851,628
4.38%, 12/15/28(b)	1,095	1,057,378
Bayer U.S. Finance LLC
6.13%, 11/21/26(b)	220	224,315
6.25%, 01/21/29(b)	335	347,595
Becton Dickinson and Co.
3.70%, 06/06/27	712	692,962
4.69%, 02/13/28	395	394,932
5.08%, 06/07/29	175	177,753
Bristol-Myers Squibb Co.
0.75%, 11/13/25	318	302,231
1.13%, 11/13/27	450	404,204
3.20%, 06/15/26	558	543,320
3.25%, 02/27/27	5	4,852
3.40%, 07/26/29	700	665,671
3.45%, 11/15/27	130	125,670
3.90%, 02/20/28	625	612,638
4.90%, 02/22/27	190	191,696
4.90%, 02/22/29	570	578,979
4.95%, 02/20/26	255	256,201
Cardinal Health Inc.
3.41%, 06/15/27	242	233,048
3.75%, 09/15/25	313	308,412
5.13%, 02/15/29	200	202,626
Cencora Inc., 3.45%, 12/15/27	40	38,403
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28(b)	200	187,436
Cigna Group (The)
1.25%, 03/15/26	185	174,647
3.05%, 10/15/27	35	33,402
3.40%, 03/01/27	569	550,772
4.38%, 10/15/28	1,090	1,075,165
4.50%, 02/25/26	356	353,845
5.00%, 05/15/29	300	303,867
CVS Health Corp.
1.30%, 08/21/27	852	766,080
2.88%, 06/01/26	669	644,217
3.00%, 08/15/26	357	344,042
3.63%, 04/01/27	337	327,163
Security	Par (000)	Value

Pharmaceuticals (continued)
4.30%, 03/25/28	$1,615	$1,583,024
5.00%, 02/20/26	340	339,732
5.00%, 01/30/29	350	351,984
5.40%, 06/01/29	390	397,919
6.25%, 06/01/27	50	51,903
Elanco Animal Health Inc., 6.65%, 08/28/28	250	254,712
Eli Lilly & Co.
3.38%, 03/15/29	300	288,371
4.50%, 02/09/27	300	300,712
4.50%, 02/09/29	400	403,092
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	560	548,515
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	250	238,539
Grifols SA, 4.75%, 10/15/28(b)	230	209,878
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25(b)	97	96,320
HLF Financing SARL LLC/Herbalife
International Inc.
4.88%, 06/01/29(b)	175	119,397
12.25%, 04/15/29(b)	245	245,736
Jazz Securities DAC, 4.38%, 01/15/29(b)	500	470,139
Johnson & Johnson
0.55%, 09/01/25	410	392,360
0.95%, 09/01/27	580	524,465
2.45%, 03/01/26	390	377,965
2.90%, 01/15/28	640	612,829
2.95%, 03/03/27	285	275,945
4.80%, 06/01/29	300	307,469
McKesson Corp.
0.90%, 12/03/25	185	175,491
1.30%, 08/15/26	377	351,937
4.90%, 07/15/28	95	96,125
5.25%, 02/15/26	10	10,001
Mead Johnson Nutrition Co., 4.13%, 11/15/25	270	267,136
Merck & Co. Inc.
0.75%, 02/24/26	450	424,893
1.70%, 06/10/27	355	329,241
1.90%, 12/10/28	330	297,833
3.40%, 03/07/29	500	479,669
4.05%, 05/17/28	160	158,666
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	125	132,611
Mylan Inc., 4.55%, 04/15/28	180	176,578
Novartis Capital Corp.
2.00%, 02/14/27	460	433,677
3.00%, 11/20/25	570	558,496
3.10%, 05/17/27	320	309,290
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(b)	675	634,146
Owens & Minor Inc., 4.50%, 03/31/29(b)	100	87,831
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(b)	155	142,755
Pfizer Inc.
2.75%, 06/03/26	412	398,347
3.00%, 12/15/26	465	449,306
3.45%, 03/15/29	585	563,613
3.60%, 09/15/28	320	311,214
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26	1,000	996,486
4.45%, 05/19/28	1,135	1,132,226
Pharmacia LLC, 6.60%, 12/01/28	200	215,754
PRA Health Sciences Inc., 2.88%, 07/15/26(b)	200	189,590
Sanofi SA, 3.63%, 06/19/28	15	14,679

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	$21	$20,318
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28	450	453,487
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	1,100	1,040,971
4.75%, 05/09/27	300	290,205
6.75%, 03/01/28(c)	400	410,381
Utah Acquisition Sub Inc., 3.95%, 06/15/26	792	776,444
Viatris Inc., 2.30%, 06/22/27	330	305,667
Zoetis Inc.
3.00%, 09/12/27	167	158,547
3.90%, 08/20/28	150	145,802
4.50%, 11/13/25	70	69,575
5.40%, 11/14/25	70	70,370
		44,528,419
Pipelines — 0.8%
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.38%, 06/15/29(b)	200	195,555
5.75%, 03/01/27(b)	230	229,375
5.75%, 01/15/28(b)	220	218,621
Blue Racer Midstream LLC/Blue Racer
Finance Corp.
6.63%, 07/15/26(b)	130	129,877
7.00%, 07/15/29(b)	135	138,715
Boardwalk Pipelines LP
4.45%, 07/15/27	195	192,475
4.80%, 05/03/29	100	99,435
5.95%, 06/01/26	65	65,809
Buckeye Partners LP
3.95%, 12/01/26	200	192,950
4.13%, 12/01/27	155	145,896
4.50%, 03/01/28(b)	175	166,964
6.88%, 07/01/29(b)	105	106,670
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	512	514,759
Cheniere Energy Inc., 4.63%, 10/15/28	430	421,793
Colonial Pipeline Co., 3.75%, 10/01/25(b)	20	19,677
Colorado Interstate Gas Co. LLC/Colorado
Interstate Issuing Corp., 4.15%, 08/15/26(b)	150	147,218
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/28(b)	235	244,017
6.06%, 08/15/26(b)	240	243,573
DCP Midstream Operating LP, 5.63%, 07/15/27	249	254,129
Delek Logistics Partners LP/Delek Logistics
Finance Corp.
7.13%, 06/01/28(b)	130	129,379
8.63%, 03/15/29(b)	245	254,491
DT Midstream Inc., 4.13%, 06/15/29(b)	325	304,014
Enbridge Energy Partners LP, 5.88%, 10/15/25	35	35,262
Enbridge Inc.
1.60%, 10/04/26	287	267,839
3.70%, 07/15/27	150	145,629
4.25%, 12/01/26	125	123,328
5.25%, 04/05/27	130	131,589
5.30%, 04/05/29	285	290,380
5.90%, 11/15/26	270	275,873
6.00%, 11/15/28	195	203,881
Energy Transfer LP
3.90%, 07/15/26	250	244,724
4.00%, 10/01/27	330	321,683
Security	Par (000)	Value

Pipelines (continued)
4.20%, 04/15/27	$300	$294,728
4.40%, 03/15/27	102	100,786
4.75%, 01/15/26	368	366,508
4.95%, 05/15/28	25	25,043
4.95%, 06/15/28	710	712,306
5.25%, 04/15/29	420	426,193
5.25%, 07/01/29	115	116,594
5.50%, 06/01/27	179	181,635
5.55%, 02/15/28	385	393,341
5.63%, 05/01/27(b)	310	310,760
5.95%, 12/01/25	140	141,160
6.00%, 02/01/29(b)	10	10,161
6.05%, 12/01/26	250	256,323
6.10%, 12/01/28	80	83,715
8.00%, 05/15/54, (5-year CMT + 4.020%)(a)	225	239,494
EnLink Midstream LLC
5.38%, 06/01/29	100	99,668
5.63%, 01/15/28(b)	163	163,578
EnLink Midstream Partners LP, 4.85%, 07/15/26	160	158,107
Enterprise Products Operating LLC
3.70%, 02/15/26	182	179,094
3.95%, 02/15/27	35	34,449
4.15%, 10/16/28	135	132,695
4.60%, 01/11/27	175	175,024
5.05%, 01/10/26	375	376,562
5.38%, 02/15/78, (3-mo. SOFR + 2.832%)(a)	175	165,006
Series E, 5.25%, 08/16/77,
(3-mo. SOFR + 3.295%)(a)	535	516,912
EQM Midstream Partners LP
4.13%, 12/01/26	170	165,977
4.50%, 01/15/29(b)	250	239,258
5.50%, 07/15/28	250	248,731
6.38%, 04/01/29(b)	170	173,595
6.50%, 07/01/27(b)	295	300,617
7.50%, 06/01/27(b)	180	184,995
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(b)	205	220,060
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(d)	224	211,566
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	220	223,392
8.00%, 01/15/27	317	324,046
8.25%, 01/15/29	225	234,060
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29	125	124,486
7.00%, 08/01/27	145	146,145
Gray Oak Pipeline LLC, 2.60%, 10/15/25(b)	300	289,942
Gulfstream Natural Gas System LLC
4.60%, 09/15/25(b)	278	275,715
6.19%, 11/01/25(b)	100	100,840
Harvest Midstream I LP, 7.50%, 09/01/28(b)	260	266,037
Hess Midstream Operations LP
5.13%, 06/15/28(b)	165	160,841
5.63%, 02/15/26(b)	238	236,827
6.50%, 06/01/29(b)	170	173,446
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28(b)	175	186,087
Kinder Morgan Inc.
1.75%, 11/15/26	200	186,837
4.30%, 03/01/28	515	507,879
5.00%, 02/01/29	235	236,819

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.10%, 08/01/29	$180	$181,908
Kinetik Holdings LP, 6.63%, 12/15/28(b)	265	270,438
Martin Midstream Partners LP/Martin Midstream
Finance Corp., 11.50%, 02/15/28(b)	120	131,407
Midwest Connector Capital Co. LLC, 4.63%,
04/01/29(b)	200	196,839
MPLX LP
1.75%, 03/01/26	529	502,694
4.00%, 03/15/28	120	116,611
4.13%, 03/01/27	502	493,121
4.25%, 12/01/27	305	299,067
4.80%, 02/15/29	260	259,484
New Fortress Energy Inc.
6.50%, 09/30/26(b)	500	464,692
6.75%, 09/15/25(b)	289	283,658
8.75%, 03/15/29(b)(c)	245	222,160
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/29(b)	310	314,343
NGPL PipeCo LLC, 4.88%, 08/15/27(b)	157	155,596
Northwest Pipeline LLC, 4.00%, 04/01/27	140	137,266
NuStar Logistics LP
5.63%, 04/28/27	190	188,981
5.75%, 10/01/25	222	222,222
6.00%, 06/01/26	170	170,412
ONEOK Inc.
4.00%, 07/13/27	50	48,995
4.35%, 03/15/29	150	146,905
4.55%, 07/15/28	335	331,786
5.00%, 03/01/26	175	174,941
5.55%, 11/01/26	315	319,402
5.65%, 11/01/28	295	304,205
5.85%, 01/15/26	345	348,514
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26	145	143,374
4.65%, 10/15/25	437	434,120
QazaqGaz NC JSC, 4.38%, 09/26/27(d)	200	189,738
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)	165	157,799
Sabal Trail Transmission LLC, 4.25%, 05/01/28(b)	50	48,875
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	565	553,273
5.00%, 03/15/27	567	568,558
5.88%, 06/30/26	476	480,922
Southern Gas Corridor CJSC, 6.88%, 03/24/26(d)	600	605,264
Spectra Energy Partners LP, 3.38%, 10/15/26	220	212,869
Summit Midstream Holdings LLC, 8.63%, 10/31/29(b)	55	56,221
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(b)	240	231,482
6.00%, 03/01/27(b)	140	139,031
7.38%, 02/15/29(b)	255	258,162
Targa Resources Corp.
5.20%, 07/01/27	397	400,911
6.15%, 03/01/29	300	314,461
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	140	138,761
6.50%, 07/15/27	185	187,023
TC PipeLines LP, 3.90%, 05/25/27	43	41,652
Security	Par (000)	Value

Pipelines (continued)
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	$5	$5,248
7.00%, 10/15/28	10	10,740
TransCanada PipeLines Ltd.
4.25%, 05/15/28	525	514,147
4.88%, 01/15/26	140	139,784
6.20%, 03/09/26	115	115,057
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28	20	19,461
7.85%, 02/01/26	405	418,336
TransMontaigne Partners LP/TLP Finance Corp.,
6.13%, 02/15/26	100	98,883
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(d)	160	155,782
Valero Energy Partners LP, 4.50%, 03/15/28	340	335,794
Venture Global LNG Inc.
8.13%, 06/01/28(b)	742	772,166
9.50%, 02/01/29(b)	930	1,034,203
Western Midstream Operating LP
4.50%, 03/01/28	25	24,480
4.65%, 07/01/26	225	222,972
4.75%, 08/15/28	170	167,919
6.35%, 01/15/29	165	172,957
Williams Companies Inc. (The)
3.75%, 06/15/27	547	531,797
4.00%, 09/15/25	345	340,737
4.90%, 03/15/29	180	180,528
5.30%, 08/15/28	260	264,850
5.40%, 03/02/26	290	291,981
		34,799,585
Private Equity — 0.0%
Apollo Management Holdings LP
4.40%, 05/27/26(b)	130	128,670
4.87%, 02/15/29(b)	200	200,588
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29(b)	200	191,275
		520,533
Real Estate — 0.2%
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27(d)	200	205,098
Anywhere Real Estate Group LLC/Realogy
Co-Issuer Corp., 5.75%, 01/15/29(b)	200	137,473
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(d)	400	377,291
Arada Sukuk Ltd., 8.13%, 06/08/27(d)	200	204,065
Aroundtown SA, 5.38%, 03/21/29(d)	200	185,916
Binghatti Sukuk SPC Ltd., 9.63%, 02/28/27(d)	200	203,228
CBRE Services Inc.
4.88%, 03/01/26	235	234,442
5.50%, 04/01/29	100	102,435
Central Plaza Development Ltd., 4.65%, 01/19/26(d)	200	188,707
China Overseas Finance Cayman VII Ltd., 4.75%, 04/26/28(d)	200	196,829
China Overseas Grand Oceans Finance IV Cayman Ltd., 2.45%, 02/09/26(d)	200	184,804
CK Property Finance MTN Ltd., 1.38%, 06/30/26(d)	200	186,430
CoreLogic Inc., 4.50%, 05/01/28(b)	235	216,851
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(b)	195	195,423
Dar Al-Arkan Sukuk Co. Ltd., 8.00%, 02/25/29(d)	200	206,122
Ease Trade Global Ltd., 4.00%, 11/10/25(d)	200	189,895
Emaar Sukuk Ltd., 3.64%, 09/15/26(d)	200	193,294
Esic Sukuk Ltd., 5.83%, 02/14/29(d)	200	201,693

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
Five Point Operating Co. LP/Five Point Capital
Corp., 10.50%, 01/15/28(b)(g)	$157	$161,466
Franshion Brilliant Ltd.
3.20%, 04/09/26(d)	400	365,549
4.25%, 07/23/29(d)	200	154,442
GAIF Bond Issuer Pty. Ltd., 3.40%, 09/30/26(b)	345	333,315
GLP China Holdings Ltd., 2.95%, 03/29/26(d)	200	173,217
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)	235	245,867
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 4.50%, 10/07/25(d)	200	198,556
Howard Hughes Corp. (The)
4.13%, 02/01/29(b)	200	183,809
5.38%, 08/01/28(b)	250	242,903
Hunt Companies Inc., 5.25%, 04/15/29(b)	200	188,549
Hysan MTN Ltd., 2.88%, 06/02/27(d)	200	187,137
Jones Lang LaSalle Inc., 6.88%, 12/01/28	120	128,692
Kennedy-Wilson Inc., 4.75%, 03/01/29	200	175,947
LOTTE Property & Development Co. Ltd., 4.50%, 08/01/25(d)	200	198,746
MAF Global Securities Ltd., 7.88%,
(5-year CMT + 4.893%)(a)(d)(f)	200	204,986
MAF Sukuk Ltd., 4.50%, 11/03/25(d)	200	197,846
Mitsui Fudosan Co. Ltd., 3.65%, 07/20/27(b)	200	193,580
Nan Fung Treasury Ltd., 3.88%, 10/03/27(d)	200	190,024
Newmark Group Inc., 7.50%, 01/12/29	195	204,649
Ontario Teachers' Cadillac Fairview Properties Trust
3.88%, 03/20/27(b)	235	229,759
4.13%, 02/01/29(b)	310	298,931
Sinochem Offshore Capital Co. Ltd.
1.63%, 10/29/25(d)	200	191,599
2.25%, 11/24/26(d)	400	375,803
Swire Pacific MTN Financing Ltd., 3.88%, 09/21/25(d)	200	197,345
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(d)	400	392,492
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27(d)	400	249,696
Westwood Group Holdings Ltd., 2.80%, 01/20/26(d)	200	189,505
Wheelock MTN BVI Ltd., 2.38%, 01/25/26(d)	200	191,820
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26(d)	200	175,786
		10,032,012
Real Estate Investment Trusts — 1.1%
Agree LP, 2.00%, 06/15/28	100	89,848
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26	59	57,833
3.95%, 01/15/27	5	4,884
3.95%, 01/15/28	368	357,546
4.30%, 01/15/26	115	113,793
American Homes 4 Rent LP
4.25%, 02/15/28	20	19,445
4.90%, 02/15/29	100	99,423
American Tower Corp.
1.30%, 09/15/25	150	143,810
1.45%, 09/15/26	267	248,532
1.50%, 01/31/28	165	147,416
1.60%, 04/15/26	364	343,587
2.75%, 01/15/27	179	170,158
3.13%, 01/15/27	240	230,283
3.38%, 10/15/26	247	238,866
3.55%, 07/15/27	104	100,178
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
3.60%, 01/15/28	$90	$86,318
3.65%, 03/15/27	322	312,267
3.95%, 03/15/29	150	144,331
4.40%, 02/15/26	195	193,393
5.20%, 02/15/29	110	111,478
5.25%, 07/15/28	185	187,490
5.50%, 03/15/28	470	479,735
5.80%, 11/15/28	250	259,197
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(b)	150	128,409
AvalonBay Communities Inc.
1.90%, 12/01/28	150	134,334
2.90%, 10/15/26	50	48,058
2.95%, 05/11/26	155	150,127
3.20%, 01/15/28	150	142,973
3.35%, 05/15/27	173	167,018
3.50%, 11/15/25	155	152,431
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27(b)	130	119,264
Boston Properties LP
2.75%, 10/01/26	385	362,899
3.40%, 06/21/29	250	227,053
3.65%, 02/01/26	365	354,824
4.50%, 12/01/28	190	182,439
6.75%, 12/01/27	440	457,661
Brandywine Operating Partnership LP
3.95%, 11/15/27	150	138,642
8.05%, 03/15/28	124	130,578
8.88%, 04/12/29	120	127,618
Brixmor Operating Partnership LP
2.25%, 04/01/28	365	331,444
3.90%, 03/15/27	70	67,937
4.13%, 06/15/26	80	78,657
4.13%, 05/15/29	210	201,850
Brookfield Property REIT Inc./BPR
Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(b)	255	241,417
5.75%, 05/15/26(b)	310	306,743
Camden Property Trust
3.15%, 07/01/29	200	185,796
4.10%, 10/15/28	110	107,239
COPT Defense Properties LP
2.00%, 01/15/29	100	86,902
2.25%, 03/15/26	249	237,447
Crown Castle Inc.
1.05%, 07/15/26	532	493,433
2.90%, 03/15/27	332	315,623
3.65%, 09/01/27	127	122,498
3.70%, 06/15/26	452	441,092
3.80%, 02/15/28	570	548,752
4.00%, 03/01/27	5	4,891
4.30%, 02/15/29	150	146,188
4.45%, 02/15/26	277	274,409
4.80%, 09/01/28	10	9,955
5.00%, 01/11/28	490	491,257
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)	130	121,638
CubeSmart LP
2.25%, 12/15/28	100	89,808
3.13%, 09/01/26	45	43,291
4.00%, 11/15/25	97	95,492
4.38%, 02/15/29	100	97,760

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Digital Realty Trust LP
3.60%, 07/01/29	$150	$141,663
3.70%, 08/15/27	440	425,476
4.45%, 07/15/28	100	98,493
5.55%, 01/15/28	393	400,788
Diversified Healthcare Trust
0.00%, 01/15/26(b)(k)	300	265,016
4.75%, 02/15/28(c)	165	140,576
DOC DR LLC
3.95%, 01/15/28	215	208,553
4.30%, 03/15/27	25	24,662
EPR Properties
4.50%, 06/01/27	137	133,446
4.75%, 12/15/26	145	142,429
4.95%, 04/15/28	265	259,499
Equinix Inc.
1.00%, 09/15/25	305	291,428
1.45%, 05/15/26	365	343,066
1.55%, 03/15/28	230	205,200
1.80%, 07/15/27	245	225,149
2.00%, 05/15/28	60	54,158
2.90%, 11/18/26	59	56,436
ERP Operating LP
2.85%, 11/01/26	145	139,348
3.00%, 07/01/29	100	92,684
3.25%, 08/01/27	130	124,753
3.50%, 03/01/28	40	38,486
4.15%, 12/01/28	210	205,891
Essex Portfolio LP
1.70%, 03/01/28	440	394,016
3.38%, 04/15/26	120	116,790
3.63%, 05/01/27	70	67,804
Extra Space Storage LP
3.50%, 07/01/26	50	48,571
3.88%, 12/15/27	405	392,165
3.90%, 04/01/29	150	143,589
5.70%, 04/01/28	65	66,639
Federal Realty OP LP
1.25%, 02/15/26	80	75,428
3.25%, 07/15/27	40	38,259
5.38%, 05/01/28	375	380,569
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)	180	162,768
GLP Capital LP/GLP Financing II Inc.
5.30%, 01/15/29	355	355,251
5.38%, 04/15/26	375	374,560
5.75%, 06/01/28	77	78,046
Goodman U.S. Finance Three LLC, 3.70%,
03/15/28(b)	120	114,025
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%,
06/15/26(b)	353	337,191
Healthcare Realty Holdings LP
3.50%, 08/01/26	155	150,051
3.75%, 07/01/27	59	56,957
Healthpeak OP LLC
1.35%, 02/01/27	80	73,413
2.13%, 12/01/28	255	228,342
3.25%, 07/15/26	55	53,290
Highwoods Realty LP
3.88%, 03/01/27	10	9,608
4.13%, 03/15/28	25	23,816
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.20%, 04/15/29	$50	$46,927
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26	285	282,360
Hudson Pacific Properties LP
3.95%, 11/01/27	150	132,353
4.65%, 04/01/29(c)	175	147,454
5.95%, 02/15/28	20	18,047
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	185	166,245
Iron Mountain Inc.
4.88%, 09/15/27(b)	330	321,885
5.00%, 07/15/28(b)	200	193,806
5.25%, 03/15/28(b)	280	274,254
7.00%, 02/15/29(b)	300	308,337
Kilroy Realty LP
4.38%, 10/01/25	15	14,790
4.75%, 12/15/28	100	96,657
Kimco Realty OP LLC
1.90%, 03/01/28	435	394,136
2.80%, 10/01/26	5	4,784
3.80%, 04/01/27	25	24,310
Kite Realty Group LP, 4.00%, 10/01/26	70	68,250
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(b)	230	222,499
4.75%, 06/15/29(b)	150	142,488
5.25%, 10/01/25(b)	130	129,372
Link Finance Cayman 2009 Ltd. (The), 2.88%, 07/21/26(d)	200	192,470
LXP Industrial Trust, 6.75%, 11/15/28	60	63,084
Mid-America Apartments LP
1.10%, 09/15/26	225	208,076
3.60%, 06/01/27	220	213,517
3.95%, 03/15/29	20	19,409
4.00%, 11/15/25	87	85,867
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27(c)	455	373,416
5.25%, 08/01/26(c)	165	148,220
Necessity Retail REIT Inc./American Finance
Operating Partner LP (The), 4.50%, 09/30/28(b)	50	45,520
NNN REIT Inc., 3.50%, 10/15/27	405	388,951
Office Properties Income Trust, 9.00%, 09/30/29(b)	136	107,439
Omega Healthcare Investors Inc.
4.50%, 04/01/27	320	313,397
4.75%, 01/15/28	200	196,620
5.25%, 01/15/26	295	294,156
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(b)	225	212,569
5.88%, 10/01/28(b)	235	232,878
Piedmont Operating Partnership LP
6.88%, 07/15/29	100	101,849
9.25%, 07/20/28	240	262,663
Prologis LP
2.13%, 04/15/27	65	60,850
3.38%, 12/15/27	425	408,560
3.88%, 09/15/28	100	97,288
4.00%, 09/15/28	90	87,956
4.38%, 02/01/29	100	99,113
4.88%, 06/15/28	170	171,537

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Prologis Targeted U.S. Logistics Fund LP, 5.25%, 04/01/29(b)	$135	$137,080
Public Storage Operating Co.
0.88%, 02/15/26	195	183,711
1.50%, 11/09/26	340	317,054
1.85%, 05/01/28	200	180,869
1.95%, 11/09/28	115	103,065
3.09%, 09/15/27	50	47,807
3.39%, 05/01/29	155	147,271
5.13%, 01/15/29	220	225,263
Realty Income Corp.
0.75%, 03/15/26	225	210,328
2.10%, 03/15/28	100	91,304
2.20%, 06/15/28	115	104,614
3.00%, 01/15/27	245	234,589
3.25%, 06/15/29	100	93,742
3.40%, 01/15/28	205	195,965
3.65%, 01/15/28	165	159,114
3.95%, 08/15/27	333	325,085
4.13%, 10/15/26	235	231,422
4.63%, 11/01/25	400	397,714
4.70%, 12/15/28	15	14,957
4.75%, 02/15/29	125	124,863
4.88%, 06/01/26	60	59,971
Regency Centers LP, 4.13%, 03/15/28	375	366,380
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28	100	105,062
Rexford Industrial Realty LP, 5.00%, 06/15/28	115	115,275
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(b)(c)	200	189,449
4.75%, 10/15/27	235	228,131
7.25%, 07/15/28(b)	135	139,450
Rithm Capital Corp.
6.25%, 10/15/25(b)	87	86,908
8.00%, 04/01/29(b)	250	248,158
RLJ Lodging Trust LP, 3.75%, 07/01/26(b)	195	186,087
Sabra Health Care LP, 5.13%, 08/15/26	267	266,004
SBA Communications Corp.
3.13%, 02/01/29	500	452,735
3.88%, 02/15/27	490	471,859
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25(b)	230	224,999
3.63%, 01/28/26(b)	270	264,623
3.75%, 03/23/27(b)	295	286,196
Scentre Group Trust 2, 4.75%, 09/24/80, (5-year CMT + 4.379%)(a)(b)	212	205,974
Service Properties Trust
3.95%, 01/15/28	135	116,065
4.75%, 10/01/26	150	143,753
4.95%, 02/15/27	135	126,466
5.25%, 02/15/26	120	118,080
5.50%, 12/15/27	145	138,193
8.38%, 06/15/29	210	208,940
Simon Property Group LP
1.38%, 01/15/27	324	299,117
1.75%, 02/01/28	355	322,074
3.30%, 01/15/26	320	312,578
3.38%, 06/15/27	175	169,101
3.38%, 12/01/27	455	437,655
3.50%, 09/01/25	392	386,005
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
SITE Centers Corp.
4.25%, 02/01/26	$242	$240,624
4.70%, 06/01/27	90	90,038
Starwood Property Trust Inc.
3.63%, 07/15/26(b)	135	128,559
4.38%, 01/15/27(b)	175	168,230
7.25%, 04/01/29(b)	185	190,641
Store Capital LLC
4.50%, 03/15/28	115	111,118
4.63%, 03/15/29	50	48,317
Sun Communities Operating LP
2.30%, 11/01/28	145	129,687
5.50%, 01/15/29	170	172,538
Tanger Properties LP, 3.88%, 07/15/27	25	24,060
Trust Fibra Uno, 5.25%, 01/30/26(d)	200	197,248
UDR Inc.
2.95%, 09/01/26	20	19,142
3.50%, 07/01/27	315	302,604
4.40%, 01/26/29	100	98,117
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28(b)	195	168,841
6.50%, 02/15/29(b)	325	246,527
10.50%, 02/15/28(b)	920	931,184
Ventas Realty LP
3.25%, 10/15/26	60	57,699
3.85%, 04/01/27	100	97,202
4.00%, 03/01/28	200	193,794
4.13%, 01/15/26	185	182,280
4.40%, 01/15/29	220	215,705
VICI Properties LP, 4.75%, 02/15/28	470	465,388
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27(b)	300	288,541
3.88%, 02/15/29(b)	250	235,255
4.25%, 12/01/26(b)	447	436,809
4.50%, 09/01/26(b)	218	214,316
4.50%, 01/15/28(b)	55	53,670
5.75%, 02/01/27(b)	130	131,177
Vornado Realty LP, 2.15%, 06/01/26	160	150,154
WEA Finance LLC
2.88%, 01/15/27(b)	265	249,281
3.50%, 06/15/29(b)	200	183,245
4.13%, 09/20/28(b)	5	4,758
Welltower OP LLC
2.70%, 02/15/27	214	204,031
4.25%, 04/01/26	288	284,483
4.25%, 04/15/28	485	475,931
Weyerhaeuser Co., 4.75%, 05/15/26	255	254,443
WP Carey Inc., 3.85%, 07/15/29	100	95,183
XHR LP
4.88%, 06/01/29(b)	150	141,672
6.38%, 08/15/25(b)	155	155,007
		45,676,969
Retail — 0.7%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(b)	250	229,393
3.88%, 01/15/28(b)	510	479,614
4.38%, 01/15/28(b)	250	237,859
7-Eleven Inc.
0.95%, 02/10/26(b)	485	456,229
1.30%, 02/10/28(b)	370	328,483

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Academy Ltd., 6.00%, 11/15/27(b)	$127	$126,013
Advance Auto Parts Inc.
1.75%, 10/01/27	100	88,598
5.90%, 03/09/26	100	100,128
5.95%, 03/09/28(c)	135	135,853
Alimentation Couche-Tard Inc., 3.55%, 07/26/27(b)	40	38,608
Asbury Automotive Group Inc., 4.50%, 03/01/28	135	129,099
AutoNation Inc.
1.95%, 08/01/28	155	137,232
3.80%, 11/15/27	5	4,790
4.50%, 10/01/25	109	107,888
AutoZone Inc.
3.13%, 04/21/26	177	171,744
3.75%, 06/01/27	55	53,554
4.50%, 02/01/28	270	267,876
5.05%, 07/15/26	150	150,840
5.10%, 07/15/29	150	151,755
6.25%, 11/01/28	180	190,381
Bath & Body Works Inc.
5.25%, 02/01/28	142	139,225
6.69%, 01/15/27	95	96,652
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27, (7.75% Cash and 8.50% PIK)(b)(e)	135	130,481
Beacon Roofing Supply Inc.
4.13%, 05/15/29(b)	100	91,935
4.50%, 11/15/26(b)	115	111,636
Best Buy Co. Inc., 4.45%, 10/01/28	20	19,789
Bloomin' Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29(b)	90	83,162
Carvana Co., 12.00%, 12/01/28, (12.00% PIK)(b)(e)	341	368,839
CEC Entertainment LLC, 6.75%, 05/01/26(b)	225	224,887
Chengdu Communications Investment Group Co.
Ltd., 4.75%, 12/13/27(d)	200	195,406
Costco Wholesale Corp.
1.38%, 06/20/27	602	553,964
3.00%, 05/18/27	227	219,485
Darden Restaurants Inc., 3.85%, 05/01/27	21	20,453
Dave & Buster's Inc., 7.63%, 11/01/25(b)	142	142,383
Dollar General Corp.
3.88%, 04/15/27	197	191,557
4.13%, 05/01/28	115	111,897
4.63%, 11/01/27	260	257,948
5.20%, 07/05/28	110	111,070
Dollar Tree Inc., 4.20%, 05/15/28	422	412,589
eG Global Finance PLC, 12.00%, 11/30/28(b)	350	375,207
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(d)	200	193,710
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28(b)	180	189,853
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26(b)	240	240,959
5.88%, 04/01/29(b)	250	233,151
Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co. Inc., 4.63%, 01/15/29(b)	325	303,834
FirstCash Inc., 4.63%, 09/01/28(b)	175	167,200
Foundation Building Materials Inc., 6.00%, 03/01/29(b)	125	112,063
Genuine Parts Co., 6.50%, 11/01/28	130	138,408
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.38%, 01/15/29(b)	185	634,242
Group 1 Automotive Inc., 4.00%, 08/15/28(b)	250	233,022
Guitar Center Inc., 8.50%, 01/15/26(b)	173	154,111
	Par
Security	(000)	Value

Retail (continued)
GYP Holdings III Corp., 4.63%, 05/01/29(b)	$100	$94,453
Home Depot Inc. (The)
0.90%, 03/15/28	12	10,636
1.50%, 09/15/28	240	214,230
2.13%, 09/15/26	300	285,387
2.50%, 04/15/27	352	334,175
2.80%, 09/14/27	425	404,159
2.88%, 04/15/27	290	278,182
2.95%, 06/15/29	550	513,629
3.00%, 04/01/26	355	345,713
3.35%, 09/15/25	404	397,632
3.90%, 12/06/28	285	279,773
4.00%, 09/15/25	207	205,173
4.75%, 06/25/29	390	394,468
4.88%, 06/25/27	215	217,446
4.90%, 04/15/29	200	203,928
4.95%, 09/30/26	255	256,919
5.15%, 06/25/26	345	348,541
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)	152	144,078
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(b)	270	264,768
LBM Acquisition LLC, 6.25%, 01/15/29(b)	275	243,083
LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)	310	291,693
Lithia Motors Inc.
3.88%, 06/01/29(b)	225	204,805
4.63%, 12/15/27(b)	150	144,267
Lowe's Companies Inc.
1.70%, 09/15/28	805	716,369
2.50%, 04/15/26	80	77,070
3.10%, 05/03/27	585	561,020
3.35%, 04/01/27	337	325,617
3.38%, 09/15/25	306	300,612
3.65%, 04/05/29	435	416,127
4.40%, 09/08/25	250	248,177
4.80%, 04/01/26	407	406,691
6.50%, 03/15/29	15	16,229
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26(b)	270	270,931
Macy's Retail Holdings LLC, 5.88%, 04/01/29(b)(c)	150	146,558
McDonald's Corp.
1.45%, 09/01/25	320	308,702
3.50%, 03/01/27	500	485,863
3.50%, 07/01/27	662	642,732
3.70%, 01/30/26	135	132,920
3.80%, 04/01/28	117	114,057
4.80%, 08/14/28	267	268,976
5.00%, 05/17/29	140	142,500
Michaels Companies Inc. (The)
5.25%, 05/01/28(b)	275	203,474
7.88%, 05/01/29(b)(c)	340	195,443
Murphy Oil USA Inc., 5.63%, 05/01/27	120	118,865
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)	365	366,611
Nordstrom Inc.
4.00%, 03/15/27	145	138,842
6.95%, 03/15/28(c)	95	96,970
O'Reilly Automotive Inc.
3.55%, 03/15/26	42	41,097
3.60%, 09/01/27	412	398,328
3.90%, 06/01/29	150	144,732

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
5.75%, 11/20/26	$120	$122,356
Park River Holdings Inc., 5.63%, 02/01/29(b)	125	101,704
Patrick Industries Inc.
4.75%, 05/01/29(b)	100	93,291
7.50%, 10/15/27(b)	110	110,868
Penske Automotive Group Inc.
3.50%, 09/01/25	210	204,963
3.75%, 06/15/29	125	114,075
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28(b)	395	371,067
7.75%, 02/15/29(b)	350	339,775
QVC Inc.
4.38%, 09/01/28(c)	150	115,187
4.75%, 02/15/27	190	166,543
Raising Cane's Restaurants LLC, 9.38%, 05/01/29(b)	150	162,042
Ross Stores Inc., 0.88%, 04/15/26	45	42,067
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25(b)	155	156,276
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(b)	260	256,151
Starbucks Corp.
2.00%, 03/12/27	171	159,819
2.45%, 06/15/26	115	110,372
3.50%, 03/01/28	100	96,182
3.80%, 08/15/25	476	469,992
4.00%, 11/15/28	130	127,129
4.75%, 02/15/26	425	424,581
4.85%, 02/08/27	110	110,517
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27	105	104,172
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29(b)	180	167,419
Target Corp.
1.95%, 01/15/27	570	537,570
2.50%, 04/15/26	125	120,879
3.38%, 04/15/29	200	191,702
TJX Companies Inc. (The), 2.25%, 09/15/26	265	252,464
Victoria's Secret & Co., 4.63%, 07/15/29(b)(c)	180	149,172
Walgreens Boots Alliance Inc., 3.45%, 06/01/26	485	461,642
Walmart Inc.
3.70%, 06/26/28	20	19,699
3.90%, 04/15/28	290	287,215
4.00%, 04/15/26	135	133,939
5.88%, 04/05/27	340	354,811
White Cap Buyer LLC, 6.88%, 10/15/28(b)	200	197,959
White Cap Parent LLC, 8.25%, 03/15/26, (9.00% PIK)(b)(c)(e)	130	130,167
		30,371,473
Savings & Loans — 0.1%
EverBank Financial Corp., 5.75%, 07/02/25	50	49,004
Nationwide Building Society
1.00%, 08/28/25(b)	290	277,905
1.50%, 10/13/26(b)	365	339,783
2.97%, 02/16/28, (1-day SOFR + 1.29%)(a)(b)	305	289,406
3.96%, 07/18/30,
(3-mo. LIBOR US + 1.855%)(a)(b)	200	189,324
4.00%, 09/14/26(b)	275	267,156
4.30%, 03/08/29,
(3-mo. LIBOR US + 1.452%)(a)(b)	495	481,490
4.85%, 07/27/27(b)	200	200,228
Security	Par (000)	Value

Savings & Loans (continued)
5.13%, 07/29/29(b)	$200	$202,261
6.56%, 10/18/27, (1-day SOFR + 1.910%)(a)(b)	475	489,357
		2,785,914
Semiconductors — 0.5%
Amkor Technology Inc., 6.63%, 09/15/27(b)	175	175,410
ams-OSRAM AG, 12.25%, 03/30/29(b)	150	158,576
Analog Devices Inc.
1.70%, 10/01/28	240	215,534
3.45%, 06/15/27	20	19,453
3.50%, 12/05/26	210	205,137
Applied Materials Inc.
3.30%, 04/01/27	390	378,930
3.90%, 10/01/25	405	401,392
4.80%, 06/15/29	100	101,612
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	545	523,406
3.88%, 01/15/27	935	916,602
Broadcom Inc.
1.95%, 02/15/28(b)	15	13,663
3.15%, 11/15/25	390	381,036
3.46%, 09/15/26	244	237,419
4.00%, 04/15/29(b)	215	208,257
4.11%, 09/15/28	415	406,836
4.75%, 04/15/29	500	501,586
5.05%, 07/12/27	450	454,112
5.05%, 07/12/29	600	607,720
Entegris Inc.
3.63%, 05/01/29(b)	120	108,822
4.38%, 04/15/28(b)	120	113,935
4.75%, 04/15/29(b)	400	385,916
Intel Corp.
1.60%, 08/12/28	270	240,431
2.60%, 05/19/26	205	197,361
3.15%, 05/11/27	285	274,769
3.75%, 03/25/27	489	478,507
3.75%, 08/05/27	495	483,384
4.88%, 02/10/26	740	740,538
4.88%, 02/10/28	640	645,673
KLA Corp., 4.10%, 03/15/29	220	217,079
Lam Research Corp.
3.75%, 03/15/26	307	302,228
4.00%, 03/15/29	125	122,476
Marvell Technology Inc.
1.65%, 04/15/26	235	222,381
2.45%, 04/15/28	5	4,584
4.88%, 06/22/28	260	259,253
5.75%, 02/15/29	195	202,187
Microchip Technology Inc.
4.25%, 09/01/25	555	549,173
5.05%, 03/15/29	225	227,342
Micron Technology Inc.
4.19%, 02/15/27	351	344,949
4.98%, 02/06/26	125	124,847
5.33%, 02/06/29	200	203,266
5.38%, 04/15/28	235	238,800
NVIDIA Corp.
1.55%, 06/15/28	520	470,679
3.20%, 09/16/26	115	112,188
NXP BV/NXP Funding LLC
5.35%, 03/01/26	189	189,743
5.55%, 12/01/28	20	20,527

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27	$5	$4,780
3.88%, 06/18/26	290	284,637
4.30%, 06/18/29	300	293,302
4.40%, 06/01/27	299	295,729
ON Semiconductor Corp., 3.88%, 09/01/28(b)	250	233,627
Qualcomm Inc.
1.30%, 05/20/28	250	222,830
3.25%, 05/20/27	455	440,172
Renesas Electronics Corp., 2.17%, 11/25/26(b)	305	284,994
SK Hynix Inc.
1.50%, 01/19/26(d)	400	379,507
5.50%, 01/16/29(d)	400	406,204
6.25%, 01/17/26(d)	200	203,005
6.38%, 01/17/28(d)	385	400,123
Skyworks Solutions Inc., 1.80%, 06/01/26	230	216,415
Synaptics Inc., 4.00%, 06/15/29(b)	100	91,451
Texas Instruments Inc.
1.13%, 09/15/26	205	191,075
2.90%, 11/03/27	55	52,418
4.60%, 02/08/27	115	115,439
4.60%, 02/15/28	220	221,293
4.60%, 02/08/29	100	101,099
TSMC Arizona Corp.
1.75%, 10/25/26	215	201,379
3.88%, 04/22/27	360	353,167
4.13%, 04/22/29	200	197,633
TSMC Global Ltd.
0.75%, 09/28/25(d)	400	380,910
1.25%, 04/23/26(d)	400	376,514
4.38%, 07/22/27(d)	400	397,157
		19,732,579
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	150	134,484
3.48%, 12/01/27	220	210,140
		344,624
Software — 0.6%
ACI Worldwide Inc., 5.75%, 08/15/26(b)	160	159,705
Adobe Inc.
2.15%, 02/01/27	75	70,886
4.80%, 04/04/29	185	188,354
4.85%, 04/04/27	110	111,196
Alteryx Inc., 8.75%, 03/15/28(b)	125	128,444
Atlassian Corp., 5.25%, 05/15/29	100	101,351
Autodesk Inc., 3.50%, 06/15/27	60	58,096
Broadridge Financial Solutions Inc., 3.40%, 06/27/26	220	213,781
Camelot Finance SA, 4.50%, 11/01/26(b)	255	249,019
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(b)	225	226,962
Central Parent LLC/CDK Global II LLC/CDK
Financing Co. Inc., 8.00%, 06/15/29(b)	225	231,698
Clarivate Science Holdings Corp.
3.88%, 07/01/28(b)	302	283,435
4.88%, 07/01/29(b)	325	306,649
Cloud Software Group Inc., 6.50%, 03/31/29(b)	1,205	1,174,313
Concentrix Corp.
6.60%, 08/02/28	280	288,579
6.65%, 08/02/26	230	235,314
Security	Par (000)	Value

Software (continued)
Consensus Cloud Solutions Inc.
6.00%, 10/15/26(b)	$100	$98,034
6.50%, 10/15/28(b)(c)	160	154,213
Constellation Software Inc./Canada, 5.16%,
02/16/29(b)	75	76,221
Dye & Durham Ltd., 8.63%, 04/15/29(b)	175	179,076
Elastic NV, 4.13%, 07/15/29(b)	170	156,908
Electronic Arts Inc., 4.80%, 03/01/26	115	114,984
Fair Isaac Corp.
4.00%, 06/15/28(b)	300	282,400
5.25%, 05/15/26(b)	130	129,409
Fidelity National Information Services Inc.
1.15%, 03/01/26	482	454,701
1.65%, 03/01/28	75	67,358
3.75%, 05/21/29	100	95,906
Fiserv Inc.
2.25%, 06/01/27	442	413,300
3.20%, 07/01/26	540	524,059
3.50%, 07/01/29	800	756,779
4.20%, 10/01/28	289	282,942
5.15%, 03/15/27	150	151,759
5.38%, 08/21/28	195	199,530
5.45%, 03/02/28	560	573,287
Helios Software Holdings Inc./ION Corporate
Solutions Finance SARL, 8.75%, 05/01/29(b)	200	206,721
Intuit Inc.
1.35%, 07/15/27	105	96,103
5.13%, 09/15/28	330	337,593
5.25%, 09/15/26	245	248,496
Microsoft Corp.
2.40%, 08/08/26	843	811,123
3.13%, 11/03/25	1,076	1,056,235
3.30%, 02/06/27	1,235	1,206,027
3.40%, 09/15/26	288	282,190
3.40%, 06/15/27	60	58,614
MicroStrategy Inc., 6.13%, 06/15/28(b)	150	148,301
Open Text Corp.
3.88%, 02/15/28(b)	320	299,008
6.90%, 12/01/27(b)	360	373,524
Oracle Corp.
1.65%, 03/25/26	937	888,679
2.30%, 03/25/28	540	496,616
2.65%, 07/15/26	1,013	971,770
2.80%, 04/01/27	580	551,753
3.25%, 11/15/27	1,050	1,003,617
4.50%, 05/06/28	725	721,695
5.80%, 11/10/25	375	378,943
Playtika Holding Corp., 4.25%, 03/15/29(b)	175	155,616
PTC Inc., 4.00%, 02/15/28(b)	158	149,744
Rocket Software Inc.
6.50%, 02/15/29(b)	185	167,100
9.00%, 11/28/28(b)	260	267,710
Roper Technologies Inc.
1.00%, 09/15/25	391	373,560
1.40%, 09/15/27	360	325,770
3.80%, 12/15/26	20	19,555
4.20%, 09/15/28	45	44,145
Salesforce Inc.
1.50%, 07/15/28	80	71,561
3.70%, 04/11/28	530	518,391
SS&C Technologies Inc., 5.50%, 09/30/27(b)	665	659,182

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Take-Two Interactive Software Inc.
3.70%, 04/14/27	$322	$313,399
4.95%, 03/28/28	350	351,381
5.00%, 03/28/26	295	295,320
5.40%, 06/12/29	80	81,754
Twilio Inc., 3.63%, 03/15/29	150	136,031
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)	560	488,940
VMware LLC
1.40%, 08/15/26	540	503,740
1.80%, 08/15/28	35	31,199
3.90%, 08/21/27	505	490,876
4.65%, 05/15/27	140	139,333
West Technology Group LLC, 8.50%, 04/10/27(b)(c)	149	127,559
Workday Inc.
3.50%, 04/01/27	365	354,049
3.70%, 04/01/29	200	191,472
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)	200	182,550
		25,315,593
Sovereign Debt Securities — 0.0%
Avi Funding Co. Ltd., 3.80%, 09/16/25(d)	200	197,399
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(b)	200	178,556
		375,955
Telecommunications — 1.0%
Altice Financing SA, 5.00%, 01/15/28(b)(c)	430	343,912
Altice France Holding SA
6.00%, 02/15/28(b)	350	109,188
10.50%, 05/15/27(b)	470	178,055
Altice France SA
5.13%, 01/15/29(b)	145	100,531
5.50%, 01/15/28(b)	345	252,430
8.13%, 02/01/27(b)	560	452,726
America Movil SAB de CV, 3.63%, 04/22/29	250	237,671
AT&T Inc.
1.65%, 02/01/28	790	713,540
1.70%, 03/25/26	891	845,836
2.30%, 06/01/27	881	826,135
2.95%, 07/15/26	128	123,569
3.80%, 02/15/27	225	219,978
3.88%, 01/15/26	185	182,240
4.10%, 02/15/28	650	637,729
4.25%, 03/01/27	632	624,740
4.35%, 03/01/29	900	887,811
5.54%, 02/20/26	5	5,002
Axiata SPV2 Bhd, 4.36%, 03/24/26(d)	200	197,980
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.985%)(a)(b)	180	171,073
5.13%, 12/04/28	200	202,561
C&W Senior Finance Ltd., 6.88%, 09/15/27(b)	375	366,800
Cisco Systems Inc.
2.50%, 09/20/26	460	441,797
2.95%, 02/28/26	320	311,869
4.80%, 02/26/27	460	463,949
4.85%, 02/26/29	750	763,851
4.90%, 02/26/26	310	311,607
CommScope Inc.
6.00%, 03/01/26(b)	490	460,805
7.13%, 07/01/28(b)	207	130,147
Security	Par (000)	Value

Telecommunications (continued)
8.25%, 03/01/27(b)	$295	$203,550
CommScope Technologies LLC, 5.00%, 03/15/27(b)	215	141,024
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)	675	663,766
Consolidated Communications Inc.
5.00%, 10/01/28(b)	125	108,206
6.50%, 10/01/28(b)	250	225,860
Deutsche Telekom International Finance BV
3.60%, 01/19/27(b)	210	204,429
4.38%, 06/21/28(b)	300	295,611
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26(d)	200	196,546
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)	475	457,097
5.88%, 10/15/27(b)	385	381,311
6.75%, 05/01/29(b)	300	283,483
Frontier Florida LLC, Series E, 6.86%, 02/01/28	100	101,635
Frontier North Inc., Series G, 6.73%, 02/15/28	70	69,475
Globe Telecom Inc., 4.20%,
(5-year CMT + 5.527%)(a)(d)(f)	200	192,735
GoTo Group Inc., 5.50%, 05/01/28(b)	264	152,013
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(d)	200	192,577
Hughes Satellite Systems Corp.
5.25%, 08/01/26	250	190,655
6.63%, 08/01/26(c)	240	112,553
Iliad Holding SASU
6.50%, 10/15/26(b)	225	225,553
7.00%, 10/15/28(b)	275	275,413
Juniper Networks Inc., 1.20%, 12/10/25	215	203,585
KT Corp., 1.00%, 09/01/25(d)	200	191,647
Level 3 Financing Inc.
3.63%, 01/15/29(b)	100	47,983
3.75%, 07/15/29(b)	135	63,762
4.25%, 07/01/28(b)	150	81,714
4.88%, 06/15/29(b)(c)	175	123,378
10.50%, 04/15/29(b)	277	286,224
11.00%, 11/15/29(b)	152	161,429
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(d)	200	122,279
Lumen Technologies Inc.
4.13%, 04/15/29(b)(c)	176	129,731
4.50%, 01/15/29(b)	125	54,492
Millicom International Cellular SA, 6.25%, 03/25/29(d)	180	175,952
Motorola Solutions Inc.
4.60%, 02/23/28	225	224,270
4.60%, 05/23/29	245	243,066
5.00%, 04/15/29	100	100,719
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(d)	200	200,419
NBN Co. Ltd.
1.45%, 05/05/26(b)	380	358,451
1.63%, 01/08/27(b)	140	130,130
5.75%, 10/06/28(b)	465	484,894
Network i2i Ltd., 3.98%, (5-year CMT + 3.390%)(d)(f)	200	191,412
Nokia OYJ, 4.38%, 06/12/27	200	194,683
NTT Finance Corp.
1.16%, 04/03/26(b)	980	922,303
1.59%, 04/03/28(b)	220	197,276
4.37%, 07/27/27(b)	205	203,163
5.10%, 07/02/27(b)	200	202,092
5.11%, 07/02/29(b)	200	203,229

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Ooredoo International Finance Ltd.
3.75%, 06/22/26(d)	$200	$195,256
5.00%, 10/19/25(b)	200	199,472
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(d)	200	204,508
PT Tower Bersama Infrastructure Tbk, 2.80%,
05/02/27(d)	200	185,977
Qwest Corp., 7.25%, 09/15/25	90	89,286
Rogers Communications Inc.
2.90%, 11/15/26	125	119,493
3.20%, 03/15/27	450	431,956
3.63%, 12/15/25	305	299,163
5.00%, 02/15/29	405	406,369
5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(b)	260	251,405
Saudi Telecom Co., 3.89%, 05/13/29(d)	400	381,384
Sprint Capital Corp., 6.88%, 11/15/28	675	726,509
Sprint LLC, 7.63%, 03/01/26	595	611,876
Sprint Spectrum Co. LLC/Sprint Spectrum Co.
II LLC/Sprint Spectrum Co. III LLC, 5.15%,
09/20/29(b)	382	382,349
Telefonica Emisiones SA, 4.10%, 03/08/27	377	370,467
Telesat Canada/Telesat LLC
4.88%, 06/01/27(b)	130	59,165
5.63%, 12/06/26(b)	175	82,593
TELUS Corp.
2.80%, 02/16/27	90	85,717
3.70%, 09/15/27	84	81,175
T-Mobile USA Inc.
1.50%, 02/15/26	367	348,154
2.05%, 02/15/28	803	732,300
2.25%, 02/15/26	602	577,281
2.40%, 03/15/29	100	90,293
2.63%, 04/15/26	449	431,803
2.63%, 02/15/29	445	405,821
3.38%, 04/15/29	700	658,738
3.75%, 04/15/27	1,204	1,173,770
4.80%, 07/15/28	285	285,635
4.85%, 01/15/29	180	180,752
4.95%, 03/15/28	550	553,868
5.38%, 04/15/27	294	295,730
Total Play Telecomunicaciones SA de CV, 6.38%,
09/20/28(d)	200	120,562
Turk Telekomunikasyon AS, 7.38%, 05/20/29(d)	200	201,466
Turkcell Iletisim Hizmetleri AS, 5.75%, 10/15/25(d)	200	198,506
Verizon Communications Inc.
0.85%, 11/20/25	636	605,763
1.45%, 03/20/26	807	767,063
2.10%, 03/22/28	895	820,693
2.63%, 08/15/26	442	425,073
3.00%, 03/22/27	109	104,698
3.88%, 02/08/29	305	295,128
4.13%, 03/16/27	1,065	1,053,087
4.33%, 09/21/28	1,345	1,333,072
Viasat Inc., 6.50%, 07/15/28(b)(c)	135	109,839
ViaSat Inc.
5.63%, 09/15/25(b)	225	222,666
5.63%, 04/15/27(b)	200	187,919
Vodafone Group PLC
3.25%, 06/04/81, (5-year CMT + 2.447%)(a)	175	165,133
4.38%, 05/30/28	135	134,882
7.00%, 04/04/79,
(5-year USD Swap + 4.873%)(a)	600	620,026
Security	Par (000)	Value

Telecommunications (continued)
Windstream Escrow LLC/Windstream Escrow
Finance Corp., 7.75%, 08/15/28(b)	$420	$405,486
Zayo Group Holdings Inc.
4.00%, 03/01/27(b)	450	382,912
6.13%, 03/01/28(b)(c)	330	225,225
Zegona Finance PLC, 8.63%, 07/15/29(b)	100	102,101
		40,114,872
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27	20	19,118
3.55%, 11/19/26	180	173,833
Mattel Inc.
3.38%, 04/01/26(b)	270	261,457
3.75%, 04/01/29(b)	160	150,206
5.88%, 12/15/27(b)	160	160,863
		765,477
Transportation — 0.3%
AP Moller - Maersk A/S, 4.50%, 06/20/29(b)	25	24,836
BNSF Funding Trust I, 6.61%, 12/15/55,
(3-mo. LIBOR US + 2.350%)(a)	50	50,016
Burlington Northern Santa Fe LLC
3.25%, 06/15/27	140	135,470
3.65%, 09/01/25	210	207,176
7.00%, 12/15/25	160	164,767
Canadian National Railway Co.
2.75%, 03/01/26	115	111,709
6.90%, 07/15/28	170	184,451
Canadian Pacific Railway Co.
1.75%, 12/02/26	356	332,903
4.00%, 06/01/28	200	195,245
Cargo Aircraft Management Inc., 4.75%, 02/01/28(b)	205	192,842
CH Robinson Worldwide Inc., 4.20%, 04/15/28	220	215,129
CSX Corp.
2.60%, 11/01/26	185	176,962
3.25%, 06/01/27	345	333,597
3.35%, 11/01/25	305	299,172
3.80%, 03/01/28	345	336,496
4.25%, 03/15/29	200	197,746
Danaos Corp., 8.50%, 03/01/28(b)	95	97,850
FedEx Corp.
3.25%, 04/01/26	250	243,553
3.40%, 02/15/28	230	220,941
First Student Bidco Inc./First Transit Parent Inc.,
4.00%, 07/31/29(b)	92	83,914
Georgian Railway JSC, 4.00%, 06/17/28(d)	200	176,215
Guangzhou Metro Investment Finance BVI Ltd.,
1.51%, 09/17/25(d)	200	191,817
Indian Railway Finance Corp. Ltd., 3.84%,
12/13/27(d)	200	192,990
JB Hunt Transport Services Inc., 3.88%, 03/01/26	250	245,926
Kirby Corp., 4.20%, 03/01/28	5	4,885
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27(d)	200	193,819
MTR Corp. CI Ltd., 2.50%, 11/02/26(d)	200	191,499
Norfolk Southern Corp.
2.90%, 06/15/26	175	169,033
3.15%, 06/01/27	155	148,847
3.65%, 08/01/25	210	206,939
3.80%, 08/01/28	200	194,561
7.80%, 05/15/27	50	54,035

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Pacific National Finance Pty. Ltd., 4.75%,
03/22/28(d)	$200	$193,978
Rumo Luxembourg SARL, 5.25%, 01/10/28(d)	200	193,571
RXO Inc., 7.50%, 11/15/27(b)	135	139,356
Ryder System Inc.
1.75%, 09/01/26	110	103,009
2.85%, 03/01/27	170	161,833
2.90%, 12/01/26	135	129,413
3.35%, 09/01/25	72	70,606
4.30%, 06/15/27	175	172,782
4.95%, 09/01/29	55	55,123
5.25%, 06/01/28	200	203,061
5.30%, 03/15/27	90	90,936
5.38%, 03/15/29	130	132,755
5.50%, 06/01/29	40	41,023
5.65%, 03/01/28	220	225,825
6.30%, 12/01/28	140	148,003
Sats Treasury Pte Ltd., 4.83%, 01/23/29(d)	200	201,065
SF Holding Investment Ltd., 2.38%, 11/17/26(d)	200	189,018
Transnet SOC Ltd., 8.25%, 02/06/28(d)	400	405,957
Ukraine Railways Via Rail Capital Markets PLC,
8.25%, 07/09/24(d)(h)(i)	200	163,060
Union Pacific Corp.
2.15%, 02/05/27	70	66,007
2.75%, 03/01/26	15	14,552
3.00%, 04/15/27	130	125,012
3.25%, 08/15/25	283	278,111
3.70%, 03/01/29	300	290,806
3.95%, 09/10/28	490	482,171
4.75%, 02/21/26	280	279,961
6.63%, 02/01/29	110	119,497
United Parcel Service Inc.
2.40%, 11/15/26	65	61,912
3.05%, 11/15/27	515	492,047
3.40%, 03/15/29	200	191,232
Walmart Inc.
1.05%, 09/17/26	585	545,783
1.50%, 09/22/28	895	805,390
3.95%, 09/09/27	225	222,960
XPO Inc., 6.25%, 06/01/28(b)	340	343,881
Yunda Holding Investment Ltd., 2.25%, 08/19/25(d)	200	192,372
		13,307,409
Trucking & Leasing — 0.1%
DAE Funding LLC, 3.38%, 03/20/28(d)	200	187,188
Fortress Transportation and Infrastructure
Investors LLC, 5.50%, 05/01/28(b)	350	343,196
GATX Corp.
3.25%, 09/15/26	172	166,205
3.50%, 03/15/28	100	95,264
4.70%, 04/01/29	205	203,400
5.40%, 03/15/27	30	30,354
NAC Aviation 29 DAC, 4.75%, 06/30/26	220	209,287
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25(b)	325	309,136
1.70%, 06/15/26(b)	302	283,529
3.40%, 11/15/26(b)	165	159,371
4.20%, 04/01/27(b)	145	142,332
4.40%, 07/01/27(b)	291	286,844
4.45%, 01/29/26(b)	219	216,817
5.25%, 07/01/29(b)	150	151,751
5.35%, 01/12/27(b)	80	80,681
Security	Par (000)	Value

Trucking & Leasing (continued)
5.35%, 03/30/29(b)	$75	$76,112
5.55%, 05/01/28(b)	185	188,917
5.70%, 02/01/28(b)	270	276,478
5.75%, 05/24/26(b)	195	196,866
5.88%, 11/15/27(b)	190	195,230
6.05%, 08/01/28(b)	270	280,949
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26(b)	275	256,119
2.30%, 06/15/28(b)	200	180,785
5.30%, 04/03/29(b)	200	202,195
5.45%, 05/03/28(b)	200	202,342
		4,921,348
Venture Capital — 0.0%
Hercules Capital Inc., 3.38%, 01/20/27	215	201,737

Water — 0.0%
American Water Capital Corp.
2.95%, 09/01/27	100	95,071
3.45%, 06/01/29	150	142,202
3.75%, 09/01/28	20	19,319
Essential Utilities Inc., 3.57%, 05/01/29	120	113,468
United Utilities PLC, 6.88%, 08/15/28	120	128,008
		498,068

Total Corporate Bonds & Notes — 34.8%
(Cost: $1,456,969,415)		1,446,611,095

Foreign Government Obligations(l)

Angola — 0.0%
Angolan Government International Bond
8.25%, 05/09/28(d)	600	568,809
9.50%, 11/12/25(d)	300	304,872
		873,681
Argentina — 0.1%
Argentine Republic Government International Bond,
1.00%, 07/09/29	700	405,805
Bonos Para La Reconstruccion De Una
Argentina Libre
3.00%, 05/31/26	1,000	735,158
5.00%, 10/31/27	1,400	1,037,175
Ciudad Autonoma De Buenos Aires/Government
Bond, 7.50%, 06/01/27(d)	400	392,700
Provincia de Cordoba, 6.99%, 06/01/27(d)(g)	200	173,032
		2,743,870
Bahrain — 0.1%
Bahrain Government International Bond
4.25%, 01/25/28(d)	200	189,425
7.00%, 01/26/26(d)	600	608,375
7.00%, 10/12/28(d)	400	416,248
CBB International Sukuk Co. 7 SPC, 6.88%,
10/05/25(d)	200	202,552
CBB International Sukuk Programme Co.
3.88%, 05/18/29(d)	200	184,058
3.95%, 09/16/27(d)	400	378,500
4.50%, 03/30/27(d)	400	387,027
		2,366,185

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Bermuda — 0.0%
Bermuda Government International Bond
3.72%, 01/25/27(d)	$10	$9,642
4.75%, 02/15/29(d)	200	195,845
		205,487
Bolivia — 0.0%
Bolivian Government International Bond, 4.50%,
03/20/28(d)	400	223,303

Brazil — 0.1%
Brazilian Government International Bond
4.50%, 05/30/29	600	577,506
4.63%, 01/13/28(c)	1,000	984,950
6.00%, 04/07/26(c)	625	632,297
10.13%, 05/15/27	200	225,542
		2,420,295
Canada — 0.6%
Canada Government International Bond
0.75%, 05/19/26	925	867,475
3.75%, 04/26/28	1,015	1,003,776
4.63%, 04/30/29	1,000	1,026,088
CDP Financial Inc.
1.00%, 05/26/26(b)	365	342,791
4.25%, 07/25/28(b)	415	414,687
4.88%, 06/05/29(b)	500	513,915
CPPIB Capital Inc.
0.88%, 09/09/26(b)(c)	915	850,237
4.25%, 07/20/28(b)	1,985	1,988,192
Export Development Canada
3.00%, 05/25/27	30	29,083
3.38%, 08/26/25	175	172,659
3.88%, 02/14/28	2,305	2,287,810
4.13%, 02/13/29	900	902,560
Ontario Teachers' Finance Trust
0.88%, 09/21/26(b)	885	820,991
4.25%, 04/25/28(b)	1,500	1,496,862
Province of Alberta Canada
3.30%, 03/15/28	150	145,442
4.50%, 06/26/29	450	456,035
Province of British Columbia Canada
0.90%, 07/20/26	1,010	942,728
2.25%, 06/02/26	495	475,736
4.80%, 11/15/28	615	629,639
4.90%, 04/24/29	800	824,090
6.50%, 01/15/26	300	307,519
Province of Manitoba Canada
1.50%, 10/25/28	315	282,297
2.13%, 06/22/26	620	593,297
Province of New Brunswick Canada, 3.63%,
02/24/28	5	4,866
Province of Ontario Canada
0.63%, 01/21/26	1,536	1,450,001
1.05%, 04/14/26	702	662,396
1.05%, 05/21/27	65	59,532
2.30%, 06/15/26	1,132	1,088,146
2.50%, 04/27/26	782	755,756
3.10%, 05/19/27	1,265	1,226,295
4.20%, 01/18/29	400	399,959
Province of Quebec Canada
2.50%, 04/20/26	852	823,803
2.75%, 04/12/27	255	245,051
3.63%, 04/13/28	1,290	1,264,087
Security	Par (000)	Value

Canada (continued)
4.50%, 04/03/29	$800	$810,182
Province of Saskatchewan Canada, 3.25%,
06/08/27	15	14,571
PSP Capital Inc.
1.00%, 06/29/26(b)(c)	250	234,134
1.63%, 10/26/28(b)	35	31,487
		26,444,175
Chile — 0.1%
Chile Government International Bond
2.75%, 01/31/27	400	379,335
3.13%, 01/21/26	200	193,867
3.24%, 02/06/28	600	568,380
4.85%, 01/22/29	600	601,337
		1,742,919
China — 0.1%
China Development Bank, 1.00%, 10/27/25(d)	400	382,377
China Government International Bond
0.55%, 10/21/25(d)	800	762,686
1.25%, 10/26/26(d)	400	374,521
2.63%, 11/02/27(d)	400	383,855
3.50%, 10/19/28(d)	200	196,736
Export-Import Bank of China (The)
2.88%, 04/26/26(d)	800	779,049
3.25%, 11/28/27(d)	200	193,526
3.38%, 03/14/27(d)	400	390,882
		3,463,632
Colombia — 0.0%
Colombia Government International Bond
3.88%, 04/25/27	600	571,128
4.50%, 01/28/26	600	588,876
4.50%, 03/15/29	400	370,464
		1,530,468
Denmark — 0.0%
Kommunekredit, 0.50%, 01/28/26(d)	200	188,325

Dominican Republic — 0.1%
Dominican Republic International Bond
5.50%, 02/22/29(d)	350	344,143
5.95%, 01/25/27(d)	600	602,091
6.00%, 07/19/28(d)	300	301,444
6.88%, 01/29/26(d)	700	709,055
		1,956,733
Egypt — 0.1%
Egypt Government International Bond
3.88%, 02/16/26(d)	600	562,661
5.25%, 10/06/25(d)	200	194,010
5.80%, 09/30/27(d)	400	365,462
6.59%, 02/21/28(d)	400	368,997
7.50%, 01/31/27(d)	600	581,738
7.60%, 03/01/29(d)	400	372,311
Egyptian Financial Co. for Sovereign Taskeek (The),
10.88%, 02/28/26(d)	400	414,151
		2,859,330
El Salvador — 0.0%
El Salvador Government International Bond
6.38%, 01/18/27(d)	258	235,994
8.63%, 02/28/29(d)	76	69,469
		305,463

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ethiopia — 0.0%
Ethiopia International Bond, 6.63%, 12/11/24(d)(h)(i)	$270	$212,221

Finland — 0.0%
Finland Government International Bond, 6.95%,
02/15/26	200	206,621
Kuntarahoitus OYJ
4.25%, 01/31/29(b)	500	502,392
4.88%, 01/13/27(b)	500	506,654
		1,215,667
France — 0.3%
Agence Francaise de Developpement EPIC
4.00%, 09/21/27(d)	600	593,387
4.50%, 03/05/29(d)	600	605,890
Caisse d'Amortissement de la Dette Sociale
0.38%, 09/23/25(b)	1,450	1,379,227
3.75%, 05/24/28(b)	3,965	3,901,433
4.00%, 01/25/26(b)(c)	475	470,791
4.50%, 05/22/29(b)	1,000	1,014,357
4.88%, 09/19/26(b)	1,300	1,311,918
Caisse des Depots et Consignations, 4.25%,
01/31/27(d)	400	398,880
SFIL SA
0.63%, 02/09/26(d)	600	564,186
5.00%, 04/26/27(d)	400	406,252
		10,646,321
Free of Tax — 0.0%
European Stability Mechanism, 4.75%, 09/14/26(b)	1,000	1,008,880

Georgia — 0.0%
Georgia Government International Bond, 2.75%,
04/22/26(d)	200	185,935

Germany — 0.0%
State of North Rhine-Westphalia Germany
1.00%, 04/21/26(d)	200	188,398
4.38%, 02/16/27(d)	800	801,000
		989,398
Ghana — 0.0%
Ghana Government International Bond
6.38%, 02/11/27(d)(h)(i)	400	199,969
7.75%, 04/07/29(d)(i)	400	201,500
7.88%, 03/26/27(d)(h)(i)	200	100,851
8.13%, 01/18/26(d)(h)(i)	400	205,116
		707,436
Guatemala — 0.0%
Guatemala Government Bond
4.38%, 06/05/27(d)	200	192,066
4.50%, 05/03/26(d)	400	389,285
		581,351
Honduras — 0.0%
Honduras Government International Bond, 6.25%,
01/19/27(d)	350	336,551

Hong Kong — 0.1%
Airport Authority
1.75%, 01/12/27(b)	400	375,010
2.10%, 12/31/99, (5-year CMT + 4.697%)(a)(d)(f)	400	380,794
4.75%, 01/12/28(b)(c)	400	405,595
Hong Kong Government International Bond
0.63%, 02/02/26(b)	600	567,790
4.25%, 07/24/27(b)	400	401,920
Security	Par (000)	Value

Hong Kong (continued)
4.50%, 01/11/28(b)	$600	$608,550
Hong Kong Mortgage Corp. Ltd. (The), 4.88%,
09/13/28(d)	200	204,211
Hong Kong Sukuk 2017 Ltd., 3.13%, 02/28/27(d)	200	194,616
		3,138,486
Hungary — 0.1%
Hungary Government International Bond
5.25%, 06/16/29(d)	400	399,494
6.13%, 05/22/28(d)	600	617,067
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27(d)	400	403,984
MFB Magyar Fejlesztesi Bank Zrt, 6.50%,
06/29/28(d)	400	409,632
		1,830,177
India — 0.0%
Export-Import Bank of India
3.38%, 08/05/26(d)	600	582,941
3.88%, 02/01/28(d)	200	193,818
		776,759
Indonesia — 0.2%
Indonesia Government International Bond
3.50%, 01/11/28	600	573,505
3.85%, 07/18/27(d)	400	387,214
4.15%, 09/20/27	300	293,120
4.35%, 01/08/27(d)	400	394,478
4.40%, 03/10/29	200	196,787
4.55%, 01/11/28	600	593,179
4.75%, 01/08/26(d)	600	597,773
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(d)	400	375,310
4.15%, 03/29/27(d)	800	787,353
4.40%, 06/06/27(d)	800	790,398
4.40%, 03/01/28(d)	400	394,422
4.45%, 02/20/29(d)	200	197,294
4.55%, 03/29/26(d)	600	596,203
5.40%, 11/15/28(d)	200	203,873
		6,380,909
Iraq — 0.0%
Iraq International Bond, 5.80%, 01/15/28(d)	438	414,656

Israel — 0.0%
Israel Government International Bond
2.88%, 03/16/26(c)	400	383,882
3.25%, 01/17/28	400	372,630
5.38%, 03/12/29	600	598,861
		1,355,373
Italy — 0.0%
Republic of Italy Government International Bond,
1.25%, 02/17/26	1,100	1,039,712

Ivory Coast — 0.0%
Ivory Coast Government International Bond, 6.38%,
03/03/28(d)	200	196,010

Jamaica — 0.0%
Jamaica Government International Bond, 6.75%,
04/28/28(c)	400	414,997

Japan — 0.3%
Development Bank of Japan Inc.
3.25%, 04/28/27(b)(c)	1,030	999,086
4.63%, 04/10/29(b)	300	304,960

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Japan (continued)
5.13%, 09/01/26(b)	$300	$303,606
Japan Bank for International Cooperation
2.25%, 11/04/26	635	604,753
2.38%, 04/20/26	820	789,839
2.75%, 01/21/26	845	821,649
2.75%, 11/16/27	530	504,132
2.88%, 06/01/27	245	235,506
2.88%, 07/21/27	390	374,062
4.25%, 01/26/26	495	491,849
4.25%, 04/27/26	1,385	1,376,252
4.63%, 07/19/28	2,010	2,035,955
Japan International Cooperation Agency
2.75%, 04/27/27	500	478,509
3.25%, 05/25/27	690	668,432
4.00%, 05/23/28	600	591,626
		10,580,216
Jordan — 0.0%
Jordan Government International Bond
5.75%, 01/31/27(d)	400	385,948
6.13%, 01/29/26(d)	200	196,065
7.50%, 01/13/29(d)	400	397,884
7.75%, 01/15/28(d)	200	200,958
		1,180,855
Kenya — 0.0%
Republic of Kenya Government International Bond
7.00%, 05/22/27(d)	200	189,351
7.25%, 02/28/28(d)	400	362,686
		552,037
Kuwait — 0.0%
Kuwait International Government Bond, 3.50%,
03/20/27(d)	1,400	1,358,315

Lebanon — 0.0%
Lebanon Government International Bond
6.60%, 11/27/26(d)(h)(i)	620	42,199
6.75%, 11/29/27(d)(h)(i)	370	25,339
6.85%, 03/23/27(d)(h)(i)	483	33,273
		100,811
Luxembourg — 0.0%
Isdb Trust Services No. 2 SARL, 4.75%, 05/15/29(d)	600	613,350

Malaysia — 0.0%
Export-Import Bank of Malaysia Bhd, 1.83%,
11/26/26(d)	200	186,449
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(d)	350	341,725
		528,174
Mexico — 0.1%
Mexico Government International Bond
3.75%, 01/11/28	600	576,208
4.13%, 01/21/26	600	591,904
4.15%, 03/28/27	800	786,153
4.50%, 04/22/29	600	583,533
5.00%, 05/07/29	400	396,814
5.40%, 02/09/28	600	606,500
		3,541,112
Mongolia — 0.0%
Mongolia Government International Bond
3.50%, 07/07/27(d)	200	181,000
5.13%, 04/07/26(d)	200	195,323
Security	Par (000)	Value

Mongolia (continued)
8.65%, 01/19/28(d)	$200	$210,197
		586,520
Morocco — 0.0%
Morocco Government International Bond
2.38%, 12/15/27(d)	200	181,577
5.95%, 03/08/28(d)	400	406,691
		588,268
Namibia — 0.0%
Namibia International Bond, 5.25%, 10/29/25(d)	200	196,972

Netherlands — 0.1%
BNG Bank NV
3.50%, 05/19/28(b)(c)	980	956,983
4.25%, 01/25/29(b)	400	401,925
4.50%, 03/01/27(b)	400	402,234
Nederlandse Financierings-Maatschappij voor
Ontwikkelingslanden NV, 4.50%, 06/12/29(d)	200	203,432
Nederlandse Waterschapsbank NV, 4.38%,
02/28/29(b)	500	504,802
		2,469,376
Nigeria — 0.0%
Nigeria Government International Bond
6.13%, 09/28/28(d)	400	352,005
6.50%, 11/28/27(d)	400	368,682
7.63%, 11/21/25(d)	400	398,203
8.38%, 03/24/29(d)	400	376,467
		1,495,357
Norway — 0.1%
Kommunalbanken AS
0.38%, 09/11/25(b)	760	724,175
1.50%, 01/20/27(b)	910	850,765
4.50%, 09/01/28(b)	1,995	2,021,076
		3,596,016
Oman — 0.1%
Oman Government International Bond
4.75%, 06/15/26(d)	600	592,221
5.38%, 03/08/27(d)	550	550,106
5.63%, 01/17/28(d)	800	806,498
6.75%, 10/28/27(d)	400	416,885
Oman Sovereign Sukuk Co., 5.93%, 10/31/25(d)	400	403,483
		2,769,193
Pakistan — 0.0%
Pakistan Global Sukuk Programme Co. Ltd. (The),
7.95%, 01/31/29(d)	200	178,557
Pakistan Government International Bond
6.00%, 04/08/26(d)	400	362,581
6.88%, 12/05/27(d)	400	342,986
8.25%, 09/30/25(d)	200	193,208
		1,077,332
Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA,
2.38%, 09/14/25(d)	200	192,378
Panama Government International Bond
3.88%, 03/17/28	400	374,847
7.13%, 01/29/26	300	306,612
8.88%, 09/30/27	350	381,361
		1,255,198

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Paraguay — 0.0%
Paraguay Government International Bond, 4.70%,
03/27/27(d)	$200	$197,182

Peru — 0.0%
Corp. Financiera de Desarrollo SA, 2.40%,
09/28/27(d)	200	183,012
Fondo MIVIVIENDA SA, 4.63%, 04/12/27(d)	150	146,470
Peruvian Government International Bond, 4.13%,
08/25/27	200	195,742
		525,224
Philippines — 0.1%
Philippine Government International Bond
3.00%, 02/01/28	800	752,934
3.23%, 03/29/27	200	191,846
3.75%, 01/14/29	400	383,572
5.17%, 10/13/27	200	202,040
5.50%, 03/30/26	200	201,382
ROP Sukuk Trust, 5.05%, 06/06/29(d)	200	201,483
		1,933,257
Poland — 0.0%
Bank Gospodarstwa Krajowego, 6.25%, 10/31/28(d)	200	211,168
Republic of Poland Government International Bond
3.25%, 04/06/26	500	488,604
4.63%, 03/18/29	400	401,419
5.50%, 11/16/27	600	618,767
		1,719,958
Qatar — 0.1%
Qatar Government International Bond
3.25%, 06/02/26(d)	1,200	1,168,541
4.00%, 03/14/29(d)	1,200	1,178,338
4.50%, 04/23/28(d)	1,000	999,470
		3,346,349
Romania — 0.0%
Romanian Government International Bond
3.00%, 02/27/27(d)	400	375,862
5.25%, 11/25/27(d)	400	397,632
5.88%, 01/30/29(d)	400	404,749
6.63%, 02/17/28(d)	500	517,245
		1,695,488
Saudi Arabia — 0.3%
KSA Sukuk Ltd.
3.63%, 04/20/27(d)	1,900	1,848,215
4.27%, 05/22/29(d)	1,000	982,052
4.30%, 01/19/29(d)	400	393,175
5.27%, 10/25/28(d)	400	408,799
Saudi Government International Bond
2.50%, 02/03/27(d)	600	568,055
2.90%, 10/22/25(d)	800	779,215
3.25%, 10/26/26(d)	1,800	1,741,164
3.63%, 03/04/28(d)	1,600	1,539,778
4.38%, 04/16/29(d)	1,000	984,971
4.75%, 01/18/28(d)	800	799,509
		10,044,933
Serbia — 0.0%
Serbia International Bond, 6.25%, 05/26/28(d)	200	204,821

South Africa — 0.1%
Republic of South Africa Government
International Bond
4.30%, 10/12/28	400	374,151
Security	Par (000)	Value

South Africa (continued)
4.85%, 09/27/27	$200	$194,639
4.88%, 04/14/26	600	589,029
5.88%, 09/16/25	600	600,222
		1,758,041
South Korea — 0.3%
Export-Import Bank of Korea
0.63%, 02/09/26	410	386,254
0.75%, 09/21/25	400	382,242
1.13%, 12/29/26	400	369,023
1.63%, 01/18/27	400	373,833
1.75%, 10/19/28(d)	200	179,859
2.38%, 04/21/27	200	189,381
2.63%, 05/26/26	800	772,629
3.25%, 11/10/25	200	196,243
4.25%, 09/15/27	400	397,235
4.50%, 01/11/29	200	201,251
4.88%, 01/11/26	400	401,183
5.00%, 01/11/28	400	407,299
5.13%, 09/18/28	600	616,509
Incheon International Airport Corp., 1.25%,
05/04/26(d)	200	187,788
Industrial Bank of Korea, 5.38%, 10/04/28(d)	200	206,604
Korea Development Bank (The)
1.38%, 04/25/27	200	184,191
4.38%, 02/15/28	400	399,888
4.50%, 02/15/29	600	604,019
Korea Electric Power Corp, 4.88%, 01/31/27(d)	200	200,580
Korea Electric Power Corp.
4.00%, 06/14/27(d)	200	196,096
5.38%, 04/06/26(d)	200	201,571
5.38%, 07/31/26(d)	400	404,293
Korea Expressway Corp., 1.13%, 05/17/26(d)	400	375,148
Korea Gas Corp., 4.88%, 07/05/28(d)	200	202,126
Korea Housing Finance Corp.
4.63%, 02/24/28(d)	400	400,647
4.88%, 08/27/27(d)	200	201,946
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(d)	600	563,887
5.00%, 07/18/28(d)	200	202,389
Korea International Bond
2.50%, 06/19/29	200	186,481
2.75%, 01/19/27	200	192,502
3.50%, 09/20/28	200	195,023
4.50%, 07/03/29	400	408,032
5.63%, 11/03/25	200	202,217
Korea Land & Housing Corp, 5.75%, 10/06/25(d)	200	201,749
Korea Mine Rehabilitation & Mineral
Resources Corp.
1.75%, 04/15/26(d)	400	378,649
5.38%, 05/11/28(d)	200	203,629
Korea National Oil Corp.
0.88%, 10/05/25(d)	400	381,331
1.25%, 04/07/26(d)	400	376,852
2.13%, 04/18/27(d)	200	186,771
3.38%, 03/27/27(d)	200	193,331
4.88%, 04/03/28(d)	200	201,158
4.88%, 04/03/29(d)	200	201,421
Korea SMEs and Startups Agency, 2.13%,
08/30/26(d)	200	189,489

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Korea (continued)
Korea South-East Power Co. Ltd., 1.00%,
02/03/26(d)	$200	$188,815
		13,291,564
Sri Lanka — 0.0%
Sri Lanka Government International Bond
6.20%, 05/11/27(d)(h)(i)	400	223,057
6.83%, 07/18/26(d)(h)(i)	400	224,216
6.85%, 11/03/25(d)(h)(i)	810	458,564
7.85%, 03/14/29(d)(i)	200	112,885
		1,018,722
Supranational — 1.9%
Africa Finance Corp.
2.88%, 04/28/28(b)	200	179,197
4.38%, 04/17/26(d)	200	194,826
African Development Bank
0.88%, 03/23/26	1,069	1,008,450
0.88%, 07/22/26	1,026	958,694
4.38%, 11/03/27	280	281,842
4.38%, 03/14/28	1,120	1,129,228
4.63%, 01/04/27	605	610,168
Arab Petroleum Investments Corp.
1.26%, 02/10/26(d)	600	566,297
5.43%, 05/02/29(b)	400	412,597
Asian Development Bank
0.38%, 09/03/25	907	865,981
0.50%, 02/04/26	2,010	1,893,597
1.00%, 04/14/26	3,605	3,403,805
1.25%, 06/09/28	35	31,498
1.50%, 01/20/27	2,055	1,925,026
1.75%, 08/14/26	85	80,782
1.88%, 03/15/29	500	455,153
2.00%, 04/24/26	665	638,208
2.38%, 08/10/27	70	66,562
2.50%, 11/02/27	65	61,831
2.63%, 01/12/27	105	101,140
2.75%, 01/19/28	1,030	985,530
3.13%, 08/20/27	585	568,139
3.13%, 09/26/28	185	178,577
3.75%, 04/25/28	2,121	2,097,181
4.13%, 01/12/27	1,005	1,002,845
4.25%, 01/09/26	265	264,037
4.38%, 03/06/29	1,225	1,243,415
4.50%, 08/25/28	1,160	1,179,173
5.82%, 06/16/28	20	21,113
6.22%, 08/15/27	125	131,281
Asian Infrastructure Investment Bank (The)
0.50%, 01/27/26	492	463,788
3.75%, 09/14/27	150	148,224
4.00%, 01/18/28	1,075	1,070,396
4.88%, 09/14/26	150	151,673
Banque Ouest Africaine de Developpement, 5.00%,
07/27/27(b)(c)	595	571,584
Corp. Andina de Fomento
2.25%, 02/08/27	185	174,339
4.75%, 04/01/26	205	204,449
5.00%, 01/24/29	600	609,453
6.00%, 04/26/27	600	620,604
Council of Europe Development Bank
0.88%, 09/22/26	321	298,500
4.13%, 01/24/29	570	572,156
Security	Par (000)	Value

Supranational (continued)
Council Of Europe Development Bank, 3.75%,
05/25/26	$90	$88,938
European Bank for Reconstruction & Development
0.50%, 11/25/25	272	257,962
0.50%, 01/28/26	327	308,177
4.13%, 01/25/29	940	942,444
4.38%, 03/09/28	800	807,473
European Investment Bank
0.38%, 12/15/25	1,617	1,528,125
0.38%, 03/26/26	1,912	1,789,747
0.63%, 10/21/27	45	40,288
0.75%, 10/26/26	1,660	1,536,688
1.38%, 03/15/27	355	330,409
1.75%, 03/15/29	200	180,877
2.13%, 04/13/26	335	322,641
2.38%, 05/24/27	105	100,174
2.75%, 08/15/25	245	240,129
3.25%, 11/15/27	1,315	1,280,788
3.88%, 03/15/28	3,710	3,686,423
4.00%, 02/15/29	2,425	2,423,420
4.50%, 10/16/28	1,040	1,058,377
4.75%, 06/15/29	1,515	1,563,678
Inter-American Development Bank
0.63%, 09/16/27	120	107,787
0.88%, 04/20/26	2,645	2,490,853
1.13%, 07/20/28	140	125,109
1.50%, 01/13/27	40	37,490
2.00%, 06/02/26	686	656,911
2.00%, 07/23/26	295	281,986
2.38%, 07/07/27	390	371,180
3.13%, 09/18/28	500	482,541
4.00%, 01/12/28	3,470	3,458,877
4.13%, 02/15/29	1,565	1,571,754
4.38%, 02/01/27	165	165,651
4.50%, 05/15/26	252	252,351
Inter-American Investment Corp.
4.13%, 02/15/28	35	34,929
4.25%, 02/14/29	305	305,982
4.75%, 09/19/28	505	515,463
International Bank for Reconstruction &
Development
0.50%, 10/28/25	2,660	2,529,446
0.75%, 11/24/27	800	717,448
0.85%, 02/10/27	10	8,979
0.88%, 07/15/26	170	159,119
1.13%, 09/13/28	1,075	956,910
1.38%, 04/20/28	2,060	1,870,093
1.88%, 10/27/26	383	363,570
2.50%, 11/22/27	65	61,817
3.13%, 11/20/25	528	518,408
3.13%, 06/15/27	3,235	3,147,439
3.50%, 07/12/28	2,270	2,224,230
4.63%, 08/01/28	1,570	1,602,757
4.75%, 04/10/26	900	904,791
International Development Association
4.38%, 06/11/29(b)	1,210	1,227,384
Series GDIF, 0.75%, 06/10/27(d)	20	18,171
International Finance Corp.
0.75%, 10/08/26	310	287,394
2.13%, 04/07/26	37	35,617
3.63%, 09/15/25	357	352,861

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
4.25%, 07/02/29	$600	$606,496
4.38%, 01/15/27	100	100,397
4.50%, 07/13/28	620	630,284
ISDB Trust Services No. 2 SARL, 1.26%, 03/31/26(d)	1,075	1,017,671
Nordic Investment Bank
0.38%, 09/11/25	495	472,035
3.38%, 09/08/27	200	195,477
4.38%, 03/14/28	975	982,975
OPEC Fund for International Development (The), 4.50%, 01/26/26(b)	300	298,295
		78,057,025
Sweden — 0.1%
Svensk Exportkredit AB
0.50%, 08/26/25	1,272	1,215,107
2.25%, 03/22/27	75	71,133
4.13%, 06/14/28	30	29,901
4.25%, 02/01/29	400	401,829
4.88%, 09/14/26	350	353,101
Sweden Government International Bond, 4.38%, 01/30/26(b)	600	598,896
		2,669,967
Thailand — 0.0%
Export Import Bank of Thailand
1.46%, 10/15/25(d)	200	191,401
5.35%, 05/16/29(d)	200	204,660
		396,061
Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(d)	400	391,806

Turkey — 0.3%
Hazine Mustesarligi Varlik Kiralama AS
5.13%, 06/22/26(d)	700	684,629
7.25%, 02/24/27(d)	1,000	1,015,846
8.51%, 01/14/29(d)	600	641,239
9.76%, 11/13/25(d)	800	835,921
Istanbul Metropolitan Municipality
6.38%, 12/09/25(d)	200	197,508
10.50%, 12/06/28(d)	200	216,527
Turkey Government International Bond
4.25%, 04/14/26	600	583,672
4.75%, 01/26/26	600	589,367
4.88%, 10/09/26	800	780,664
5.13%, 02/17/28	400	385,164
6.00%, 03/25/27	1,000	996,467
6.13%, 10/24/28	600	594,248
6.38%, 10/14/25	600	601,554
7.63%, 04/26/29	1,000	1,036,224
8.60%, 09/24/27	600	640,359
9.38%, 03/14/29	600	661,620
9.88%, 01/15/28	1,400	1,552,772
Turkiye Ihracat Kredi Bankasi AS
5.75%, 07/06/26(d)	600	587,097
9.00%, 01/28/27(d)	200	209,481
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(d)	200	194,135
		13,004,494
Ukraine — 0.0%
Ukraine Government International Bond
7.75%, 09/01/23(d)(h)(i)	704	255,417
Security	Par (000)	Value

Ukraine (continued)
7.75%, 09/01/24(d)(h)(i)	$500	$169,170
7.75%, 09/01/25(d)(h)(i)	500	164,992
7.75%, 09/01/26(d)(h)(i)	300	95,835
8.99%, 02/01/24(d)(h)(i)	200	73,142
		758,556
United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
1.63%, 06/02/28(d)	200	179,917
3.13%, 05/03/26(d)	1,000	972,880
3.13%, 10/11/27(d)	1,600	1,536,864
4.88%, 04/30/29(d)	600	609,972
Dubai DOF Sukuk Ltd., 5.00%, 04/30/29(d)	200	204,481
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(d)	400	371,967
3.85%, 04/03/26(d)	400	387,902
4.23%, 03/14/28(d)	200	192,209
		4,456,192
United Kingdom — 0.0%
Bank of England Euro Note, 4.50%, 03/05/27(b)	600	604,461

Uruguay — 0.0%
Uruguay Government International Bond, 4.38%, 10/27/27	500	499,173

Total Foreign Government Obligations — 6.0%
(Cost: $251,201,850)		247,817,081

Municipal Debt Obligations

California — 0.1%
California Earthquake Authority RB, 5.60%,
07/01/27	200	201,376
San Francisco City & County Public Utilities
Commission Wastewater Revenue RB, 4.66%,
10/01/27	250	251,322
University of California RB
Series BG, 0.88%, 05/15/25	70	67,813
Series BG, 1.32%, 05/15/27	600	552,751
		1,073,262
Florida — 0.0%
State Board of Administration Finance Corp. RB
1.26%, 07/01/25(c)	650	627,680
1.71%, 07/01/27	250	230,517
		858,197
Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	394	402,039

Wisconsin — 0.0%
State of Wisconsin RB, Series C, 3.15%, 05/01/27	215	208,487

Total Municipal Debt Obligations — 0.1%
(Cost: $2,555,276)		2,541,985

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 4.4%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	206	196,739
2.50%, 08/01/31	178	169,090
2.50%, 10/01/31	457	431,916
2.50%, 12/01/31	259	244,307
2.50%, 02/01/32	309	292,626

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 01/01/33	$799	$752,340
3.00%, 05/01/29	6,434	6,259,127
3.00%, 05/01/30	188	181,329
3.00%, 06/01/30	15	14,383
3.00%, 07/01/30	146	140,556
3.00%, 12/01/30	216	207,203
3.00%, 05/01/31	79	75,570
3.00%, 06/01/31	55	52,439
3.50%, 05/01/32	43	41,643
3.50%, 09/01/32	33	31,576
3.50%, 07/01/33	85	82,385
3.50%, 06/01/34	392	380,053
4.00%, 05/01/33	77	75,880
5.99%, 02/01/45,
(12-mo. LIBOR US + 1.618%)(a)	7	7,303
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Series K048, Class A2, 3.28%, 06/25/25,
(1-day SOFR + 2.127%)(a)	1,347	1,326,423
Series K049, Class A2, 3.01%, 07/25/25	1,122	1,100,343
Series K051, Class A2, 3.31%, 09/25/25	1,622	1,591,937
Series K053, Class A2, 3.00%, 12/25/25	1,000	975,798
Series K067, Class A1, 2.90%, 03/25/27	1,858	1,808,753
Series K-1512, Class A2, 2.99%, 05/25/31	460	422,935
Series K-1512, Class A3, 3.06%, 04/25/34	450	397,499
Federal National Mortgage Association
5.90%, 12/01/44,
(12-mo. LIBOR US + 1.580%)(a)	7	6,709
6.34%, 04/01/44,
(12-mo. LIBOR US + 1.590%)(a)	24	23,586
Series 2016-M3, Class A2, 2.70%, 02/25/26	3,677	3,561,594
Uniform Mortgage-Backed Securities
1.50%, 02/01/36	1,914	1,677,346
1.50%, 03/01/36	2,079	1,820,220
1.50%, 10/01/36	2,070	1,814,183
1.50%, 11/01/36	1,726	1,514,724
1.50%, 02/01/37	11,641	10,160,538
1.50%, 03/01/37	8,343	7,278,443
1.50%, 08/01/37	1,466	1,279,536
2.00%, 10/01/35	8,402	7,618,207
2.00%, 11/01/35	2,763	2,511,767
2.00%, 12/01/35	5,603	5,063,043
2.00%, 02/01/36	17,388	15,740,623
2.00%, 03/01/36	6,218	5,605,690
2.00%, 04/01/36	2,300	2,070,464
2.00%, 05/01/36	10,804	9,761,888
2.00%, 06/01/36	875	787,733
2.00%, 07/01/36	6,362	5,720,420
2.00%, 08/01/36	670	602,370
2.00%, 10/01/36	1,453	1,304,980
2.00%, 11/01/36	6,805	6,111,391
2.00%, 12/01/36	9,336	8,386,533
2.00%, 01/01/37	6,748	6,070,929
2.00%, 02/01/37	4,194	3,765,323
2.50%, 07/01/28	233	224,190
2.50%, 12/01/29	53	50,823
2.50%, 03/01/30	36	33,911
2.50%, 07/01/30	41	39,532
2.50%, 08/01/30	131	124,399
2.50%, 12/01/30	22	20,684
2.50%, 01/01/31	19	17,734
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 05/01/31	$384	$363,848
2.50%, 08/01/31	522	494,596
2.50%, 09/01/31	415	391,252
2.50%, 10/01/31	1,871	1,778,726
2.50%, 12/01/31	632	596,976
2.50%, 01/01/32	1,340	1,265,840
2.50%, 02/01/32	514	486,184
2.50%, 03/01/32	497	468,872
2.50%, 04/01/32	3,441	3,253,773
2.50%, 07/01/32	3,712	3,515,636
2.50%, 10/01/32	73	68,497
2.50%, 01/01/33	600	567,065
2.50%, 07/01/35	5,535	5,136,223
2.50%, 10/01/35	572	528,181
2.50%, 03/01/36	1,290	1,192,608
2.50%, 05/01/36	8,400	7,730,176
2.50%, 06/01/36	213	196,207
2.50%, 07/01/36	512	471,557
2.50%, 08/01/36	2,582	2,381,705
2.50%, 04/01/37	1,607	1,478,395
2.50%, 05/01/37	456	419,690
2.50%, 08/15/39(m)	675	620,485
3.00%, 10/01/27	18	17,339
3.00%, 10/01/28	81	78,484
3.00%, 11/01/28	85	82,518
3.00%, 03/01/30	2,570	2,498,171
3.00%, 04/01/30	48	46,675
3.00%, 07/01/30	33	31,924
3.00%, 08/01/30	114	109,504
3.00%, 09/01/30	168	160,921
3.00%, 10/01/30	91	87,839
3.00%, 11/01/30	20	18,933
3.00%, 12/01/30	79	76,628
3.00%, 01/01/31	1,038	1,001,005
3.00%, 02/01/31	529	509,493
3.00%, 03/01/31	115	110,295
3.00%, 04/01/31	59	56,904
3.00%, 06/01/31	347	332,767
3.00%, 09/01/31	111	106,336
3.00%, 10/01/31	18	16,891
3.00%, 01/01/32	353	338,893
3.00%, 02/01/32	743	713,036
3.00%, 03/01/32	109	104,207
3.00%, 06/01/32	356	342,375
3.00%, 11/01/32	366	350,708
3.00%, 12/01/32	610	582,846
3.00%, 10/01/33	444	423,154
3.00%, 07/01/34	201	191,087
3.00%, 09/01/34	2,168	2,060,333
3.00%, 11/01/34	332	315,607
3.00%, 07/01/37	745	703,667
3.00%, 08/15/39(m)	453	425,973
3.50%, 01/01/27	2	2,359
3.50%, 12/01/29	8	7,568
3.50%, 07/01/30	79	77,321
3.50%, 10/01/30	36	34,614
3.50%, 11/01/30	5	4,741
3.50%, 03/01/31	57	55,218
3.50%, 06/01/31	89	86,382
3.50%, 01/01/32	53	51,976
3.50%, 05/01/32	82	79,086

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/01/32	$106	$102,994
3.50%, 07/01/32	28	27,407
3.50%, 08/01/32	25	24,705
3.50%, 09/01/32	162	157,187
3.50%, 10/01/32	27	26,128
3.50%, 11/01/32	19	18,427
3.50%, 03/01/33	296	287,027
3.50%, 04/01/33	360	348,763
3.50%, 05/01/33	226	219,015
3.50%, 06/01/33	402	388,325
3.50%, 02/01/34	3,049	2,951,228
3.50%, 07/01/34	349	341,440
3.50%, 08/01/34	404	391,172
3.50%, 01/01/35	328	317,856
3.50%, 08/15/39(m)	174	167,296
4.00%, 07/01/29	17	16,887
4.00%, 07/01/32	65	64,423
4.00%, 05/01/33	168	164,635
4.00%, 06/01/33	82	80,623
4.00%, 07/01/33	51	49,886
4.00%, 12/01/33	134	132,657
4.00%, 08/01/37	185	181,013
4.00%, 09/01/37	255	249,443
4.00%, 11/01/37	364	356,288
4.00%, 02/01/38	192	188,024
4.00%, 05/01/38	165	161,600
4.00%, 11/01/38	104	101,956
4.00%, 08/15/39(m)	3,204	3,133,911
4.50%, 08/15/39(m)	112	111,296
5.00%, 08/15/39(m)	178	178,435
		184,669,983
U.S. Government Agency Obligations — 0.3%
Federal Home Loan Banks, 3.25%, 06/09/28	1,000	972,075
Federal National Mortgage Association, 0.50%, 06/17/25	13,000	12,522,817
		13,494,892
U.S. Government Obligations — 50.4%
U.S. Treasury Note/Bond
0.25%, 08/31/25	12,000	11,440,313
0.25%, 09/30/25	14,700	13,972,465
0.25%, 10/31/25	20,700	19,614,867
0.38%, 11/30/25	15,000	14,197,266
0.38%, 12/31/25	7,200	6,794,719
0.38%, 01/31/26	17,550	16,513,453
0.38%, 09/30/27	17,100	15,253,734
0.50%, 02/28/26	19,000	17,865,195
0.50%, 04/30/27	18,000	16,335,000
0.50%, 05/31/27	14,000	12,670,000
0.50%, 06/30/27	9,570	8,639,168
0.50%, 08/31/27	10,600	9,516,813
0.50%, 10/31/27	23,100	20,634,797
0.63%, 07/31/26	16,850	15,684,322
0.63%, 11/30/27	23,800	21,293,562
0.75%, 03/31/26	16,000	15,070,625
0.75%, 04/30/26	13,720	12,893,584
0.75%, 05/31/26	18,280	17,136,786
0.75%, 08/31/26	19,500	18,153,281
0.88%, 06/30/26	17,800	16,694,453
0.88%, 09/30/26	17,670	16,463,470
1.00%, 07/31/28	15,000	13,360,547
Security	Par (000)	Value

U.S. Government Obligations (continued)
1.13%, 10/31/26	$18,800	$17,567,719
1.13%, 02/28/27	6,400	5,934,000
1.13%, 02/29/28	20,000	18,092,188
1.13%, 08/31/28	19,000	16,975,313
1.25%, 11/30/26	19,180	17,942,291
1.25%, 12/31/26	16,750	15,648,164
1.25%, 03/31/28	20,000	18,135,938
1.25%, 05/31/28	5,600	5,058,813
1.25%, 06/30/28	4,500	4,057,031
1.25%, 09/30/28	10,000	8,964,063
1.38%, 08/31/26	8,860	8,354,703
1.38%, 10/31/28	10,000	8,995,313
1.38%, 12/31/28	24,000	21,510,000
1.50%, 08/15/26	14,000	13,252,969
1.50%, 01/31/27	30,700	28,793,242
1.50%, 11/30/28	12,000	10,834,688
1.63%, 02/15/26	17,000	16,292,109
1.63%, 05/15/26	18,000	17,161,875
1.63%, 10/31/26	12,500	11,813,477
1.75%, 12/31/26	10,000	9,451,563
1.75%, 01/31/29	30,000	27,295,312
1.88%, 02/28/27	20,000	18,906,250
1.88%, 02/28/29	5,000	4,568,359
2.00%, 11/15/26	17,600	16,772,250
2.25%, 11/15/25	16,400	15,926,578
2.25%, 03/31/26	4,000	3,862,969
2.25%, 02/15/27	22,300	21,298,242
2.25%, 08/15/27	20,350	19,299,113
2.25%, 11/15/27	20,900	19,753,766
2.38%, 05/15/27	21,450	20,479,723
2.38%, 03/31/29	20,000	18,659,375
2.50%, 02/28/26	4,000	3,881,875
2.50%, 03/31/27	29,000	27,851,328
2.63%, 01/31/26	8,500	8,273,223
2.63%, 05/31/27	2,000	1,922,344
2.63%, 07/31/29	20,000	18,814,063
2.75%, 08/31/25	16,000	15,668,125
2.75%, 04/30/27	21,800	21,038,703
2.75%, 07/31/27	21,440	20,647,725
2.75%, 02/15/28	20,000	19,162,500
2.88%, 11/30/25	4,900	4,793,004
2.88%, 05/15/28	25,000	24,013,672
2.88%, 08/15/28	22,000	21,094,219
3.00%, 09/30/25	20,000	19,627,344
3.00%, 10/31/25	24,900	24,416,590
3.13%, 08/31/27	25,000	24,330,078
3.13%, 11/15/28	22,000	21,269,531
3.25%, 06/30/27	20,000	19,559,375
3.25%, 06/30/29	20,000	19,381,250
3.50%, 09/15/25	21,200	20,933,344
3.50%, 01/31/28	31,200	30,678,375
3.50%, 04/30/28	23,049	22,654,646
3.63%, 05/31/28	19,800	19,547,859
3.75%, 04/15/26	6,108	6,045,011
3.75%, 12/31/28	28,284	28,054,192
3.88%, 01/15/26	14,000	13,876,406
3.88%, 11/30/27	28,180	28,043,503
3.88%, 12/31/27	19,760	19,670,463
4.00%, 12/15/25	17,300	17,178,359
4.00%, 02/15/26	12,000	11,918,438
4.00%, 01/15/27	19,000	18,927,266

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
4.00%, 02/29/28	$11,066	$11,062,542
4.00%, 06/30/28	16,000	16,010,000
4.00%, 01/31/29	23,882	23,934,242
4.00%, 07/31/29	256	256,880
4.13%, 02/15/27	13,739	13,730,413
4.13%, 09/30/27	9,000	9,023,906
4.13%, 10/31/27	11,000	11,028,359
4.13%, 07/31/28	23,759	23,887,076
4.13%, 03/31/29	30,000	30,234,375
4.25%, 10/15/25	11,600	11,551,969
4.25%, 12/31/25	19,437	19,367,148
4.25%, 01/31/26	13,253	13,211,067
4.25%, 03/15/27	10,462	10,497,146
4.25%, 02/28/29	27,780	28,148,953
4.25%, 06/30/29	40,837	41,408,080
4.38%, 07/31/26	2,650	2,655,900
4.38%, 08/15/26	33,800	33,868,656
4.38%, 12/15/26	17,299	17,374,683
4.38%, 07/15/27	1,188	1,198,209
4.38%, 08/31/28	22,280	22,615,941
4.38%, 11/30/28	24,239	24,644,246
4.50%, 11/15/25	13,200	13,186,078
4.50%, 03/31/26	32,559	32,609,873
4.50%, 05/15/27	3,502	3,538,388
4.50%, 05/31/29	55,579	56,972,817
4.63%, 02/28/26	30,000	30,082,031
4.63%, 03/15/26	20,000	20,065,625
4.63%, 06/30/26	32,616	32,808,384
4.63%, 09/15/26	31,188	31,426,783
4.63%, 10/15/26	6,715	6,771,658
4.63%, 11/15/26	7,007	7,072,691
4.63%, 09/30/28	23,823	24,412,992
4.63%, 04/30/29	15,000	15,442,969
4.88%, 11/30/25	21,262	21,345,055
4.88%, 04/30/26	34,523	34,815,636
4.88%, 05/31/26	6,513	6,574,314
4.88%, 10/31/28	23,719	24,556,577
5.00%, 09/30/25	6,400	6,423,750
5.00%, 10/31/25	15,500	15,571,445
		2,094,515,484

Total U.S. Government & Agency Obligations — 55.1%
(Cost: $2,331,157,712)		2,292,680,359

	Shares

Common Stocks

Financial Services — 0.0%
HoldCo.(j)	16,280	—

Health Care Technology — 0.0%
Quincy Health LLC(j)	978	—

Metals & Mining — 0.0%
Foresight Energy LLC(j)	112	—
Security	Shares	Value

Office REITs — 0.0%
Office Properties Income Trust, NVS.	690	$1,718

Total Common Stocks — 0.0%
(Cost $212,146)		1,718

Preferred Stocks

Financial Services — 0.0%
HoldCo. Preference Shares(j)	104	—

Total Preferred Stocks — 0.0%
(Cost $97)		—

Total Long-Term Investments — 98.4%
(Cost: $4,145,948,996)		4,091,592,885

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(n)(o)	34,963,006	34,976,991
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(n)(o)(p)	18,190,255	18,190,255

Total Short-Term Securities — 1.3%
(Cost: $53,165,050)		53,167,246

Total Investments — 99.7%
(Cost: $4,199,114,046)		4,144,760,131

Other Assets Less Liabilities — 0.3%		14,505,530
Net Assets — 100.0%		$4,159,265,661

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Perpetual security with no stated maturity date.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)	Zero-coupon bond.
(l)	U.S. dollar denominated security issued by foreign domiciled entity.
(m)	Represents or includes a TBA transaction.
(n)	Affiliate of the Fund.
(o)	Annualized 7-day yield as of period end.
(p)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$18,941,271	$16,039,332	(a)	$—		$(967)	$(2,645)	$34,976,991	34,963,006	$972,642		$25
BlackRock Cash Funds: Treasury, SL Agency Shares	37,406,575	—		(19,216,320)	(a)	—	—	18,190,255	18,190,255	279,991	(b)	—
						$(967)	$(2,645)	$53,167,246		$1,252,633		$25

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$35,015,306	$—	$35,015,306
Collaterized Mortgage Obligations	—	66,925,341	—	66,925,341
Corporate Bonds & Notes	—	1,446,611,095	—	1,446,611,095
Foreign Government Obligations	—	247,817,081	—	247,817,081
Municipal Debt Obligations	—	2,541,985	—	2,541,985
U.S. Government & Agency Obligations	—	2,292,680,359	—	2,292,680,359
Common Stocks	—	1,718	—	1,718
Preferred Stocks	—	—	—	—
Short-Term Securities
Money Market Funds	53,167,246	—	—	53,167,246
	$53,167,246	$4,091,592,885	$—	$4,144,760,131

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2024

Portfolio Abbreviation

CJSC	Closed Joint Stock Company	PIK	Payment-in-kind
CMT	Constant Maturity Treasury	PJSC	Public Joint Stock Company
CPI	Consumer Price Index	RB	Revenue Bond
GO	General Obligation	REIT	Real Estate Investment Trust
JSC	Joint Stock Company	SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate
NVS	Non-Voting Shares